Schedule of Investments (unaudited)
May 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Ally Auto Receivables Trust, 5.07%, 04/15/27	$621	$621,578
AmeriCredit Automobile Receivables Trust, 5.38%, 06/18/29	1,130	1,145,506
Capital One Multi-Asset Execution Trust, 4.95%, 10/15/27	5,067	5,072,117
CarMax Auto Owner Trust, 4.65%, 01/16/29	1,000	1,002,265
Citibank Credit Card Issuance Trust, 6.15%, 06/15/39	100	108,616
GM Financial Consumer Automobile Receivables Trust
4.47%, 02/16/28	771	770,477
5.28%, 10/16/29	850	862,139
Hyundai Auto Receivables Trust
4.32%, 10/15/29	1,000	998,644
4.40%, 04/15/31	500	499,489
John Deere Owner Trust, 4.06%, 06/15/29	1,430	1,423,822
Mercedes-Benz Auto Lease Trust, 4.69%, 02/18/31	400	403,055
Santander Drive Auto Receivables Trust, 5.23%, 12/15/28	210	210,861
Toyota Auto Receivables Owner Trust
4.34%, 11/15/29	100	100,257
4.42%, 08/15/28	250	249,989
Verizon Master Trust
4.49%, 01/22/29	1,000	999,334
4.17%, 08/20/30	1,200	1,196,656
WF Card Issuance Trust, 4.29%, 10/15/29	1,600	1,598,634
World Omni Auto Receivables Trust, 4.34%, 09/16/30	500	501,105
Total Asset-Backed Securities — 0.4% (Cost: $17,764,829)		17,764,544
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 1.2%
Bank
3.35%, 01/15/63(a)	200	171,635
Series 2017-BNK5, Class A4, 3.13%, 06/15/60	827	800,586
Bank5, 5.88%, 08/15/57	500	518,673
BBCMS Mortgage Trust
2.69%, 11/15/54	1,000	871,731
5.83%, 11/15/57(a)	250	251,942
6.00%, 09/15/56(a)	4,710	4,948,541
6.15%, 12/15/55(a)	100	103,622
Series 2020-C7, Class A5, 2.04%, 04/15/53	670	586,990
Series 2021-C11, Class A5, 2.32%, 09/15/54	2,000	1,702,939
BBCMS Trust, 2.27%, 07/15/54	250	231,876
Benchmark Mortgage Trust
3.93%, 03/15/52	1,078	1,065,822
5.33%, 02/15/58	500	505,314
5.36%, 05/15/55	250	252,937
6.06%, 08/15/57(a)	500	514,993
6.79%, 03/15/57	500	519,872
Series 2018-B4, Class ASB, 4.06%, 07/15/51(a)	159	157,100
Series 2018-B6, Class AAB, 4.17%, 10/10/51	163	162,329
Series 2019-B11, Class A4, 3.28%, 05/15/52	100	94,065
Series 2020-B21, Class A4, 1.70%, 12/17/53	1,200	1,034,263
Series 2020-B21, Class A5, 1.98%, 12/17/53	800	684,277
BMO Mortgage Trust
4.81%, 07/15/54(a)	493	493,103
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.58%, 05/15/58	$200	$205,738
5.74%, 02/15/57	1,000	1,027,664
5.88%, 09/15/57(a)	200	197,145
5.89%, 11/15/57(a)	303	311,120
6.20%, 11/15/57(a)	928	949,392
CD Mortgage Trust
3.35%, 11/10/49	815	806,694
3.91%, 11/13/50(a)	100	93,908
Citigroup Commercial Mortgage Trust
3.92%, 12/15/72(a)	200	179,161
Series 2019-C7, Class A4, 3.10%, 12/15/72	500	462,851
CSAIL Commercial Mortgage Trust, 4.05%, 03/15/52	200	194,700
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.00%, 09/25/29	1,000	953,731
3.78%, 11/25/32(a)	2,000	1,894,914
4.43%, 02/25/33(a)	2,400	2,367,895
4.57%, 12/25/28	400	402,758
4.65%, 08/25/28(a)	1,000	1,009,018
4.76%, 10/25/34	900	899,101
5.40%, 01/25/29	5,000	5,163,816
5.40%, 01/25/29	1,000	1,031,983
Federal National Mortgage Association-ACES
1.32%, 05/25/30	245	215,712
2.40%, 11/25/31	500	440,622
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A5, 2.87%, 08/15/49	100	97,385
JPMCC Commercial Mortgage Securities Trust, 3.28%, 07/15/50	566	558,544
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A5, 3.10%, 11/15/49	500	484,624
Morgan Stanley Capital I Trust, 2.75%, 06/15/54(a)	1,000	838,130
MSWF Commercial Mortgage Trust, 5.75%, 05/15/56	2,000	2,070,843
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class C5, 2.90%, 10/10/48	103	103,244
UBS Commercial Mortgage Trust
4.03%, 08/15/51	2,000	1,955,106
4.67%, 12/15/51(a)	250	244,007
Series 2018-C12, Class ASB, 4.19%, 08/15/51	299	296,883
Wells Fargo Commercial Mortgage Trust
4.15%, 03/15/51(a)	500	485,896
Class A4, 2.34%, 08/15/54	460	396,269
Class ASB, 4.17%, 05/15/51	587	582,649
Series 2019-C51, Class A4, 3.31%, 06/15/52	2,000	1,866,916
Series 2019-C54, Class A4, 3.15%, 12/15/52	1,000	931,482
Series 2020-C56, Class A5, 2.45%, 06/15/53	130	116,906
		45,509,417
Total Collateralized Mortgage Obligations — 1.2% (Cost: $46,810,815)		45,509,417

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
5.38%, 06/15/33	$167	$166,281
5.40%, 10/01/48	265	237,563
		403,844
Aerospace & Defense — 0.2%
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	535	507,242
General Electric Co.
4.35%, 05/01/50	70	57,630
6.75%, 03/15/32	255	284,635
Hexcel Corp., 4.20%, 02/15/27	695	686,866
Howmet Aerospace Inc., 5.95%, 02/01/37	30	31,470
L3Harris Technologies Inc., 5.50%, 08/15/54	50	46,970
Northrop Grumman Corp.
4.90%, 06/01/34	550	540,996
4.95%, 03/15/53	285	250,263
5.20%, 06/01/54	530	482,202
RTX Corp.
1.90%, 09/01/31	45	37,923
2.25%, 07/01/30	709	633,577
2.38%, 03/15/32	35	29,881
2.65%, 11/01/26	90	87,841
3.13%, 05/04/27	272	265,680
3.13%, 07/01/50	236	151,079
3.75%, 11/01/46	282	209,941
4.05%, 05/04/47	287	222,053
4.13%, 11/16/28	426	421,653
4.15%, 05/15/45	205	164,094
4.35%, 04/15/47	392	318,768
4.45%, 11/16/38	325	291,927
4.50%, 06/01/42	263	227,494
4.63%, 11/16/48	244	204,525
4.70%, 12/15/41	112	99,106
4.80%, 12/15/43	185	163,059
4.88%, 10/15/40	180	165,196
5.38%, 02/27/53	95	88,383
5.40%, 05/01/35	135	136,494
5.75%, 11/08/26	60	61,038
6.00%, 03/15/31	20	21,228
6.05%, 06/01/36	75	79,183
6.10%, 03/15/34	35	37,248
6.13%, 07/15/38	210	221,743
6.40%, 03/15/54	85	90,795
7.50%, 09/15/29	35	38,819
		7,357,002
Agriculture — 0.2%
Archer-Daniels-Midland Co.
2.50%, 08/11/26	10	9,790
2.70%, 09/15/51	125	73,778
2.90%, 03/01/32	50	44,497
3.25%, 03/27/30	288	272,401
3.75%, 09/15/47	164	121,168
4.02%, 04/16/43	33	26,586
4.50%, 08/15/33	165	159,000
4.50%, 03/15/49	75	62,074
4.54%, 03/26/42	62	54,237
5.38%, 09/15/35	5	5,103
5.94%, 10/01/32	197	210,753
Security	Par (000)	Value
Agriculture (continued)
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	$1,665	$1,489,179
3.25%, 08/15/26	1,671	1,645,567
3.75%, 09/25/27	909	894,623
4.10%, 01/07/28	455	451,470
4.20%, 09/17/29	105	103,635
4.65%, 09/17/34	80	77,009
		5,700,870
Apparel — 0.0%
Tapestry Inc.
4.13%, 07/15/27	92	90,945
5.10%, 03/11/30	25	25,013
		115,958
Auto Manufacturers — 0.3%
American Honda Finance Corp.
1.80%, 01/13/31	545	461,391
2.00%, 03/24/28	310	289,504
2.25%, 01/12/29	425	390,991
2.30%, 09/09/26	205	199,254
2.35%, 01/08/27	145	140,094
4.45%, 10/22/27	175	174,554
4.60%, 04/17/30	115	114,173
4.70%, 01/12/28	30	30,127
4.85%, 10/23/31	60	59,430
4.90%, 03/12/27	125	125,742
4.90%, 07/09/27	100	100,683
4.90%, 01/10/34(b)	305	296,380
5.05%, 07/10/31	10	10,053
5.13%, 07/07/28	25	25,393
5.65%, 11/15/28	55	56,806
Cummins Inc.
1.50%, 09/01/30	1,094	942,700
2.60%, 09/01/50	395	227,898
4.25%, 05/09/28	50	50,073
4.70%, 02/15/31	100	99,668
4.88%, 10/01/43	402	366,846
4.90%, 02/20/29	145	147,943
5.15%, 02/20/34	1,075	1,082,447
5.30%, 05/09/35	100	99,859
5.45%, 02/20/54	4,545	4,280,189
General Motors Co.
5.00%, 04/01/35	135	124,761
5.15%, 04/01/38	160	144,295
5.20%, 04/01/45	269	223,500
5.40%, 04/01/48	85	71,501
5.95%, 04/01/49	135	121,626
6.25%, 10/02/43	170	161,424
6.60%, 04/01/36	246	254,036
6.75%, 04/01/46	189	188,027
General Motors Financial Co. Inc.
2.35%, 01/08/31	25	21,279
2.40%, 10/15/28	50	45,989
2.70%, 06/10/31	340	291,273
3.10%, 01/12/32	195	168,260
3.60%, 06/21/30	135	124,302
4.30%, 04/06/29	120	116,251
5.65%, 01/17/29	30	30,410
5.85%, 04/06/30	25	25,531
6.40%, 01/09/33	320	330,440
Honda Motor Co. Ltd., 2.97%, 03/10/32	205	181,010

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	$297	$349,494
		12,745,607
Auto Parts & Equipment — 0.1%
Aptiv PLC
3.10%, 12/01/51	499	285,879
4.35%, 03/15/29	285	278,387
4.40%, 10/01/46	74	54,153
5.40%, 03/15/49	127	105,529
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32	240	210,743
4.15%, 05/01/52	310	213,147
Aptiv PLC/Aptiv Global Financing DAC, 5.75%, 09/13/54	205	177,050
BorgWarner Inc.
4.38%, 03/15/45	111	88,385
5.40%, 08/15/34	5	4,981
Lear Corp.
3.50%, 05/30/30	284	263,161
3.55%, 01/15/52	140	86,427
3.80%, 09/15/27	146	142,902
4.25%, 05/15/29	172	167,554
5.25%, 05/15/49(b)	137	113,312
Magna International Inc., 5.50%, 03/21/33(b)	50	50,209
		2,241,819
Banks — 5.2%
Banco Bilbao Vizcaya Argentaria SA
6.03%, 03/13/35, (1-year CMT + 1.950%)(a)	245	250,454
7.88%, 11/15/34, (1-year CMT + 3.300%)(a)	15	16,774
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.900%)(a)	355	341,263
2.75%, 12/03/30	225	197,866
2.96%, 03/25/31	280	253,024
3.23%, 11/22/32, (1-year CMT + 1.600%)(a)	235	205,498
3.49%, 05/28/30	10	9,370
3.80%, 02/23/28	30	29,263
4.18%, 03/24/28, (1-year CMT + 2.000%)(a)	830	821,956
4.25%, 04/11/27	10	9,915
4.38%, 04/12/28	500	495,667
5.54%, 03/14/30, (1-year CMT + 1.450%)(a)	5	5,115
6.35%, 03/14/34	400	412,903
6.61%, 11/07/28	5	5,309
6.92%, 08/08/33	470	501,130
6.94%, 11/07/33	60	66,756
Bank of America Corp.
1.73%, 07/22/27, (1-day SOFR + 0.960%)(a)	595	575,513
1.90%, 07/23/31, (1-day SOFR + 1.530%)(a)	95	82,220
1.92%, 10/24/31, (1-day SOFR + 1.370%)(a)	315	271,227
2.09%, 06/14/29, (1-day SOFR + 1.060%)(a)	145	134,611
2.30%, 07/21/32, (1-day SOFR + 1.220%)(a)	195	167,099
2.48%, 09/21/36, (5-year CMT + 1.200%)(a)	510	426,404
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.252%)(a)	308	278,048
2.55%, 02/04/28, (1-day SOFR + 1.050%)(a)	55	53,152
2.57%, 10/20/32, (1-day SOFR + 1.210%)(a)	135	117,126
2.59%, 04/29/31, (1-day SOFR + 2.150%)(a)	379	342,039
2.68%, 06/19/41, (1-day SOFR + 1.930%)(a)	195	136,122
2.69%, 04/22/32, (1-day SOFR + 1.320%)(a)	470	415,183
2.83%, 10/24/51, (1-day SOFR + 1.880%)(a)	364	220,275
Security	Par (000)	Value
Banks (continued)
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.452%)(a)	$83	$76,886
2.97%, 02/04/33, (1-day SOFR + 1.330%)(a)	517	454,895
2.97%, 07/21/52, (1-day SOFR + 1.560%)(a)	617	384,600
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.442%)(a)	195	183,753
3.25%, 10/21/27	380	370,677
3.31%, 04/22/42, (1-day SOFR + 1.580%)(a)	225	167,891
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.302%)(a)	425	412,415
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.632%)(a)	90	88,058
3.71%, 04/24/28, (3-mo. CME Term SOFR + 1.774%)(a)	25	24,577
3.82%, 01/20/28, (3-mo. CME Term SOFR + 1.837%)(a)	220	217,109
3.85%, 03/08/37, (5-year CMT + 2.000%)(a)	440	393,928
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.452%)(a)	236	179,620
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.332%)(a)	350	343,770
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.472%)(a)	301	293,616
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.582%)(a)	185	156,829
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.412%)(a)	1,051	810,765
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.076%)(a)	650	576,246
4.25%, 10/22/26	247	245,966
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.572%)(a)	435	430,102
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.782%)(a)	533	430,446
4.38%, 04/27/28, (1-day SOFR + 1.580%)(a)	75	74,644
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.252%)(a)	590	489,721
4.57%, 04/27/33, (1-day SOFR + 1.830%)(a)	865	838,948
4.88%, 04/01/44	396	357,134
4.95%, 07/22/28, (1-day SOFR + 2.040%)(a)	190	191,156
5.00%, 01/21/44	533	490,772
5.02%, 07/22/33, (1-day SOFR + 2.160%)(a)	720	716,871
5.20%, 04/25/29, (1-day SOFR + 1.630%)(a)	235	238,810
5.29%, 04/25/34, (1-day SOFR + 1.910%)(a)	775	775,351
5.43%, 08/15/35, (1-day SOFR +1.913%)(a)	15	14,681
5.47%, 01/23/35, (1-day SOFR + 1.650%)(a)	205	207,340
5.52%, 10/25/35, (1-day SOFR + 1.738%)(a)	200	196,061
5.87%, 09/15/34, (1-day SOFR + 1.840%)(a)	250	259,605
5.88%, 02/07/42	269	275,831
6.11%, 01/29/37	570	590,589
6.20%, 11/10/28, (1-day SOFR + 1.990%)(a)	120	124,270
6.22%, 09/15/26	135	137,517
7.75%, 05/14/38	525	614,571
Series L, 4.18%, 11/25/27	275	272,520
Series L, 4.75%, 04/21/45	45	38,835
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.220%)(a)	120	106,199
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.650%)(a)	430	296,530
Bank of Montreal
1.25%, 09/15/26	150	144,067

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.65%, 03/08/27	$65	$63,119
3.09%, 01/10/37, (5-year CMT + 1.400%)(a)	15	12,785
3.80%, 12/15/32, (5-year USD Swap + 1.432%)(a)	1,130	1,092,039
5.00%, 01/27/29, (1-day SOFR Index + 0.670%)(a)	155	156,605
5.51%, 06/04/31	75	77,497
5.72%, 09/25/28	75	77,789
Series H, 4.70%, 09/14/27	145	145,793
Bank of New York Mellon Corp. (The)
2.05%, 01/26/27	195	188,172
2.45%, 08/17/26	293	286,594
2.50%, 01/26/32	95	82,443
3.00%, 10/30/28	429	409,582
3.25%, 05/16/27	197	193,600
3.30%, 08/23/29	655	623,868
3.40%, 01/29/28	425	416,490
3.44%, 02/07/28, (3-mo. CME Term SOFR + 1.331%)(a)	879	866,069
3.85%, 04/28/28	660	655,480
3.85%, 04/26/29	115	112,906
3.99%, 06/13/28, (1-day SOFR + 1.151%)(a)	95	94,225
4.54%, 02/01/29, (1-day SOFR + 1.169%)(a)	90	90,325
4.71%, 02/01/34, (1-day SOFR + 1.512%)(a)	120	116,838
4.89%, 07/21/28, (1-day SOFR + 0.840%)(a)	35	35,352
4.94%, 02/11/31, (1-day SOFR + 0.887%)(a)	125	126,386
4.97%, 04/26/34, (1-day SOFR + 1.606%)(a)	80	79,126
5.06%, 07/22/32, (1-day SOFR + 1.230%)(a)	100	101,110
5.19%, 03/14/35, (1-day SOFR + 1.418%)(a)	195	195,045
5.23%, 11/20/35, (1-day SOFR + 1.253%)(a)	230	231,162
5.61%, 07/21/39, (1-day SOFR + 1.770%)(a)	40	39,992
5.80%, 10/25/28, (1-day SOFR Index + 1.802%)(a)	40	41,289
5.83%, 10/25/33, (1-day SOFR Index + 2.074%)(a)	20	20,940
6.32%, 10/25/29, (1-day SOFR + 1.598%)(a)	95	100,460
6.47%, 10/25/34, (1-day SOFR + 1.845%)(a)	205	222,921
Series J, 1.90%, 01/25/29	150	137,497
Bank of Nova Scotia (The)
1.30%, 09/15/26	305	293,495
1.35%, 06/24/26	115	111,402
1.95%, 02/02/27	490	471,686
2.15%, 08/01/31	1,500	1,290,093
2.45%, 02/02/32	265	227,218
2.70%, 08/03/26	1,506	1,476,705
2.95%, 03/11/27	1,110	1,082,563
4.40%, 09/08/28, (1-day SOFR + 1.000%)(a)	180	179,329
4.59%, 05/04/37, (5-year CMT + 2.050%)(a)	11,535	10,746,447
4.74%, 11/10/32, (1-day SOFR + 1.440%)(a)	100	98,919
4.85%, 02/01/30	315	317,895
4.93%, 02/14/29, (1-day SOFR + 0.890%)(a)	175	176,287
5.13%, 02/14/31, (1-day SOFR + 1.070%)(a)	215	217,509
5.25%, 06/12/28	30	30,765
5.35%, 12/07/26	275	278,340
5.40%, 06/04/27	1,385	1,411,519
5.45%, 08/01/29	125	128,838
5.65%, 02/01/34	80	82,688
Barclays PLC
2.28%, 11/24/27, (1-year CMT + 1.050%)(a)	520	501,556
2.65%, 06/24/31, (1-year CMT + 1.900%)(a)	130	115,844
2.67%, 03/10/32, (1-year CMT + 1.200%)(a)	280	244,720
Security	Par (000)	Value
Banks (continued)
2.89%, 11/24/32, (1-year CMT + 1.300%)(a)	$505	$439,172
3.56%, 09/23/35, (5-year CMT + 2.900%)(a)	285	259,569
4.34%, 01/10/28	265	262,795
4.84%, 05/09/28	545	545,980
4.95%, 01/10/47	450	397,426
4.97%, 05/16/29(a)	370	371,658
5.09%, 02/25/29, (1-day SOFR + 0.960%)(a)	400	402,264
5.09%, 06/20/30(a)	445	442,671
5.25%, 08/17/45	105	98,391
5.34%, 09/10/35, (1-day SOFR + 1.910%)(a)	225	218,638
5.37%, 02/25/31, (1-day SOFR + 1.230%)(a)	400	403,662
5.50%, 08/09/28, (1-year CMT + 2.650%)(a)	375	380,498
5.69%, 03/12/30, (1-day SOFR + 1.740%)(a)	265	271,667
5.75%, 08/09/33, (1-year CMT + 3.000%)(a)	20	20,410
5.79%, 02/25/36, (1-day SOFR + 1.590%)(a)	485	486,260
6.04%, 03/12/55, (1-day SOFR + 2.420%)(a)	205	203,289
6.22%, 05/09/34, (1-day SOFR + 2.980%)(a)	240	250,385
6.69%, 09/13/34, (1-day SOFR + 2.620%)(a)	195	209,490
7.12%, 06/27/34, (1-day SOFR + 3.570%)(a)	295	317,616
7.44%, 11/02/33, (1-year CMT + 3.500%)(a)	240	268,364
BPCE SA, 3.38%, 12/02/26	1,020	1,003,742
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	125	114,873
4.51%, 09/11/27, (1-day SOFR + 0.930%)(a)	125	124,817
4.63%, 09/11/30, (1-day SOFR + 1.335%)(a)	125	124,377
4.86%, 01/13/28, (1-day SOFR + 0.720%)(a)	25	25,102
4.86%, 03/30/29, (1-day SOFR + 1.03%)(a)	50	50,271
5.00%, 04/28/28	360	365,738
5.24%, 06/28/27	155	157,305
5.25%, 01/13/31, (1-day SOFR + 1.105%)(a)	25	25,406
5.26%, 04/08/29	160	163,848
5.93%, 10/02/26	25	25,444
5.99%, 10/03/28	140	146,301
6.09%, 10/03/33	535	567,408
Capital One NA
2.70%, 02/06/30	220	199,375
3.45%, 07/27/26	520	512,759
4.65%, 09/13/28	475	475,178
Citigroup Inc.
2.56%, 05/01/32, (1-day SOFR + 1.167%)(a)	200	174,679
2.57%, 06/03/31, (1-day SOFR + 2.107%)(a)	265	237,239
2.67%, 01/29/31, (1-day SOFR + 1.146%)(a)	287	259,640
2.98%, 11/05/30, (1-day SOFR + 1.422%)(a)	300	277,388
3.06%, 01/25/33, (1-day SOFR + 1.351%)(a)	40	35,170
3.07%, 02/24/28, (1-day SOFR + 1.280%)(a)	350	340,528
3.20%, 10/21/26	170	166,984
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.413%)(a)	130	126,450
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.652%)(a)	80	78,222
3.79%, 03/17/33, (1-day SOFR + 1.939%)(a)	522	479,481
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.430%)(a)	560	470,173
3.89%, 01/10/28, (3-mo. CME Term SOFR + 1.825%)(a)	145	143,143
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.600%)(a)	80	77,680
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.454%)(a)	141	138,734
4.13%, 07/25/28	276	271,966

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.101%)(a)	$244	$195,255
4.30%, 11/20/26	135	134,342
4.41%, 03/31/31, (1-day SOFR + 3.914%)(a)	315	308,164
4.45%, 09/29/27	687	683,787
4.65%, 07/30/45	404	345,683
4.65%, 07/23/48	680	567,295
4.66%, 05/24/28, (1-day SOFR + 1.887%)(a)	25	24,995
4.75%, 05/18/46	140	116,247
4.91%, 05/24/33, (1-day SOFR + 2.086%)(a)	65	63,847
5.17%, 02/13/30, (1-day SOFR + 1.364%)(a)	70	70,920
5.30%, 05/06/44	231	211,329
5.32%, 03/26/41, (1-day SOFR + 4.548%)(a)	365	347,617
5.41%, 09/19/39, (5-year CMT + 1.730%)(a)	25	23,819
5.45%, 06/11/35, (1-day SOFR + 1.447%)(a)	205	205,321
5.83%, 02/13/35, (1-day SOFR + 2.056%)(a)	480	478,343
5.88%, 02/22/33	276	283,243
5.88%, 01/30/42	340	341,839
6.00%, 10/31/33	202	209,261
6.02%, 01/24/36, (1-day SOFR + 1.830%)(a)	35	35,111
6.13%, 08/25/36	60	60,803
6.17%, 05/25/34, (1-day SOFR + 2.661%)(a)	550	562,859
6.27%, 11/17/33, (1-day SOFR + 2.338%)(a)	245	260,121
6.63%, 01/15/28	338	356,925
6.63%, 06/15/32	512	551,318
6.68%, 09/13/43	186	196,860
8.13%, 07/15/39	609	748,900
Citizens Financial Group Inc.
2.50%, 02/06/30	150	134,191
5.64%, 05/21/37, (5-year CMT + 2.750%)(a)	205	198,976
Comerica Inc., 4.00%, 02/01/29	329	318,682
Cooperatieve Rabobank UA
5.25%, 05/24/41	76	73,133
5.25%, 08/04/45	152	139,658
5.75%, 12/01/43	257	252,833
Deutsche Bank AG/New York NY
2.31%, 11/16/27, (1-day SOFR + 1.219%)(a)	480	462,168
2.55%, 01/07/28, (1-day SOFR + 1.318%)(a)	470	453,033
3.04%, 05/28/32, (1-day SOFR + 1.718%)(a)	470	414,503
3.55%, 09/18/31, (1-day SOFR + 3.043%)(a)	675	621,517
3.74%, 01/07/33, (1-day SOFR + 2.257%)(a)	10	8,795
4.88%, 12/01/32, (5-year USD ICE Swap + 2.553%)(a)	85	83,356
5.00%, 09/11/30, (1-day SOFR + 1.700%)(a)	335	333,686
5.30%, 05/09/31, (1-day SOFR + 1.720%)(a)	150	150,275
5.37%, 01/10/29, (1-day SOFR + 1.210%)(a)	150	151,644
5.40%, 09/11/35, (1-day SOFR + 2.050%)(a)	420	409,738
6.72%, 01/18/29, (1-day SOFR + 3.180%)(a)	205	213,891
6.82%, 11/20/29, (1-day SOFR + 2.510%)(a)	315	333,290
7.08%, 02/10/34, (1-day SOFR + 3.650%)(a)	200	209,714
Fifth Third Bancorp
4.34%, 04/25/33, (1-day SOFR + 1.660%)(a)	10	9,382
6.36%, 10/27/28, (1-day SOFR Index + 2.192%)(a)	20	20,739
8.25%, 03/01/38	201	234,772
First Horizon Bank, 5.75%, 05/01/30	90	90,600
Goldman Sachs Capital I, 6.35%, 02/15/34	425	435,348
Goldman Sachs Group Inc. (The)
1.54%, 09/10/27, (1-day SOFR + 0.818%)(a)	485	465,865
1.95%, 10/21/27, (1-day SOFR + 0.913%)(a)	285	274,517
1.99%, 01/27/32, (1-day SOFR + 1.090%)(a)	260	221,189
Security	Par (000)	Value
Banks (continued)
2.38%, 07/21/32, (1-day SOFR + 1.248%)(a)	$355	$305,593
2.60%, 02/07/30	67	61,222
2.62%, 04/22/32, (1-day SOFR + 1.281%)(a)	387	339,511
2.64%, 02/24/28, (1-day SOFR + 1.114%)(a)	310	299,529
2.65%, 10/21/32, (1-day SOFR + 1.264%)(a)	190	165,048
2.91%, 07/21/42, (1-day SOFR + 1.472%)(a)	85	59,145
3.10%, 02/24/33, (1-day SOFR + 1.410%)(a)	625	551,922
3.21%, 04/22/42, (1-day SOFR + 1.513%)(a)	262	190,387
3.44%, 02/24/43, (1-day SOFR + 1.632%)(a)	45	33,316
3.50%, 11/16/26	30	29,568
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.772%)(a)	327	320,950
3.80%, 03/15/30	85	82,013
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.420%)(a)	537	525,499
3.85%, 01/26/27	457	453,317
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.635%)(a)	740	630,078
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.563%)(a)	690	682,998
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.692%)(a)	504	441,974
4.69%, 10/23/30, (1-day SOFR + 1.135%)(a)	5	4,979
4.75%, 10/21/45	581	502,654
4.80%, 07/08/44	500	436,674
5.02%, 10/23/35, (1-day SOFR + 1.420%)(a)	405	391,688
5.05%, 07/23/30, (1-day SOFR + 1.210%)(a)	60	60,539
5.15%, 05/22/45	39	34,355
5.21%, 01/28/31, (1-day SOFR + 1.078%)(a)	200	202,919
5.22%, 04/23/31, (1-day SOFR + 1.580%)(a)	250	253,774
5.33%, 07/23/35, (1-day SOFR + 1.550%)(a)	630	625,446
5.54%, 01/28/36, (1-day SOFR + 1.380%)(a)	365	367,612
5.73%, 04/25/30, (1-day SOFR +1.265%)(a)	10	10,338
5.73%, 01/28/56, (1-day SOFR + 1.696%)(a)	325	315,706
5.95%, 01/15/27	155	159,035
6.13%, 02/15/33	665	717,150
6.25%, 02/01/41	530	553,151
6.45%, 05/01/36	244	256,655
6.56%, 10/24/34, (1-day SOFR + 1.950%)(a)	195	212,649
6.75%, 10/01/37	661	710,839
HSBC Bank USA NA, 7.00%, 01/15/39	650	729,149
HSBC Bank USA NA/New York
5.63%, 08/15/35	5	4,994
5.88%, 11/01/34	365	378,266
HSBC Holdings PLC
2.21%, 08/17/29, (1-day SOFR + 1.285%)(a)	295	271,725
2.36%, 08/18/31, (1-day SOFR + 1.947%)(a)	170	149,097
2.80%, 05/24/32, (1-day SOFR + 1.187%)(a)	765	669,588
2.85%, 06/04/31, (1-day SOFR + 2.387%)(a)	220	198,170
2.87%, 11/22/32, (1-day SOFR + 1.410%)(a)	85	73,889
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.872%)(a)	905	872,048
4.04%, 03/13/28, (3-mo. CME Term SOFR + 1.808%)(a)	585	578,178
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.796%)(a)	610	605,566
4.76%, 06/09/28, (1-day SOFR + 2.110%)(a)	405	404,623
4.76%, 03/29/33, (1-day SOFR + 2.530%)(a)	25	23,940
4.90%, 03/03/29, (1-day SOFR + 1.030%)(a)	200	200,395
4.95%, 03/31/30	645	650,474
5.13%, 03/03/31, (1-day SOFR + 1.290%)(a)	200	200,358

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.24%, 05/13/31, (1-day SOFR + 1.570%)(a)	$200	$200,958
5.29%, 11/19/30, (1-day SOFR + 1.290%)(a)	200	201,889
5.40%, 08/11/33, (1-day SOFR + 2.870%)(a)	10	10,083
5.45%, 03/03/36, (1-day SOFR + 1.560%)(a)	200	197,017
5.72%, 03/04/35, (1-day SOFR + 1.780%)(a)	260	265,169
5.79%, 05/13/36, (1-day SOFR + 1.880%)(a)	200	201,606
6.10%, 01/14/42	535	556,509
6.25%, 03/09/34, (1-day SOFR + 2.390%)(a)	280	294,384
6.50%, 05/02/36	355	373,797
6.50%, 09/15/37	605	631,526
6.55%, 06/20/34, (1-day SOFR + 2.980%)(a)	385	402,296
6.80%, 06/01/38	270	285,974
7.39%, 11/03/28, (1-day SOFR + 3.350%)(a)	200	211,363
7.40%, 11/13/34, (1-day SOFR + 3.020%)(a)	235	258,369
8.11%, 11/03/33, (1-day SOFR + 4.250%)(a)	200	228,171
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.170%)(a)	145	120,200
2.55%, 02/04/30	509	460,309
4.44%, 08/04/28, (1-day SOFR + 1.970%)(a)	65	64,880
5.02%, 05/17/33, (1-day SOFR + 2.050%)(a)	177	171,760
5.27%, 01/15/31, (1-day SOFR + 1.276%)(a)	25	25,275
5.71%, 02/02/35, (1-day SOFR Index + 1.870%)(a)	10	10,047
Huntington National Bank (The), 4.55%, 05/17/28, (1-day SOFR Index + 1.650%)(a)	100	99,739
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.316%)(a)	495	438,326
3.95%, 03/29/27	920	911,252
4.05%, 04/09/29	195	191,124
4.25%, 03/28/33, (1-day SOFR + 2.070%)(a)	220	208,562
4.55%, 10/02/28	220	219,701
4.86%, 03/25/29, (1-day SOFR + 1.010%)(a)	200	200,783
5.07%, 03/25/31, (1-day SOFR Index + 1.230%)(a)	200	201,205
5.55%, 03/19/35, (1-day SOFR + 1.770%)(a)	430	432,340
6.11%, 09/11/34, (1-day SOFR + 2.090%)(a)	45	47,227
JPMorgan Chase & Co.
1.47%, 09/22/27, (1-day SOFR + 0.765%)(a)	80	76,816
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.105%)(a)	55	46,989
1.95%, 02/04/32, (1-day SOFR + 1.065%)(a)	135	115,595
2.52%, 04/22/31, (1-day SOFR + 2.040%)(a)	225	203,189
2.55%, 11/08/32, (1-day SOFR + 1.180%)(a)	260	225,232
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.250%)(a)	197	173,775
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.510%)(a)	266	245,282
2.95%, 10/01/26	35	34,366
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.515%)(a)	75	68,142
2.96%, 01/25/33, (1-day SOFR + 1.260%)(a)	490	433,095
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.460%)(a)	208	155,332
3.11%, 04/22/51, (1-day SOFR + 2.440%)(a)	693	451,697
3.33%, 04/22/52, (1-day SOFR + 1.580%)(a)	640	435,095
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.207%)(a)	172	167,354
3.54%, 05/01/28, (3-mo. CME Term SOFR + 1.642%)(a)	255	250,129
3.63%, 12/01/27	85	83,411
Security	Par (000)	Value
Banks (continued)
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.422%)(a)	$120	$115,878
3.78%, 02/01/28, (3-mo. CME Term SOFR + 1.599%)(a)	105	103,620
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.622%)(a)	588	505,592
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.482%)(a)	361	275,918
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.642%)(a)	551	426,972
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.382%)(a)	282	277,548
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.722%)(a)	345	270,781
4.13%, 12/15/26	49	48,787
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.522%)(a)	475	469,543
4.25%, 10/01/27	160	160,000
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.842%)(a)	539	440,554
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.592%)(a)	469	465,685
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.790%)(a)	282	278,527
4.59%, 04/26/33, (1-day SOFR + 1.800%)(a)	547	533,141
4.85%, 02/01/44	316	286,209
4.91%, 07/25/33, (1-day SOFR + 2.080%)(a)	1,095	1,085,173
4.95%, 10/22/35, (1-day SOFR + 1.340%)(a)	455	441,896
4.95%, 06/01/45	242	218,660
5.29%, 07/22/35, (1-day SOFR + 1.460%)(a)	525	524,527
5.30%, 07/24/29, (1-day SOFR + 1.450%)(a)	230	234,595
5.34%, 01/23/35, (1-day SOFR + 1.620%)(a)	270	271,561
5.35%, 06/01/34, (1-day SOFR + 1.845%)(a)	545	552,125
5.40%, 01/06/42	385	378,316
5.50%, 01/24/36, (1-day SOFR + 1.315%)(a)	500	506,361
5.50%, 10/15/40	400	396,641
5.57%, 04/22/36, (1-day SOFR + 1.680%)(a)	90	91,575
5.60%, 07/15/41	460	461,568
5.72%, 09/14/33, (1-day SOFR + 2.580%)(a)	545	559,005
5.77%, 04/22/35, (1-day SOFR + 1.490%)(a)	200	206,847
6.25%, 10/23/34, (1-day SOFR + 1.810%)(a)	450	480,944
6.40%, 05/15/38	530	577,043
8.00%, 04/29/27	180	191,667
8.75%, 09/01/30	640	751,731
KeyBank NA/Cleveland OH
3.90%, 04/13/29	77	73,370
4.90%, 08/08/32	70	66,105
6.95%, 02/01/28	80	84,119
KeyCorp
2.25%, 04/06/27	95	90,987
2.55%, 10/01/29	330	300,637
4.10%, 04/30/28	125	123,211
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(c)	1,078	660,403
0.00%, 06/29/37(c)	825	476,300
0.75%, 09/30/30	1,365	1,152,956
1.00%, 10/01/26	1,380	1,326,033
1.75%, 09/14/29	1,011	924,207
2.88%, 04/03/28	2,577	2,507,288
3.00%, 05/20/27	225	220,944
3.75%, 02/15/28	1,725	1,718,951

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.75%, 07/15/30	$120	$118,684
4.63%, 03/18/30	255	262,321
Landwirtschaftliche Rentenbank, Series 37, 2.50%, 11/15/27	195	188,564
Lloyds Banking Group PLC
3.57%, 11/07/28(a)	290	282,126
3.75%, 01/11/27	285	281,538
4.34%, 01/09/48	325	249,227
4.38%, 03/22/28	225	223,677
4.55%, 08/16/28	375	373,321
4.98%, 08/11/33, (1-year CMT + 2.300%)(a)	75	73,492
5.30%, 12/01/45	155	139,664
5.59%, 11/26/35, (1-year CMT + 1.200%)(a)	305	305,068
5.68%, 01/05/35, (1-year CMT + 1.750%)(a)	45	45,469
5.72%, 06/05/30, (1-year CMT + 1.070%)(a)	200	206,352
5.87%, 03/06/29, (1-year CMT + 1.700%)(a)	305	314,022
7.95%, 11/15/33, (1-year CMT + 3.750%)(a)	455	516,719
Mitsubishi UFJ Financial Group Inc.
1.64%, 10/13/27, (1-year CMT + 0.670%)(a)	140	134,481
2.31%, 07/20/32, (1-year CMT + 0.950%)(a)	220	189,313
2.34%, 01/19/28, (1-year CMT + 0.830%)(a)	175	168,739
2.49%, 10/13/32, (1-year CMT + 0.970%)(a)	130	112,263
2.76%, 09/13/26	330	322,921
2.85%, 01/19/33, (1-year CMT + 1.100%)(a)	400	348,297
3.20%, 07/18/29	255	241,220
3.29%, 07/25/27	170	165,956
3.68%, 02/22/27	90	88,888
3.74%, 03/07/29	165	160,649
3.75%, 07/18/39	365	307,405
3.96%, 03/02/28	55	54,397
4.05%, 09/11/28	115	113,887
4.08%, 04/19/28, (1-year CMT + 1.300%)(a)	5	4,950
4.15%, 03/07/39(b)	139	123,320
4.29%, 07/26/38	160	144,633
4.32%, 04/19/33, (1-year CMT + 1.550%)(a)	30	28,555
5.13%, 07/20/33, (1-year CMT + 2.125%)(a)	135	134,952
5.24%, 04/19/29, (1-year CMT + 1.700%)(a)	205	208,428
5.41%, 04/19/34, (1-year CMT + 1.970%)(a)	105	106,176
5.42%, 02/22/29, (1-year CMT + 1.380%)(a)	375	382,726
5.44%, 02/22/34, (1-year CMT + 1.630%)(a)	105	106,323
5.47%, 09/13/33, (1-year CMT + 2.125%)(a)	5	5,081
Mizuho Financial Group Inc.
1.55%, 07/09/27, (1-year CMT + 0.750%)(a)	145	140,181
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.532%)(a)	35	30,227
2.17%, 05/22/32, (1-year CMT + 0.870%)(a)	285	243,349
2.26%, 07/09/32, (1-year CMT + 0.900%)(a)	215	183,800
2.56%, 09/13/31	220	188,562
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.332%)(a)	197	177,496
2.84%, 09/13/26	20	19,583
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.572%)(a)	110	101,649
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.392%)(a)	227	212,940
3.17%, 09/11/27	55	53,449
3.66%, 02/28/27	90	88,402
4.02%, 03/05/28	260	257,180
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.532%)(a)	329	324,522
5.38%, 05/26/30, (1-year CMT + 1.120%)(a)	200	204,044
Security	Par (000)	Value
Banks (continued)
5.38%, 07/10/30, (1-year CMT + 1.080%)(a)	$200	$204,023
5.42%, 05/13/36, (1-year CMT + 0.980%)(a)	20	20,001
5.58%, 05/26/35, (1-year CMT + 1.300%)(a)	200	202,722
5.59%, 07/10/35, (1-year CMT + 1.300%)(a)	200	202,640
5.67%, 05/27/29, (1-year CMT + 1.500%)(a)	70	72,181
5.67%, 09/13/33, (1-year CMT + 2.400%)(a)	325	332,486
5.75%, 05/27/34, (1-year CMT + 1.800%)(a)	115	118,031
5.75%, 07/06/34, (1-year CMT + 1.900%)(a)	220	225,938
5.78%, 07/06/29, (1-year CMT + 1.650%)(a)	295	304,520
Morgan Stanley
1.51%, 07/20/27, (1-day SOFR + 0.858%)(a)	235	226,772
1.79%, 02/13/32, (1-day SOFR + 1.034%)(a)	445	374,573
1.93%, 04/28/32, (1-day SOFR + 1.020%)(a)	175	147,769
2.24%, 07/21/32, (1-day SOFR + 1.178%)(a)	500	426,209
2.48%, 01/21/28, (1-day SOFR + 1.000%)(a)	150	144,851
2.48%, 09/16/36, (1-day SOFR + 1.360%)(a)	90	75,162
2.51%, 10/20/32, (1-day SOFR + 1.200%)(a)	360	309,886
2.70%, 01/22/31, (1-day SOFR + 1.143%)(a)	232	211,759
2.80%, 01/25/52, (1-day SOFR + 1.430%)(a)	430	258,069
2.94%, 01/21/33, (1-day SOFR + 1.290%)(a)	245	215,385
3.13%, 07/27/26	225	221,572
3.59%, 07/22/28(a)	637	622,439
3.62%, 04/01/31, (1-day SOFR + 3.120%)(a)	374	354,581
3.63%, 01/20/27	570	563,203
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.402%)(a)	594	581,291
3.95%, 04/23/27	500	495,415
3.97%, 07/22/38(a)	705	602,314
4.30%, 01/27/45	790	656,183
4.35%, 09/08/26	375	373,444
4.38%, 01/22/47	592	489,068
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.890%)(a)	267	264,766
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.693%)(a)	630	570,066
4.65%, 10/18/30, (1-day SOFR + 1.100%)(a)	225	223,467
4.89%, 07/20/33, (1-day SOFR + 2.076%)(a)	45	44,347
4.99%, 04/12/29, (1-day SOFR + 1.380%)(a)	30	30,280
5.04%, 07/19/30, (1-day SOFR + 1.215%)(a)	90	90,862
5.12%, 02/01/29, (1-day SOFR + 1.730%)(a)	125	126,482
5.16%, 04/20/29, (1-day SOFR + 1.590%)(a)	365	370,075
5.19%, 04/17/31, (1-day SOFR + 1.510%)(a)	250	253,604
5.23%, 01/15/31, (1-day SOFR + 1.108%)(a)	150	152,277
5.25%, 04/21/34, (1-day SOFR + 1.870%)(a)	280	279,883
5.30%, 04/20/37, (1-day SOFR + 2.620%)(a)	400	391,764
5.32%, 07/19/35, (1-day SOFR + 1.555%)(a)	250	248,395
5.42%, 07/21/34, (1-day SOFR + 1.880%)(a)	360	363,001
5.45%, 07/20/29, (1-day SOFR + 1.630%)(a)	95	97,197
5.47%, 01/18/35, (1-day SOFR + 1.730%)(a)	190	191,070
5.52%, 11/19/55, (1-day SOFR + 1.710%)(a)	240	228,575
5.59%, 01/18/36, (1-day SOFR + 1.418%)(a)	180	181,799
5.60%, 03/24/51, (1-day SOFR + 4.840%)(a)	298	287,629
5.66%, 04/17/36, (1-day SOFR + 1.757%)(a)	135	137,361
5.83%, 04/19/35, (1-day SOFR + 1.580%)(a)	575	592,891
5.94%, 02/07/39, (5-year CMT + 1.800%)(a)	435	438,461
5.95%, 01/19/38, (5-year CMT + 2.430%)(a)	420	423,378
6.25%, 08/09/26	575	586,610
6.30%, 10/18/28, (1-day SOFR + 2.240%)(a)	315	326,565
6.34%, 10/18/33, (1-day SOFR + 2.560%)(a)	300	320,814
6.38%, 07/24/42	586	626,314
6.41%, 11/01/29, (1-day SOFR + 1.830%)(a)	75	79,057

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.63%, 11/01/34, (1-day SOFR + 2.050%)(a)	$125	$135,640
7.25%, 04/01/32	829	944,525
Morgan Stanley Bank NA
4.45%, 10/15/27, (1-day SOFR + 0.680%)(a)	250	249,796
5.02%, 01/12/29, (1-day SOFR + 0.906%)(a)	250	252,467
5.88%, 10/30/26	250	254,938
National Australia Bank Ltd./New York
4.90%, 06/13/28	250	254,716
4.94%, 01/12/28	250	254,563
National Bank of Canada
4.50%, 10/10/29	1,000	990,412
4.95%, 02/01/28, (1-day SOFR + 0.795%)(a)	250	251,047
5.60%, 07/02/27, (1-day SOFR + 1.036%)(a)	3,025	3,053,011
5.60%, 12/18/28	2,668	2,755,706
NatWest Group PLC
1.64%, 06/14/27, (1-year CMT + 0.900%)(a)	200	193,748
3.03%, 11/28/35, (5-year CMT + 2.350%)(a)	450	397,784
3.07%, 05/22/28, (1-year CMT + 2.550%)(a)	85	82,412
4.45%, 05/08/30(a)	679	667,632
4.89%, 05/18/29(a)	460	461,703
5.08%, 01/27/30(a)	850	854,855
5.58%, 03/01/28, (1-year CMT + 1.100%)(a)	200	202,841
5.78%, 03/01/35, (1-year CMT + 1.500%)(a)	260	264,679
5.81%, 09/13/29, (1-year CMT + 1.950%)(a)	205	211,375
6.48%, 06/01/34, (5-year CMT + 2.200%)(a)	210	217,887
Northern Trust Corp.
3.15%, 05/03/29	1,031	988,709
3.38%, 05/08/32(a)	125	120,648
3.65%, 08/03/28	539	529,468
6.13%, 11/02/32	50	53,169
PNC Bank NA
3.10%, 10/25/27	255	247,764
3.25%, 01/22/28	200	194,365
4.05%, 07/26/28	295	290,566
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32, (1-day SOFR + 0.979%)(a)	15	12,964
2.55%, 01/22/30	410	374,671
3.15%, 05/19/27	185	180,880
3.45%, 04/23/29	653	630,126
4.63%, 06/06/33, (1-day SOFR Index + 1.850%)(a)	60	56,922
4.81%, 10/21/32, (1-day SOFR + 1.259%)(a)	240	236,696
4.90%, 05/13/31, (1-day SOFR + 1.333%)(a)	250	250,357
5.07%, 01/24/34, (1-day SOFR + 1.933%)(a)	260	256,947
5.22%, 01/29/31, (1-day SOFR + 1.072%)(a)	260	263,976
5.30%, 01/21/28, (1-day SOFR + 1.342%)(a)	20	20,227
5.35%, 12/02/28, (1-day SOFR + 1.620%)(a)	60	61,064
5.40%, 07/23/35, (1-day SOFR + 1.599%)(a)	245	244,461
5.49%, 05/14/30, (1-day SOFR + 1.198%)(a)	100	102,852
5.58%, 06/12/29, (1-day SOFR + 1.841%)(a)	281	289,046
5.58%, 01/29/36, (1-day SOFR + 1.394%)(a)	115	115,917
5.68%, 01/22/35, (1-day SOFR + 1.902%)(a)	215	219,377
5.94%, 08/18/34, (1-day SOFR + 1.946%)(a)	235	243,250
6.04%, 10/28/33, (1-day SOFR Index + 2.140%)(a)	225	235,259
6.62%, 10/20/27, (1-day SOFR Index + 1.730%)(a)	40	41,111
6.88%, 10/20/34, (1-day SOFR + 2.284%)(a)	405	444,699
Regions Bank/Birmingham AL, 6.45%, 06/26/37	253	256,785
Security	Par (000)	Value
Banks (continued)
Regions Financial Corp.
1.80%, 08/12/28	$160	$146,310
7.38%, 12/10/37	278	305,648
Royal Bank of Canada
1.40%, 11/02/26	130	124,882
2.05%, 01/21/27	90	86,854
2.30%, 11/03/31	5	4,329
3.63%, 05/04/27	270	266,495
3.88%, 05/04/32	165	155,762
4.24%, 08/03/27	450	449,001
4.51%, 10/18/27, (1-day SOFR Index + 0.720%)(a)	40	40,016
4.52%, 10/18/28, (1-day SOFR Index + 0.860%)(a)	40	39,963
4.65%, 10/18/30, (1-day SOFR Index + 1.080%)(a)	95	94,574
4.72%, 03/27/28, (1-day SOFR Index + 0.810%)(a)	100	100,330
4.88%, 01/19/27	80	80,677
4.90%, 01/12/28	420	425,872
4.95%, 02/01/29	220	224,003
4.97%, 01/24/29, (1-day SOFR + 0.830%)(a)	100	100,981
4.97%, 08/02/30, (1-day SOFR + 1.000%)(a)	105	105,789
4.97%, 05/02/31, (1-day SOFR Index + 1.130%)(a)	100	100,770
5.00%, 02/01/33	595	596,325
5.00%, 05/02/33	325	325,311
5.15%, 02/04/31, (1-day SOFR + 1.030%)(a)	100	101,452
5.15%, 02/01/34	185	186,798
5.20%, 08/01/28	305	312,097
6.00%, 11/01/27	290	300,573
Santander Holdings USA Inc.
2.49%, 01/06/28, (1-day SOFR + 1.249%)(a)	420	403,618
3.24%, 10/05/26	481	471,445
4.40%, 07/13/27	1,157	1,147,349
5.47%, 03/20/29, (1-day SOFR + 1.610%)(a)	150	151,199
5.74%, 03/20/31, (1-day SOFR + 1.878%)(a)	150	151,648
6.17%, 01/09/30, (1-day SOFR + 2.500%)(a)	65	67,013
6.34%, 05/31/35, (1-day SOFR + 2.138%)(a)	50	51,238
6.50%, 03/09/29, (1-day SOFR + 2.356%)(a)	45	46,588
6.57%, 06/12/29, (1-day SOFR + 2.700%)(a)	47	48,765
7.66%, 11/09/31, (1-day SOFR + 3.280%)(a)	10	11,013
Santander U.K. Group Holdings PLC
1.67%, 06/14/27, (1-day SOFR + 0.989%)(a)	365	352,690
2.47%, 01/11/28, (1-day SOFR + 1.220%)(a)	465	446,917
2.90%, 03/15/32, (1-day SOFR + 1.475%)(a)	140	123,095
3.82%, 11/03/28(a)	365	354,839
6.53%, 01/10/29, (1-day SOFR + 2.600%)(a)	50	51,890
State Street Corp.
1.68%, 11/18/27, (1-day SOFR + 0.560%)(a)	105	101,014
2.20%, 02/07/28, (1-day SOFR + 0.730%)(a)	45	43,377
2.40%, 01/24/30	965	886,967
2.62%, 02/07/33, (1-day SOFR + 1.002%)(a)	30	26,090
3.03%, 11/01/34, (1-day SOFR + 1.490%)(a)	328	298,969
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.292%)(a)	302	298,841
4.16%, 08/04/33, (1-day SOFR + 1.726%)(a)	25	23,665
4.33%, 10/22/27	50	50,071
4.53%, 02/20/29, (1-day SOFR + 1.018%)(a)	50	50,158
4.54%, 02/28/28	50	50,361
4.68%, 10/22/32, (1-day SOFR + 1.050%)(a)	40	39,589

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.73%, 02/28/30	$50	$50,253
4.82%, 01/26/34, (1-day SOFR + 1.567%)(a)	15	14,713
4.83%, 04/24/30	50	50,428
4.99%, 03/18/27	50	50,609
5.15%, 02/28/36, (1-day SOFR + 1.217%)(a)	50	49,688
5.16%, 05/18/34, (1-day SOFR + 1.890%)(a)	20	20,151
5.68%, 11/21/29, (1-day SOFR + 1.484%)(a)	60	62,381
5.82%, 11/04/28, (1-day SOFR + 1.715%)(a)	50	51,624
Sumitomo Mitsui Financial Group Inc.
1.40%, 09/17/26	115	110,495
1.71%, 01/12/31	1,000	846,847
1.90%, 09/17/28	290	266,739
2.13%, 07/08/30	1,000	881,860
2.14%, 09/23/30	55	47,859
2.47%, 01/14/29	55	51,154
2.63%, 07/14/26	340	333,168
2.72%, 09/27/29	100	92,476
2.75%, 01/15/30	155	142,446
3.01%, 10/19/26	265	259,741
3.04%, 07/16/29	480	451,212
3.35%, 10/18/27	272	265,357
3.36%, 07/12/27	253	247,766
3.45%, 01/11/27	227	223,558
3.54%, 01/17/28	185	180,883
3.94%, 07/19/28	165	162,539
4.31%, 10/16/28	213	211,957
5.42%, 07/09/31	70	71,898
5.52%, 01/13/28	140	143,720
5.56%, 07/09/34	525	535,548
5.63%, 01/15/35	500	511,192
5.77%, 01/13/33	345	357,624
5.78%, 07/13/33	240	248,549
5.80%, 07/13/28	205	212,549
5.81%, 09/14/33	120	125,311
5.85%, 07/13/30	200	209,612
Synchrony Bank, 5.63%, 08/23/27	535	542,108
Toronto-Dominion Bank (The)
1.95%, 01/12/27	120	115,393
2.00%, 09/10/31	105	90,331
2.45%, 01/12/32	30	25,827
2.80%, 03/10/27	95	92,375
3.20%, 03/10/32	70	62,672
3.63%, 09/15/31, (5-year USD Swap + 2.205%)(a)	1,216	1,193,558
4.46%, 06/08/32	330	319,867
4.57%, 06/02/28	175	175,120
4.69%, 09/15/27	80	80,349
4.78%, 12/17/29	85	85,292
4.81%, 06/03/30	175	175,149
4.86%, 01/31/28	175	176,643
4.99%, 04/05/29	105	106,560
5.15%, 09/10/34, (5-year CMT + 1.500%)(a)	50	49,647
5.16%, 01/10/28	250	254,196
5.26%, 12/11/26	85	85,954
5.30%, 01/30/32	175	177,468
5.52%, 07/17/28	515	530,309
Truist Bank, 2.25%, 03/11/30	250	221,100
Truist Financial Corp.
1.89%, 06/07/29, (1-day SOFR + 0.862%)(a)	115	106,272
3.88%, 03/19/29	115	111,549
4.12%, 06/06/28, (1-day SOFR + 1.368%)(a)	65	64,470
Security	Par (000)	Value
Banks (continued)
4.87%, 01/26/29, (1-day SOFR + 1.435%)(a)	$205	$206,094
4.92%, 07/28/33, (1-day SOFR + 2.240%)(a)	450	431,787
5.12%, 01/26/34, (1-day SOFR + 1.852%)(a)	115	112,729
5.71%, 01/24/35, (1-day SOFR + 1.922%)(a)	65	66,031
5.87%, 06/08/34, (1-day SOFR + 2.361%)(a)	200	204,942
U.S. Bancorp
2.49%, 11/03/36, (5-year CMT + 0.950%)(a)	365	303,419
2.68%, 01/27/33, (1-day SOFR + 1.020%)(a)	55	47,416
4.84%, 02/01/34, (1-day SOFR + 1.600%)(a)	230	223,028
4.97%, 07/22/33, (1-day SOFR + 2.110%)(a)	135	131,210
5.68%, 01/23/35, (1-day SOFR + 1.860%)(a)	100	101,857
5.78%, 06/12/29, (1-day SOFR + 2.020%)(a)	90	92,891
5.84%, 06/12/34, (1-day SOFR + 2.260%)(a)	108	111,468
5.85%, 10/21/33, (1-day SOFR + 2.090%)(a)	225	232,947
UBS AG/London, 5.65%, 09/11/28	1,095	1,134,099
UBS AG/Stamford CT
5.00%, 07/09/27	305	308,300
7.50%, 02/15/28	710	763,172
Webster Financial Corp., 4.10%, 03/25/29	179	173,645
Western Alliance Bancorp, 3.00%, 06/15/31, (3-mo. CME Term SOFR + 2.250%)(a)	10	9,256
Westpac Banking Corp.
2.67%, 11/15/35, (5-year CMT + 1.750%)(a)	180	156,965
2.70%, 08/19/26	365	358,493
3.02%, 11/18/36, (5-year CMT + 1.530%)(a)	330	285,376
3.35%, 03/08/27	318	313,303
3.40%, 01/25/28	597	585,175
4.11%, 07/24/34, (5-year CMT + 2.000%)(a)	209	200,273
4.32%, 11/23/31, (5-year USD ICE Swap + 2.236%)(a)	454	449,437
5.41%, 08/10/33, (1-year CMT + 2.680%)(a)	70	69,786
		201,635,744
Beverages — 0.7%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36	1,077	1,034,395
4.90%, 02/01/46	1,245	1,121,922
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	100	88,360
4.70%, 02/01/36	706	677,944
4.90%, 02/01/46	328	295,088
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	525	502,973
4.38%, 04/15/38	489	444,213
4.44%, 10/06/48	450	373,855
4.60%, 04/15/48	5	4,324
4.75%, 01/23/29	321	325,447
4.75%, 04/15/58	175	147,967
4.90%, 01/23/31	423	431,241
4.95%, 01/15/42	282	261,309
5.00%, 06/15/34	160	161,172
5.45%, 01/23/39	358	359,528
5.55%, 01/23/49	658	645,447
5.80%, 01/23/59	308	307,203
5.88%, 06/15/35	110	116,667
8.00%, 11/15/39	94	116,827
8.20%, 01/15/39	315	396,345
Brown-Forman Corp.
4.00%, 04/15/38	63	54,291
4.50%, 07/15/45	184	155,962

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
Coca-Cola Co. (The)
1.00%, 03/15/28	$440	$406,430
1.38%, 03/15/31	595	505,163
1.65%, 06/01/30	316	277,909
2.00%, 03/05/31	225	198,476
2.13%, 09/06/29	15	13,831
2.25%, 01/05/32	175	153,445
2.50%, 06/01/40	377	266,816
2.50%, 03/15/51	80	46,510
2.60%, 06/01/50	418	251,193
2.75%, 06/01/60(b)	169	97,380
2.90%, 05/25/27	295	288,806
3.00%, 03/05/51	150	97,130
3.45%, 03/25/30	130	125,613
4.20%, 03/25/50	330	266,798
4.65%, 08/14/34	145	143,764
5.00%, 05/13/34	120	121,875
5.20%, 01/14/55	135	126,593
5.30%, 05/13/54	60	57,336
5.40%, 05/13/64	210	198,923
Constellation Brands Inc.
3.75%, 05/01/50	91	64,566
4.10%, 02/15/48	85	64,279
4.50%, 05/09/47	112	90,273
4.90%, 05/01/33(b)	70	68,566
5.25%, 11/15/48	91	81,285
Diageo Capital PLC
2.00%, 04/29/30	870	774,696
2.13%, 04/29/32	1,430	1,200,661
2.38%, 10/24/29	2,340	2,152,880
3.88%, 05/18/28	715	707,580
3.88%, 04/29/43	2,500	1,955,832
5.30%, 10/24/27	895	913,755
5.63%, 10/05/33	310	321,890
Diageo Investment Corp.
4.25%, 05/11/42	170	140,789
7.45%, 04/15/35	329	383,012
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50	20	14,158
Keurig Dr Pepper Inc.
2.55%, 09/15/26	20	19,513
3.20%, 05/01/30	184	171,796
3.43%, 06/15/27	75	73,463
3.80%, 05/01/50	212	151,616
4.05%, 04/15/32	240	228,145
4.35%, 05/15/28	25	24,916
4.42%, 12/15/46	45	35,759
4.50%, 11/15/45	44	35,834
4.50%, 04/15/52	235	188,813
4.60%, 05/25/28	145	145,584
4.60%, 05/15/30	25	24,882
5.09%, 05/25/48	5	4,340
5.10%, 03/15/27	100	100,940
5.15%, 05/15/35	25	24,510
5.30%, 03/15/34	110	110,934
Molson Coors Beverage Co.
3.00%, 07/15/26	1,135	1,116,022
4.20%, 07/15/46	445	348,422
5.00%, 05/01/42	367	327,431
PepsiCo Inc.
1.95%, 10/21/31	55	47,109
Security	Par (000)	Value
Beverages (continued)
2.38%, 10/06/26	$1,254	$1,224,488
2.63%, 07/29/29	720	675,493
2.75%, 03/19/30	319	297,058
2.88%, 10/15/49	45	28,763
3.00%, 10/15/27	784	763,577
3.38%, 07/29/49	145	101,497
3.63%, 03/19/50	271	198,369
3.88%, 03/19/60	55	39,930
3.90%, 07/18/32	70	66,766
4.00%, 03/05/42	245	202,869
4.00%, 05/02/47	175	138,779
4.20%, 07/18/52	25	19,873
4.45%, 05/15/28	105	106,148
4.45%, 02/15/33	50	49,643
4.45%, 04/14/46	60	51,680
4.50%, 07/17/29	50	50,488
4.65%, 02/15/53	45	38,670
4.80%, 07/17/34	45	44,628
4.88%, 11/01/40	285	269,500
5.25%, 07/17/54	45	42,648
		28,191,589
Biotechnology — 0.4%
Amgen Inc.
2.20%, 02/21/27	109	105,006
2.30%, 02/25/31	315	276,250
2.45%, 02/21/30	616	558,356
2.60%, 08/19/26	25	24,482
2.77%, 09/01/53	240	137,752
3.00%, 01/15/52	235	146,381
3.15%, 02/21/40	165	124,626
3.20%, 11/02/27	617	599,692
3.38%, 02/21/50	300	204,606
4.05%, 08/18/29	310	303,505
4.20%, 03/01/33	395	373,571
4.20%, 02/22/52	195	148,871
4.40%, 05/01/45	565	468,425
4.40%, 02/22/62	255	192,559
4.56%, 06/15/48	339	279,765
4.66%, 06/15/51	408	338,325
4.88%, 03/01/53	60	50,914
4.95%, 10/01/41	180	162,223
5.15%, 03/02/28	390	397,130
5.15%, 11/15/41	197	180,929
5.25%, 03/02/33	660	666,160
5.65%, 06/15/42	140	135,831
5.65%, 03/02/53	455	432,949
5.75%, 03/15/40	45	44,976
5.75%, 03/02/63	380	359,894
6.38%, 06/01/37	95	102,414
6.40%, 02/01/39	175	185,724
Baxalta Inc., 5.25%, 06/23/45	250	227,083
Biogen Inc.
2.25%, 05/01/30	410	363,673
3.15%, 05/01/50	207	126,057
3.25%, 02/15/51	190	116,735
5.05%, 01/15/31	40	40,188
5.20%, 09/15/45	477	418,847
5.75%, 05/15/35	25	25,185
6.45%, 05/15/55	35	35,051
Gilead Sciences Inc.
1.20%, 10/01/27	250	233,911

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
1.65%, 10/01/30	$545	$470,683
2.80%, 10/01/50	306	186,671
2.95%, 03/01/27	828	812,146
4.00%, 09/01/36	329	295,005
4.15%, 03/01/47	555	443,622
4.50%, 02/01/45	390	332,669
4.60%, 09/01/35	490	468,536
4.75%, 03/01/46	441	386,405
4.80%, 11/15/29	140	141,856
4.80%, 04/01/44	518	461,505
5.10%, 06/15/35	250	248,631
5.25%, 10/15/33	295	299,899
5.50%, 11/15/54	175	167,239
5.55%, 10/15/53	115	110,397
5.60%, 11/15/64	120	114,382
5.65%, 12/01/41	420	417,490
Illumina Inc., 2.55%, 03/23/31	170	146,429
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50	99	56,772
Royalty Pharma PLC, 5.90%, 09/02/54	255	239,553
		14,387,936
Building Materials — 0.7%
Carrier Global Corp.
2.70%, 02/15/31	540	485,284
2.72%, 02/15/30	705	648,880
3.38%, 04/05/40	40	31,046
3.58%, 04/05/50	376	269,195
5.90%, 03/15/34	394	413,748
6.20%, 03/15/54	56	59,144
CRH America Finance Inc.
5.40%, 05/21/34	2,180	2,200,620
5.50%, 01/09/35	440	443,481
5.88%, 01/09/55	1,500	1,472,524
CRH SMW Finance DAC
5.13%, 01/09/30	955	970,456
5.20%, 05/21/29	2,330	2,370,494
Fortune Brands Innovations Inc.
3.25%, 09/15/29	407	382,220
4.00%, 03/25/32	890	821,010
4.50%, 03/25/52	165	126,909
5.88%, 06/01/33	957	982,761
Johnson Controls International PLC
4.50%, 02/15/47	137	111,947
4.95%, 07/02/64(d)	50	40,353
5.13%, 09/14/45	34	29,647
6.00%, 01/15/36	365	383,802
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	1,145	992,391
2.00%, 09/16/31	655	554,632
4.90%, 12/01/32	130	128,521
5.50%, 04/19/29	130	134,097
Lafarge SA, 7.13%, 07/15/36	253	277,816
Lennox International Inc.
1.70%, 08/01/27	500	468,903
5.50%, 09/15/28	235	241,172
Martin Marietta Materials Inc.
3.20%, 07/15/51	235	149,327
4.25%, 12/15/47	127	100,007
5.15%, 12/01/34	75	74,455
5.50%, 12/01/54	260	243,299
Security	Par (000)	Value
Building Materials (continued)
Masco Corp.
3.13%, 02/15/51	$10	$6,054
3.50%, 11/15/27	5	4,867
4.50%, 05/15/47	100	79,141
Owens Corning
3.40%, 08/15/26	403	397,025
3.95%, 08/15/29	171	165,727
4.30%, 07/15/47	50	39,379
4.40%, 01/30/48	125	99,275
5.50%, 06/15/27	60	60,977
5.70%, 06/15/34	15	15,317
5.95%, 06/15/54(b)	385	378,166
7.00%, 12/01/36	231	255,442
Trane Technologies Financing Ltd.
3.80%, 03/21/29	660	648,310
4.50%, 03/21/49	1,150	941,849
4.65%, 11/01/44	22	18,771
5.10%, 06/13/34	2,200	2,196,482
5.25%, 03/03/33	1,035	1,055,694
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28	1,360	1,334,140
4.30%, 02/21/48	180	143,007
5.75%, 06/15/43	1,694	1,668,303
Vulcan Materials Co.
4.50%, 06/15/47	139	114,477
4.70%, 03/01/48	90	75,518
5.35%, 12/01/34	25	25,170
5.70%, 12/01/54	75	72,180
		25,403,412
Chemicals — 0.6%
Albemarle Corp., 5.45%, 12/01/44	180	146,336
CF Industries Inc., 5.38%, 03/15/44	195	175,269
Dow Chemical Co. (The)
3.60%, 11/15/50	165	107,615
4.25%, 10/01/34	299	268,116
4.38%, 11/15/42	212	166,952
4.63%, 10/01/44	187	148,831
4.80%, 05/15/49	209	165,253
5.15%, 02/15/34(b)	255	249,349
5.35%, 03/15/35	25	24,234
5.55%, 11/30/48	145	129,101
5.60%, 02/15/54	100	88,370
5.95%, 03/15/55	75	69,551
6.30%, 03/15/33(b)	85	90,003
6.90%, 05/15/53	60	62,586
7.38%, 11/01/29	5	5,504
9.40%, 05/15/39	130	164,832
DuPont de Nemours Inc.
4.73%, 11/15/28	419	423,942
5.32%, 11/15/38	368	375,430
5.42%, 11/15/48	320	314,619
Eastman Chemical Co.
4.65%, 10/15/44	192	157,751
4.80%, 09/01/42	128	108,716
Ecolab Inc.
1.30%, 01/30/31	320	268,817
2.13%, 02/01/32	120	102,214
2.70%, 11/01/26	10,295	10,071,208
2.70%, 12/15/51	135	80,654
3.25%, 12/01/27	1,506	1,470,799
3.95%, 12/01/47	75	58,450

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
4.30%, 06/15/28	$25	$25,067
4.80%, 03/24/30	826	839,132
5.25%, 01/15/28	370	379,604
5.50%, 12/08/41	40	39,765
FMC Corp.
4.50%, 10/01/49	67	47,583
5.65%, 05/18/33(b)	70	67,452
6.38%, 05/18/53	100	91,924
International Flavors & Fragrances Inc.
4.38%, 06/01/47	70	52,393
4.45%, 09/26/28	600	594,321
5.00%, 09/26/48	126	103,496
LYB International Finance BV
4.88%, 03/15/44	260	214,577
5.25%, 07/15/43	118	102,336
LYB International Finance III LLC
3.63%, 04/01/51	215	138,521
3.80%, 10/01/60	440	273,697
4.20%, 10/15/49	172	122,977
4.20%, 05/01/50	15	10,705
5.50%, 03/01/34	120	117,088
5.63%, 05/15/33	145	145,591
LyondellBasell Industries NV, 4.63%, 02/26/55(b)	210	158,974
Mosaic Co. (The)
4.05%, 11/15/27	10	9,870
4.88%, 11/15/41	5	4,329
5.45%, 11/15/33(b)	155	155,284
5.63%, 11/15/43	125	117,306
Nutrien Ltd.
4.13%, 03/15/35	292	260,022
4.50%, 03/12/27	100	99,931
4.90%, 03/27/28	160	161,622
4.90%, 06/01/43	120	105,012
5.00%, 04/01/49	58	50,275
5.20%, 06/21/27	140	141,753
5.25%, 03/12/32	150	150,676
5.25%, 01/15/45	118	105,946
5.40%, 06/21/34	65	64,739
5.63%, 12/01/40	163	157,331
5.80%, 03/27/53	195	187,638
5.88%, 12/01/36	45	45,722
6.13%, 01/15/41	55	55,055
PPG Industries Inc.
2.80%, 08/15/29	179	166,899
3.75%, 03/15/28	505	495,565
RPM International Inc.
4.25%, 01/15/48	70	56,873
5.25%, 06/01/45	55	49,725
Sherwin-Williams Co. (The)
2.20%, 03/15/32	120	101,432
3.30%, 05/15/50	85	55,657
3.80%, 08/15/49	165	118,104
4.00%, 12/15/42	53	41,231
4.50%, 06/01/47	364	298,189
4.55%, 08/01/45	150	123,648
		22,399,539
Commercial Services — 0.5%
Automatic Data Processing Inc.
1.25%, 09/01/30	5,001	4,285,224
1.70%, 05/15/28	4,990	4,668,653
4.45%, 09/09/34	125	120,461
Security	Par (000)	Value
Commercial Services (continued)
4.75%, 05/08/32	$175	$175,756
Block Financial LLC, 3.88%, 08/15/30	487	458,502
Global Payments Inc.
4.15%, 08/15/49	102	72,853
5.95%, 08/15/52(b)	140	129,929
GXO Logistics Inc.
1.65%, 07/15/26	865	832,748
2.65%, 07/15/31	929	787,217
Moody's Corp.
3.10%, 11/29/61	85	50,684
3.25%, 01/15/28	75	73,171
3.25%, 05/20/50	124	80,655
3.75%, 02/25/52	50	36,183
4.25%, 02/01/29	218	216,623
4.25%, 08/08/32	195	188,682
4.88%, 12/17/48	124	108,065
5.00%, 08/05/34	25	24,827
5.25%, 07/15/44	215	199,417
PayPal Holdings Inc.
2.65%, 10/01/26	80	78,329
2.85%, 10/01/29	115	107,527
3.25%, 06/01/50	331	216,421
5.05%, 06/01/52	80	70,957
5.25%, 06/01/62	80	70,494
Quanta Services Inc.
2.35%, 01/15/32	305	257,102
2.90%, 10/01/30	615	558,672
4.75%, 08/09/27	25	25,098
5.25%, 08/09/34	25	24,754
RELX Capital Inc.
3.00%, 05/22/30	1,745	1,627,997
4.00%, 03/18/29	2,298	2,267,544
4.75%, 03/27/30	100	100,811
4.75%, 05/20/32	75	74,482
5.25%, 03/27/35	30	30,110
S&P Global Inc.
2.30%, 08/15/60	235	116,301
2.50%, 12/01/29	90	82,965
2.95%, 01/22/27	95	93,127
3.25%, 12/01/49	298	205,922
3.90%, 03/01/62	145	105,358
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	875	741,309
Verisk Analytics Inc.
4.13%, 03/15/29	25	24,602
5.25%, 03/15/35	25	24,766
5.50%, 06/15/45	26	24,398
		19,438,696
Computers — 0.6%
Apple Inc.
2.55%, 08/20/60	878	492,692
2.65%, 05/11/50	348	212,267
2.65%, 02/08/51	145	87,790
2.70%, 08/05/51	190	115,671
2.80%, 02/08/61	215	123,877
2.85%, 08/05/61	205	120,090
2.95%, 09/11/49	369	241,026
3.45%, 02/09/45	327	249,281
3.75%, 09/12/47	210	161,928
3.75%, 11/13/47	221	170,209
3.85%, 05/04/43	482	394,758

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
3.85%, 08/04/46	$280	$222,020
3.95%, 08/08/52	90	69,940
4.10%, 08/08/62	290	224,034
4.25%, 02/09/47	140	117,685
4.38%, 05/13/45	185	160,514
4.45%, 05/06/44	124	110,846
4.65%, 02/23/46	542	485,874
4.85%, 05/10/53(b)	160	148,488
Dell International LLC/EMC Corp.
3.45%, 12/15/51	82	54,083
5.40%, 04/15/34	55	55,078
8.10%, 07/15/36	85	100,506
8.35%, 07/15/46	118	145,500
DXC Technology Co., 2.38%, 09/15/28	90	82,396
Hewlett Packard Enterprise Co.
4.40%, 09/25/27	1,320	1,317,842
4.45%, 09/25/26	600	599,115
4.55%, 10/15/29	550	545,485
4.85%, 10/15/31	295	292,465
5.00%, 10/15/34	150	146,022
5.25%, 07/01/28	435	443,028
5.60%, 10/15/54	75	69,819
6.20%, 10/15/35	474	491,886
6.35%, 10/15/45	1,165	1,163,443
HP Inc.
3.40%, 06/17/30	40	36,983
4.20%, 04/15/32	220	205,552
4.75%, 01/15/28	50	50,136
5.40%, 04/25/30	75	75,950
5.50%, 01/15/33	280	279,117
6.00%, 09/15/41	392	382,567
6.10%, 04/25/35	75	75,867
IBM International Capital Pte Ltd., 5.30%, 02/05/54	60	54,508
International Business Machines Corp.
3.30%, 01/27/27	1,120	1,101,300
3.43%, 02/09/52	170	112,904
3.50%, 05/15/29	1,380	1,331,363
4.00%, 06/20/42	250	202,138
4.15%, 05/15/39	162	139,330
4.25%, 05/15/49	491	386,804
4.65%, 02/10/28	200	201,432
4.70%, 02/19/46	10	8,576
4.80%, 02/10/30	200	201,771
4.90%, 07/27/52	55	47,484
5.00%, 02/10/32	200	201,461
5.10%, 02/06/53	85	75,640
5.20%, 02/10/35	200	199,136
5.60%, 11/30/39	161	161,472
5.70%, 02/10/55	200	192,362
5.88%, 11/29/32	430	456,982
6.22%, 08/01/27	230	239,069
6.50%, 01/15/28	362	380,922
Leidos Inc.
2.30%, 02/15/31	545	470,764
4.38%, 05/15/30	781	761,047
NetApp Inc.
2.38%, 06/22/27	15	14,334
2.70%, 06/22/30	1,250	1,125,851
5.50%, 03/17/32	125	126,644
5.70%, 03/17/35	320	321,647
Security	Par (000)	Value
Computers (continued)
Teledyne FLIR LLC, 2.50%, 08/01/30	$555	$496,120
Western Digital Corp.
2.85%, 02/01/29	390	356,356
3.10%, 02/01/32	1,500	1,297,158
		21,186,405
Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.
3.70%, 08/01/47	286	217,851
4.00%, 08/15/45	368	299,967
4.60%, 03/01/33	36	35,913
Conopco Inc., Series E, 7.25%, 12/15/26	45	46,943
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49	127	77,756
4.38%, 06/15/45	67	52,830
6.00%, 05/15/37	30	31,460
Kenvue Inc.
4.85%, 05/22/32	25	25,110
5.05%, 03/22/53	15	13,695
5.20%, 03/22/63	220	199,626
Procter & Gamble Co. (The)
2.45%, 11/03/26	296	289,642
2.85%, 08/11/27	375	365,643
3.60%, 03/25/50	140	104,812
4.05%, 05/01/30	175	173,554
4.60%, 05/01/35(b)	175	173,340
5.55%, 03/05/37	291	309,640
5.80%, 08/15/34	175	187,495
Unilever Capital Corp.
1.75%, 08/12/31	420	359,733
2.90%, 05/05/27	15	14,665
3.50%, 03/22/28	385	378,473
4.25%, 08/12/27	100	100,327
4.63%, 08/12/34	100	98,053
5.00%, 12/08/33	575	584,283
5.90%, 11/15/32	450	486,131
Series 30Y, 2.63%, 08/12/51	350	207,485
		4,834,427
Distribution & Wholesale — 0.1%
LKQ Corp.
5.75%, 06/15/28	860	881,617
6.25%, 06/15/33	1,525	1,588,604
WW Grainger Inc.
3.75%, 05/15/46	101	76,775
4.20%, 05/15/47	179	142,422
4.45%, 09/15/34	640	616,928
4.60%, 06/15/45	217	187,599
		3,493,945
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26	505	489,306
3.00%, 10/29/28	587	554,132
3.30%, 01/30/32	857	760,860
3.40%, 10/29/33	525	452,019
3.65%, 07/21/27	420	410,645
3.85%, 10/29/41	190	147,465
3.88%, 01/23/28	390	381,274
4.63%, 10/15/27	545	543,440
4.95%, 09/10/34	80	76,785
5.30%, 01/19/34	175	172,848

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.75%, 06/06/28	$150	$154,107
6.95%, 03/10/55, (5-year CMT + 2.720%)(a)	125	128,260
Affiliated Managers Group Inc., 3.30%, 06/15/30	80	74,583
Air Lease Corp.
2.88%, 01/15/32	255	223,147
3.00%, 02/01/30	217	201,147
3.25%, 10/01/29	162	152,928
3.63%, 04/01/27	345	339,987
3.63%, 12/01/27	224	219,158
4.63%, 10/01/28	317	316,997
Ally Financial Inc.
7.10%, 11/15/27	105	110,095
8.00%, 11/01/31	614	686,228
American Express Co.
1.65%, 11/04/26	70	67,363
2.55%, 03/04/27	110	106,723
3.30%, 05/03/27	85	83,454
4.05%, 12/03/42	531	440,298
4.42%, 08/03/33, (1-day SOFR + 1.760%)(a)	230	221,977
4.73%, 04/25/29, (1-day SOFR + 1.260%)(a)	400	402,282
4.99%, 05/26/33, (1-day SOFR + 2.255%)(a)	110	108,754
5.02%, 04/25/31, (1-day SOFR + 1.440%)(a)	400	404,536
5.04%, 07/26/28, (1-day SOFR + 0.930%)(a)	45	45,515
5.09%, 01/30/31, (1-day SOFR Index + 1.020%)(a)	200	202,929
5.10%, 02/16/28, (1-day SOFR + 1.000%)(a)	40	40,373
5.28%, 07/27/29, (1-day SOFR Index + 1.280%)(a)	90	92,023
5.28%, 07/26/35, (1-day SOFR + 1.420%)(a)	400	397,790
5.44%, 01/30/36, (1-day SOFR Index + 1.320%)(a)	210	211,441
5.53%, 04/25/30, (1-day SOFR Index + 1.090%)(a)	125	129,182
5.63%, 07/28/34, (1-day SOFR + 1.930%)(a)	85	86,033
5.67%, 04/25/36, (1-day SOFR + 1.790%)(a)	285	290,625
5.85%, 11/05/27	100	103,506
5.92%, 04/25/35, (1-day SOFR + 1.630%)(a)	410	423,178
6.49%, 10/30/31, (1-day SOFR + 1.940%)(a)	50	54,075
American Express Credit Corp., 3.30%, 05/03/27	590	579,827
Ameriprise Financial Inc.
2.88%, 09/15/26	55	53,994
4.50%, 05/13/32	60	58,730
5.15%, 05/15/33	235	237,075
Brookfield Capital Finance LLC, 6.09%, 06/14/33	545	567,750
Brookfield Finance I U.K. PLC/Brookfield Finance Inc., 2.34%, 01/30/32	655	549,120
Brookfield Finance Inc.
3.50%, 03/30/51	105	68,827
3.63%, 02/15/52	70	46,775
3.90%, 01/25/28	365	358,565
4.35%, 04/15/30	157	153,257
4.70%, 09/20/47	275	226,524
4.85%, 03/29/29	360	360,550
5.68%, 01/15/35	195	196,875
5.97%, 03/04/54	115	111,342
6.35%, 01/05/34	370	391,112
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50	165	107,737
Capital One Financial Corp.
1.88%, 11/02/27, (1-day SOFR + 0.855%)(a)	55	52,885
2.36%, 07/29/32, (1-day SOFR + 1.337%)(a)	205	169,552
Security	Par (000)	Value
Diversified Financial Services (continued)
2.62%, 11/02/32, (1-day SOFR + 1.265%)(a)	$95	$81,183
3.27%, 03/01/30, (1-day SOFR + 1.790%)(a)	190	179,336
4.10%, 02/09/27	481	477,184
4.93%, 05/10/28, (1-day SOFR + 2.057%)(a)	100	100,293
5.25%, 07/26/30, (1-day SOFR + 2.600%)(a)	15	15,144
5.27%, 05/10/33, (1-day SOFR + 2.370%)(a)	305	301,816
5.47%, 02/01/29, (1-day SOFR + 2.080%)(a)	40	40,698
5.82%, 02/01/34, (1-day SOFR + 2.600%)(a)	145	146,638
6.18%, 01/30/36, (1-day SOFR + 2.036%)(a)	15	14,874
6.31%, 06/08/29, (1-day SOFR + 2.640%)(a)	140	145,809
6.38%, 06/08/34, (1-day SOFR + 2.860%)(a)	160	167,116
6.70%, 11/29/32	170	182,776
7.96%, 11/02/34, (1-day SOFR Index + 3.370%)(a)	275	314,705
Cboe Global Markets Inc.
1.63%, 12/15/30	75	63,982
3.00%, 03/16/32	815	723,133
3.65%, 01/12/27	277	273,398
Charles Schwab Corp. (The)
1.95%, 12/01/31	115	96,516
2.90%, 03/03/32	395	348,535
3.20%, 03/02/27	160	156,991
3.25%, 05/22/29	135	129,570
4.63%, 03/22/30	125	126,353
5.85%, 05/19/34, (1-day SOFR + 2.500%)(a)	170	177,183
6.14%, 08/24/34, (1-day SOFR + 2.010%)(a)	60	63,734
CME Group Inc.
4.15%, 06/15/48(b)	200	163,965
5.30%, 09/15/43	119	116,714
Credit Suisse USA LLC, 7.13%, 07/15/32	646	722,394
Eaton Vance Corp., 3.50%, 04/06/27	1,060	1,043,419
Intercontinental Exchange Inc.
1.85%, 09/15/32	160	131,066
3.00%, 06/15/50	260	165,130
3.00%, 09/15/60	360	212,667
3.75%, 09/21/28	124	121,481
4.25%, 09/21/48	286	229,943
4.60%, 03/15/33	265	260,432
4.95%, 06/15/52	175	154,246
5.20%, 06/15/62	270	244,058
Invesco Finance PLC, 5.38%, 11/30/43	238	219,312
Janus Henderson U.S. Holdings Inc., 5.45%, 09/10/34	655	632,141
Legg Mason Inc., 5.63%, 01/15/44	343	329,889
LPL Holdings Inc., 6.00%, 05/20/34	5	5,080
Mastercard Inc.
2.00%, 11/18/31	95	81,756
2.95%, 11/21/26	25	24,578
2.95%, 06/01/29	60	57,198
3.30%, 03/26/27	332	327,590
3.35%, 03/26/30	120	114,674
3.50%, 02/26/28	175	172,460
3.65%, 06/01/49	185	137,484
3.80%, 11/21/46	130	100,801
3.85%, 03/26/50	158	121,159
3.95%, 02/26/48	167	131,839
4.55%, 03/15/28	45	45,557
4.55%, 01/15/35	5	4,846
4.85%, 03/09/33	70	70,431
4.88%, 05/09/34	10	9,972
4.95%, 03/15/32	125	127,318

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Nasdaq Inc.
1.65%, 01/15/31	$325	$276,726
3.25%, 04/28/50	145	94,516
3.95%, 03/07/52	152	109,638
5.35%, 06/28/28	445	456,428
5.55%, 02/15/34	429	439,400
5.95%, 08/15/53	55	54,398
6.10%, 06/28/63	125	123,538
Nomura Holdings Inc.
1.65%, 07/14/26	5	4,831
2.17%, 07/14/28	280	259,442
2.33%, 01/22/27	300	288,523
2.61%, 07/14/31	360	312,647
2.68%, 07/16/30	285	255,255
2.71%, 01/22/29	300	277,961
3.00%, 01/22/32	200	174,102
3.10%, 01/16/30	520	480,332
5.39%, 07/06/27	265	267,976
5.59%, 07/02/27	200	203,014
5.78%, 07/03/34	235	239,526
6.07%, 07/12/28	215	223,281
6.09%, 07/12/33	200	208,855
6.18%, 01/18/33	200	209,910
ORIX Corp.
5.20%, 09/13/32	335	334,154
5.40%, 02/25/35	25	24,863
Radian Group Inc., 4.88%, 03/15/27	35	34,927
Raymond James Financial Inc.
3.75%, 04/01/51	145	102,950
4.65%, 04/01/30	214	215,660
4.95%, 07/15/46	195	171,469
Synchrony Financial
2.88%, 10/28/31	240	203,282
3.70%, 08/04/26	545	536,928
3.95%, 12/01/27	691	671,913
5.15%, 03/19/29	547	542,328
5.94%, 08/02/30, (1-day SOFR Index + 2.130%)(a)	200	202,773
Visa Inc.
1.90%, 04/15/27	300	288,396
2.00%, 08/15/50	70	37,336
2.05%, 04/15/30	50	45,107
2.70%, 04/15/40	200	148,454
2.75%, 09/15/27	300	291,543
3.65%, 09/15/47	30	22,898
4.15%, 12/14/35	359	337,803
4.30%, 12/14/45	786	670,520
Voya Financial Inc.
3.65%, 06/15/26	190	188,185
4.70%, 01/23/48(a)	210	198,242
5.70%, 07/15/43	136	128,526
Western Union Co. (The), 6.20%, 11/17/36	262	264,583
		36,027,671
Electric — 2.1%
AEP Texas Inc.
3.45%, 05/15/51	755	492,535
4.70%, 05/15/32	410	397,008
5.25%, 05/15/52	380	331,031
5.40%, 06/01/33	145	144,535
5.45%, 05/15/29	100	102,390
5.70%, 05/15/34	200	200,623
Security	Par (000)	Value
Electric (continued)
Series G, 4.15%, 05/01/49	$195	$142,388
Series H, 3.45%, 01/15/50	260	171,458
Algonquin Power & Utilities Corp., 5.37%, 06/15/26(d)	55	55,290
Avangrid Inc., 3.80%, 06/01/29	2,812	2,714,180
Avista Corp.
4.00%, 04/01/52	550	390,925
4.35%, 06/01/48	339	266,914
Baltimore Gas & Electric Co.
2.90%, 06/15/50	122	74,355
3.20%, 09/15/49	297	194,012
3.50%, 08/15/46	240	170,737
3.75%, 08/15/47	271	198,134
4.25%, 09/15/48	215	169,985
5.40%, 06/01/53	65	59,983
5.45%, 06/01/35	50	50,391
5.65%, 06/01/54	30	28,850
6.35%, 10/01/36	115	123,097
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	110	83,139
3.60%, 03/01/52	105	73,542
3.95%, 03/01/48	204	153,822
4.50%, 04/01/44	147	124,754
4.95%, 04/01/33	30	29,708
Series AC, 4.25%, 02/01/49	244	191,916
Series AD, 2.90%, 07/01/50	132	81,503
Series K2, 6.95%, 03/15/33	110	122,147
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	170	173,640
CMS Energy Corp.
3.75%, 12/01/50, (5-year CMT + 2.900%)(a)	195	170,699
4.75%, 06/01/50, (5-year CMT + 4.116%)(a)	520	491,109
6.50%, 06/01/55, (5-year CMT + 1.961%)(a)	110	108,573
Commonwealth Edison Co.
2.20%, 03/01/30	299	269,504
3.00%, 03/01/50	265	165,650
3.65%, 06/15/46	341	249,972
3.70%, 08/15/28	520	511,226
3.70%, 03/01/45	118	88,472
3.80%, 10/01/42	85	65,872
4.00%, 03/01/48	274	208,823
4.00%, 03/01/49	252	189,616
4.35%, 11/15/45	76	62,269
4.60%, 08/15/43	200	171,147
4.70%, 01/15/44	25	21,761
4.90%, 02/01/33	30	29,801
5.30%, 06/01/34	70	70,668
5.30%, 02/01/53	45	41,096
5.65%, 06/01/54	150	144,279
5.90%, 03/15/36	255	266,184
5.95%, 06/01/55	160	160,425
6.45%, 01/15/38	114	123,414
Series 122, 2.95%, 08/15/27	220	213,670
Series 123, 3.75%, 08/15/47	225	165,363
Series 127, 3.20%, 11/15/49	254	164,432
Series 131, 2.75%, 09/01/51	570	331,131
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	240	183,290
4.30%, 04/15/44	300	247,296
4.65%, 01/01/29	75	75,460
4.90%, 07/01/33	75	73,915

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.95%, 01/15/30	$25	$25,381
4.95%, 08/15/34	25	24,524
5.25%, 01/15/53	145	132,783
Series A, 2.05%, 07/01/31	972	836,100
Series A, 3.20%, 03/15/27	770	756,729
Series A, 4.15%, 06/01/45	220	175,965
Consolidated Edison Co. of New York Inc.
3.60%, 06/15/61	75	49,273
3.70%, 11/15/59	225	150,435
3.85%, 06/15/46	189	141,510
3.95%, 03/01/43	179	141,148
4.45%, 03/15/44	230	193,651
4.50%, 12/01/45	155	129,112
4.50%, 05/15/58	110	85,670
4.63%, 12/01/54	194	157,955
5.70%, 06/15/40	122	122,081
Series 05-A, 5.30%, 03/01/35	202	203,377
Series 06-A, 5.85%, 03/15/36	74	76,560
Series 06-B, 6.20%, 06/15/36	105	111,052
Series 08-B, 6.75%, 04/01/38	185	206,021
Series 09-C, 5.50%, 12/01/39	145	143,739
Series 12-A, 4.20%, 03/15/42	127	103,988
Series 2017, 3.88%, 06/15/47	231	172,653
Series 20A, 3.35%, 04/01/30	430	409,651
Series 20B, 3.95%, 04/01/50	237	179,235
Series A, 4.13%, 05/15/49	10	7,677
Series C, 3.00%, 12/01/60	160	90,252
Series C, 4.00%, 11/15/57	109	76,915
Series C, 4.30%, 12/01/56	146	110,774
Series D, 4.00%, 12/01/28	279	276,062
Series E, 4.65%, 12/01/48	155	129,236
Constellation Energy Generation LLC
5.75%, 10/01/41	20	19,433
6.25%, 10/01/39	112	116,353
Delmarva Power & Light Co., 4.15%, 05/15/45	80	63,900
Dominion Energy Inc.
4.60%, 05/15/28	50	50,127
4.85%, 08/15/52	490	402,955
5.00%, 06/15/30	25	25,250
5.45%, 03/15/35	25	24,710
6.63%, 05/15/55, (5-year CMT + 2.207%)(a)	325	325,244
Series A, 6.88%, 02/01/55, (5-year CMT + 2.386%)(a)	30	31,042
Series B, 7.00%, 06/01/54, (5-year CMT + 2.511%)(a)	530	558,938
Edison International
4.13%, 03/15/28	95	91,369
5.25%, 11/15/28	60	59,100
5.45%, 06/15/29	25	24,667
5.75%, 06/15/27(b)	35	35,211
El Paso Electric Co.
5.00%, 12/01/44	60	50,871
6.00%, 05/15/35	97	98,714
Enel Americas SA, 4.00%, 10/25/26	2,495	2,474,723
Enel Chile SA, 4.88%, 06/12/28	1,000	994,720
Entergy Corp., 7.13%, 12/01/54, (5-year CMT + 2.670%)(a)	15	15,357
Entergy Louisiana LLC
2.90%, 03/15/51	468	282,490
4.20%, 09/01/48	140	108,607
4.20%, 04/01/50	325	249,640
Security	Par (000)	Value
Electric (continued)
4.95%, 01/15/45	$645	$557,864
5.70%, 03/15/54	150	143,308
Entergy Texas Inc.
5.00%, 09/15/52	85	72,598
5.55%, 09/15/54	20	18,546
5.80%, 09/01/53	200	192,346
Eversource Energy
3.38%, 03/01/32	475	425,157
3.45%, 01/15/50	555	374,779
4.60%, 07/01/27	105	105,133
5.13%, 05/15/33	130	127,599
5.50%, 01/01/34	215	214,587
5.85%, 04/15/31	365	380,370
5.95%, 02/01/29	105	109,100
5.95%, 07/15/34	230	236,917
Series M, 3.30%, 01/15/28	930	899,636
Series O, 4.25%, 04/01/29	265	260,614
Series R, 1.65%, 08/15/30	1,620	1,386,319
Exelon Corp.
4.05%, 04/15/30	255	248,557
4.10%, 03/15/52	655	485,924
4.45%, 04/15/46	296	237,993
4.70%, 04/15/50	390	317,366
4.95%, 06/15/35	297	283,686
5.10%, 06/15/45	245	216,005
5.13%, 03/15/31	25	25,329
5.15%, 03/15/28	70	71,222
5.30%, 03/15/33	90	91,056
5.45%, 03/15/34	120	121,257
5.60%, 03/15/53	240	223,307
5.63%, 06/15/35	325	327,830
5.88%, 03/15/55	345	333,077
6.50%, 03/15/55, (5-year CMT + 1.975%)(a)	30	29,889
FirstEnergy Transmission LLC, 5.00%, 01/15/35	1,025	999,339
Florida Power & Light Co.
3.15%, 10/01/49	276	180,959
3.70%, 12/01/47	148	109,342
3.95%, 03/01/48	334	258,199
3.99%, 03/01/49	128	98,304
4.05%, 06/01/42	172	141,813
4.05%, 10/01/44	210	169,057
4.13%, 02/01/42	35	29,111
4.13%, 06/01/48	210	165,810
4.63%, 05/15/30	85	85,605
4.80%, 05/15/33	55	54,428
4.95%, 06/01/35	180	178,368
5.25%, 02/01/41	100	96,654
5.63%, 04/01/34	565	588,512
5.65%, 02/01/37	137	141,130
5.69%, 03/01/40	240	244,319
5.95%, 02/01/38	255	268,956
5.96%, 04/01/39	95	99,400
Iberdrola International BV, 6.75%, 07/15/36	1,669	1,859,288
ITC Holdings Corp.
3.25%, 06/30/26	815	801,752
3.35%, 11/15/27	689	669,798
5.30%, 07/01/43	384	344,018
National Grid PLC
5.42%, 01/11/34	755	760,516
5.60%, 06/12/28	675	694,374
5.81%, 06/12/33	1,750	1,807,828

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
National Grid USA, 5.80%, 04/01/35	$1,335	$1,334,307
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30	2,064	1,836,675
2.75%, 11/01/29	1,477	1,366,931
3.50%, 04/01/29	745	717,421
3.55%, 05/01/27	1,739	1,708,242
3.80%, 03/15/82, (5-year CMT + 2.547%)(a)	95	90,117
4.80%, 12/01/77(a)	45	42,553
4.85%, 02/04/28	40	40,432
4.90%, 02/28/28	135	136,396
4.90%, 03/15/29	75	75,788
5.00%, 02/28/30	145	147,545
5.00%, 07/15/32	170	169,579
5.05%, 03/15/30	50	50,734
5.05%, 02/28/33	150	149,156
5.25%, 03/15/34	140	139,211
5.25%, 02/28/53	70	62,475
5.30%, 03/15/32	45	45,802
5.45%, 03/15/35	50	49,989
5.90%, 03/15/55	375	362,808
NSTAR Electric Co.
1.95%, 08/15/31	394	335,220
3.10%, 06/01/51	245	156,792
3.20%, 05/15/27	850	832,394
3.25%, 05/15/29	90	85,764
3.95%, 04/01/30	510	495,231
4.40%, 03/01/44	334	275,552
4.85%, 03/01/30	25	25,176
5.20%, 03/01/35	25	24,748
5.40%, 06/01/34	95	95,791
5.50%, 03/15/40	270	266,651
Ohio Edison Co., 6.88%, 07/15/36	160	177,836
Ohio Power Co.
4.00%, 06/01/49	300	218,269
4.15%, 04/01/48	215	161,702
5.00%, 06/01/33	30	29,357
5.65%, 06/01/34	155	156,217
Series Q, 1.63%, 01/15/31	770	644,532
Series R, 2.90%, 10/01/51	550	322,920
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	870	494,746
3.10%, 09/15/49	200	127,591
3.75%, 04/01/45	114	85,696
3.80%, 09/30/47	153	112,716
3.80%, 06/01/49	170	122,775
4.10%, 11/15/48	240	183,244
4.55%, 12/01/41	55	47,205
4.60%, 06/01/52	145	117,562
4.65%, 11/01/29	50	50,229
4.95%, 09/15/52	130	112,223
5.25%, 09/30/40	135	129,180
5.30%, 06/01/42	35	32,720
5.55%, 06/15/54	195	183,648
5.65%, 11/15/33	35	36,281
5.80%, 04/01/55(e)	5	4,860
7.00%, 05/01/32	76	84,391
7.25%, 01/15/33	82	92,328
7.50%, 09/01/38	55	64,899
Pacific Gas and Electric Co.
3.50%, 08/01/50	500	316,506
3.95%, 12/01/47	180	124,285
Security	Par (000)	Value
Electric (continued)
4.20%, 06/01/41	$115	$87,296
4.25%, 03/15/46	120	87,533
4.30%, 03/15/45	150	111,323
4.45%, 04/15/42	100	77,933
4.50%, 07/01/40	230	188,767
4.55%, 07/01/30	140	135,673
4.60%, 06/15/43	70	54,866
4.75%, 02/15/44	50	39,850
4.95%, 07/01/50	565	449,034
5.25%, 03/01/52	265	216,469
5.90%, 06/15/32	355	357,802
6.70%, 04/01/53	220	218,066
6.75%, 01/15/53	210	208,962
PECO Energy Co.
2.80%, 06/15/50	134	81,279
2.85%, 09/15/51	525	319,118
3.00%, 09/15/49	235	149,132
3.70%, 09/15/47	376	274,621
3.90%, 03/01/48	269	203,088
4.15%, 10/01/44	282	227,627
4.60%, 05/15/52	100	82,502
4.90%, 06/15/33	75	74,950
PG&E Recovery Funding LLC
Series A-2, 5.23%, 06/01/42	550	537,476
Series A-3, 5.53%, 06/01/51	700	677,121
Potomac Electric Power Co.
4.15%, 03/15/43	365	295,330
5.20%, 03/15/34	25	24,937
5.50%, 03/15/54	80	75,190
6.50%, 11/15/37	460	505,180
PPL Electric Utilities Corp.
3.00%, 10/01/49	195	124,769
3.95%, 06/01/47	4	3,077
4.15%, 10/01/45	60	48,628
4.15%, 06/15/48	185	145,693
4.85%, 02/15/34	70	68,912
5.00%, 05/15/33	145	144,879
5.25%, 05/15/53	795	738,141
Public Service Co. of New Hampshire
3.60%, 07/01/49	630	443,579
5.15%, 01/15/53	295	264,268
5.35%, 10/01/33	100	101,615
Series V, 2.20%, 06/15/31	175	152,000
Public Service Electric & Gas Co.
2.05%, 08/01/50	45	23,080
2.45%, 01/15/30	10	9,143
2.70%, 05/01/50	102	61,090
3.00%, 03/01/51	15	9,487
3.15%, 01/01/50	180	118,104
3.20%, 08/01/49	265	176,864
3.60%, 12/01/47	275	198,654
3.65%, 09/01/28	335	327,881
3.65%, 09/01/42	105	80,877
3.80%, 01/01/43	105	82,003
3.80%, 03/01/46	10	7,548
3.85%, 05/01/49	210	157,656
3.95%, 05/01/42	40	32,036
4.05%, 05/01/48	110	85,396
4.65%, 03/15/33	70	68,697
4.90%, 12/15/32	95	95,447
5.13%, 03/15/53	370	335,751

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.20%, 03/01/34	$50	$50,575
5.45%, 03/01/54	40	38,020
5.50%, 03/01/40	75	74,703
5.80%, 05/01/37	155	161,173
Public Service Electric and Gas Co., Series Q, 5.50%, 03/01/55	20	19,175
Public Service Enterprise Group Inc.
1.60%, 08/15/30	2,487	2,123,036
2.45%, 11/15/31	850	735,005
4.90%, 03/15/30	85	85,563
5.20%, 04/01/29	125	127,611
5.40%, 03/15/35	100	99,603
5.45%, 04/01/34	605	610,126
6.13%, 10/15/33	310	325,210
San Diego Gas & Electric Co.
3.70%, 03/15/52	25	17,364
4.15%, 05/15/48	225	170,002
4.50%, 08/15/40	127	110,658
6.00%, 06/01/39	65	66,943
Series RRR, 3.75%, 06/01/47	214	153,042
Series TTT, 4.10%, 06/15/49	189	140,585
Series UUU, 3.32%, 04/15/50	207	134,841
Series VVV, 1.70%, 10/01/30	720	618,790
Series WWW, 2.95%, 08/15/51	245	149,316
Sempra
3.25%, 06/15/27	437	425,308
3.40%, 02/01/28	103	100,205
3.80%, 02/01/38	469	379,355
4.00%, 02/01/48	239	172,334
4.13%, 04/01/52, (5-year CMT + 2.868%)(a)	475	449,506
5.50%, 08/01/33	100	100,565
6.00%, 10/15/39	244	242,432
Southern California Edison Co.
2.25%, 06/01/30	105	91,650
2.85%, 08/01/29	120	110,329
3.45%, 02/01/52	115	70,474
3.65%, 02/01/50	358	232,111
4.00%, 04/01/47	382	267,967
4.05%, 03/15/42	144	106,264
4.50%, 09/01/40	60	48,764
4.65%, 10/01/43	136	107,802
5.15%, 06/01/29	50	50,301
5.25%, 03/15/30	50	50,212
5.45%, 06/01/31	40	40,295
5.45%, 03/01/35(b)	25	24,213
5.50%, 03/15/40	149	136,035
5.63%, 02/01/36	107	103,637
5.70%, 03/01/53	45	39,300
5.75%, 04/15/54	275	241,985
5.88%, 12/01/53	120	106,987
5.90%, 03/01/55	45	40,397
6.00%, 01/15/34	290	292,857
6.05%, 03/15/39	126	124,699
6.20%, 09/15/55	310	289,638
6.65%, 04/01/29	180	186,999
Series 04-G, 5.75%, 04/01/35	90	90,972
Series 05-E, 5.35%, 07/15/35	75	71,875
Series 06-E, 5.55%, 01/15/37	130	123,719
Series 08-A, 5.95%, 02/01/38	122	119,407
Series 13-A, 3.90%, 03/15/43	160	115,749
Series A, 4.20%, 03/01/29	55	53,536
Security	Par (000)	Value
Electric (continued)
Series B, 4.88%, 03/01/49	$129	$101,117
Series C, 3.60%, 02/01/45	55	36,868
Series C, 4.13%, 03/01/48	316	223,402
Tampa Electric Co.
3.45%, 03/15/51	20	13,341
5.00%, 07/15/52	200	173,017
Toledo Edison Co. (The), 6.15%, 05/15/37	15	15,965
		80,468,018
Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30	830	718,463
Emerson Electric Co.
2.75%, 10/15/50	114	69,078
2.80%, 12/21/51	70	42,540
5.25%, 11/15/39	65	64,707
		894,788
Electronics — 0.3%
Allegion PLC, 3.50%, 10/01/29	735	699,151
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27	250	243,776
5.41%, 07/01/32	590	598,642
5.60%, 05/29/34	375	378,220
Amphenol Corp., 4.35%, 06/01/29	81	80,867
Avnet Inc.
3.00%, 05/15/31	245	216,476
5.50%, 06/01/32	190	186,922
6.25%, 03/15/28	45	46,479
Flex Ltd.
4.88%, 06/15/29	470	468,167
4.88%, 05/12/30	575	570,669
Fortive Corp., 4.30%, 06/15/46	65	51,413
Honeywell International Inc.
1.95%, 06/01/30	870	769,668
2.50%, 11/01/26	566	551,393
2.70%, 08/15/29	160	149,458
3.81%, 11/21/47	242	181,573
4.25%, 01/15/29	75	74,683
4.50%, 01/15/34	55	52,912
4.65%, 07/30/27	50	50,267
4.70%, 02/01/30	50	50,409
4.75%, 02/01/32	45	44,813
4.88%, 09/01/29	45	45,812
4.95%, 02/15/28	55	55,922
4.95%, 09/01/31	55	55,823
5.00%, 02/15/33	65	65,133
5.25%, 03/01/54	170	157,705
5.35%, 03/01/64	145	131,895
5.38%, 03/01/41	55	54,290
5.70%, 03/15/36	200	206,310
5.70%, 03/15/37	142	146,082
Hubbell Inc.
3.15%, 08/15/27	96	93,151
3.50%, 02/15/28	65	63,360
Jabil Inc., 3.95%, 01/12/28	30	29,507
Keysight Technologies Inc.
3.00%, 10/30/29	428	398,039
4.60%, 04/06/27	1,088	1,089,453
4.95%, 10/15/34	50	48,619
5.35%, 07/30/30	35	35,728
Trimble Inc., 4.90%, 06/15/28	594	599,219

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
Tyco Electronics Group SA
3.13%, 08/15/27	$650	$632,133
7.13%, 10/01/37	135	153,981
Vontier Corp.
2.40%, 04/01/28	425	398,793
2.95%, 04/01/31	225	198,467
		10,125,380
Engineering & Construction — 0.0%
Jacobs Engineering Group Inc., 5.90%, 03/01/33	100	102,601
Entertainment — 0.0%
Warnermedia Holdings Inc.
4.28%, 03/15/32	155	131,695
5.05%, 03/15/42	165	118,797
5.14%, 03/15/52	1,005	651,208
5.39%, 03/15/62	925	594,333
		1,496,033
Environmental Control — 0.1%
Republic Services Inc.
3.05%, 03/01/50	85	55,666
5.70%, 05/15/41	10	10,099
6.20%, 03/01/40	33	35,016
Veralto Corp.
5.35%, 09/18/28	670	687,759
5.45%, 09/18/33	705	715,469
5.50%, 09/18/26	180	181,977
Waste Connections Inc.
2.95%, 01/15/52	40	24,746
3.05%, 04/01/50	97	62,196
Waste Management Inc.
4.10%, 03/01/45	10	8,130
4.15%, 07/15/49	182	143,845
4.63%, 02/15/30	100	100,661
4.63%, 02/15/33	35	34,628
5.35%, 10/15/54	5	4,729
		2,064,921
Food — 0.5%
Ahold Finance USA LLC, 6.88%, 05/01/29	220	238,223
Conagra Brands Inc.
4.85%, 11/01/28	229	229,859
5.30%, 10/01/26	65	65,475
5.30%, 11/01/38	270	252,892
5.40%, 11/01/48	221	194,622
7.00%, 10/01/28	110	117,148
8.25%, 09/15/30	280	321,865
General Mills Inc.
2.25%, 10/14/31	775	664,103
2.88%, 04/15/30	596	548,349
3.00%, 02/01/51	205	127,046
3.20%, 02/10/27	588	576,967
4.15%, 02/15/43	205	163,350
4.20%, 04/17/28	883	878,236
4.70%, 01/30/27	130	130,529
4.70%, 04/17/48	85	71,154
4.88%, 01/30/30	125	126,107
4.95%, 03/29/33	160	158,136
5.25%, 01/30/35	145	143,715
5.40%, 06/15/40	200	192,778
5.50%, 10/17/28	170	175,279
Security	Par (000)	Value
Food (continued)
Hershey Co. (The)
3.13%, 11/15/49	$35	$23,133
3.38%, 08/15/46	100	71,312
Hormel Foods Corp.
3.05%, 06/03/51	65	41,247
4.80%, 03/30/27	115	115,985
Ingredion Inc.
2.90%, 06/01/30	490	450,706
3.90%, 06/01/50	209	150,598
J.M. Smucker Co. (The)
4.25%, 03/15/35	282	256,712
4.38%, 03/15/45	125	100,481
6.20%, 11/15/33	100	106,055
6.50%, 11/15/53(b)	85	89,333
Kellanova
2.10%, 06/01/30	915	813,305
3.40%, 11/15/27	833	815,881
4.30%, 05/15/28	684	684,776
4.50%, 04/01/46	2,589	2,163,068
5.25%, 03/01/33	210	211,879
5.75%, 05/16/54	70	67,538
Series B, 7.45%, 04/01/31	1,044	1,181,916
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	171	170,706
Kraft Heinz Foods Co.
4.38%, 06/01/46	270	213,255
4.88%, 10/01/49	355	296,303
5.00%, 07/15/35	85	82,398
5.20%, 03/15/32	125	125,288
5.20%, 07/15/45	380	337,561
5.40%, 03/15/35	125	123,662
5.50%, 06/01/50	355	323,143
6.50%, 02/09/40	105	109,863
6.88%, 01/26/39	270	291,507
Kroger Co. (The)
3.70%, 08/01/27	5	4,924
3.88%, 10/15/46	128	94,339
3.95%, 01/15/50	105	77,147
4.45%, 02/01/47	270	217,803
4.50%, 01/15/29	115	115,326
4.65%, 01/15/48	150	122,808
5.00%, 09/15/34	270	263,057
5.00%, 04/15/42	135	120,323
5.15%, 08/01/43	60	54,188
5.40%, 07/15/40	82	78,572
5.40%, 01/15/49	248	225,453
5.50%, 09/15/54	260	240,920
5.65%, 09/15/64	135	125,015
6.90%, 04/15/38	67	73,706
7.50%, 04/01/31	160	181,167
McCormick & Co. Inc./MD
1.85%, 02/15/31	260	220,775
3.40%, 08/15/27	650	635,289
4.20%, 08/15/47	319	247,665
4.95%, 04/15/33	50	49,350
Mondelez International Inc., 2.63%, 09/04/50	110	63,440
Sysco Corp.
2.40%, 02/15/30	210	189,662
3.25%, 07/15/27	114	111,219
3.30%, 02/15/50	173	111,685
4.45%, 03/15/48	112	90,326
4.50%, 04/01/46	99	80,195

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
4.85%, 10/01/45	$50	$43,133
5.38%, 09/21/35	62	61,582
5.95%, 04/01/30	185	194,544
6.60%, 04/01/40	85	90,626
6.60%, 04/01/50	190	200,799
The Campbell's Co.
2.38%, 04/24/30	78	69,671
3.13%, 04/24/50	56	35,178
4.15%, 03/15/28	658	652,383
4.75%, 03/23/35	130	122,637
4.80%, 03/15/48	286	243,559
5.40%, 03/21/34	125	124,686
Tyson Foods Inc.
4.55%, 06/02/47	60	48,623
5.10%, 09/28/48	234	204,482
5.15%, 08/15/44	42	37,484
		20,717,185
Forest Products & Paper — 0.0%
International Paper Co.
4.35%, 08/15/48	175	135,536
4.40%, 08/15/47	221	172,303
4.80%, 06/15/44	121	102,130
5.00%, 09/15/35	235	226,153
5.15%, 05/15/46	50	43,846
6.00%, 11/15/41	270	266,510
7.30%, 11/15/39	50	55,833
		1,002,311
Gas — 0.2%
Atmos Energy Corp.
2.85%, 02/15/52	140	83,723
4.13%, 03/15/49	140	108,689
4.15%, 01/15/43	50	40,897
4.30%, 10/01/48	160	128,770
5.50%, 06/15/41	25	24,631
5.75%, 10/15/52	25	24,453
National Fuel Gas Co.
2.95%, 03/01/31	172	151,703
3.95%, 09/15/27	50	49,021
4.75%, 09/01/28	180	178,910
5.50%, 10/01/26	55	55,425
NiSource Inc.
5.00%, 06/15/52	195	167,047
5.35%, 04/01/34	325	326,190
5.40%, 06/30/33	25	25,129
5.85%, 04/01/55	225	217,299
6.38%, 03/31/55, (5-year CMT + 2.527%)(a)	400	397,039
6.95%, 11/30/54, (5-year CMT + 2.451%)(a)	200	204,520
ONE Gas Inc.
2.00%, 05/15/30	835	737,117
4.25%, 09/01/32	825	782,527
4.50%, 11/01/48	250	202,067
4.66%, 02/01/44	150	128,647
5.10%, 04/01/29	25	25,496
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50	305	196,036
5.05%, 05/15/52	427	363,608
5.10%, 02/15/35	50	49,345
5.40%, 06/15/33	80	80,577
Southern California Gas Co.
3.75%, 09/15/42	190	143,313
Security	Par (000)	Value
Gas (continued)
5.13%, 11/15/40	$160	$149,350
5.20%, 06/01/33	100	99,732
5.75%, 06/01/53	95	90,508
Series UU, 4.13%, 06/01/48	165	124,308
Series VV, 4.30%, 01/15/49	155	120,057
Series WW, 3.95%, 02/15/50	272	197,663
Southwest Gas Corp.
3.70%, 04/01/28	65	63,220
3.80%, 09/29/46	145	103,636
4.15%, 06/01/49	166	123,177
5.45%, 03/23/28	35	35,674
5.80%, 12/01/27	100	102,424
Washington Gas Light Co.
3.65%, 09/15/49	204	142,481
Series K, 3.80%, 09/15/46	110	81,042
		6,325,451
Hand & Machine Tools — 0.0%
Kennametal Inc., 4.63%, 06/15/28	21	20,850
Snap-on Inc.
3.10%, 05/01/50	82	52,842
4.10%, 03/01/48	87	68,202
Stanley Black & Decker Inc., 4.85%, 11/15/48	40	32,370
		174,264
Health Care - Products — 0.2%
Agilent Technologies Inc.
2.75%, 09/15/29	687	637,266
3.05%, 09/22/26	615	604,033
Baxter International Inc.
2.54%, 02/01/32	185	158,658
3.13%, 12/01/51	145	89,077
3.50%, 08/15/46	268	183,749
Boston Scientific Corp.
4.55%, 03/01/39	45	41,452
4.70%, 03/01/49	79	68,968
6.50%, 11/15/35	30	33,144
7.38%, 01/15/40	115	135,746
Danaher Corp.
2.60%, 10/01/50	420	245,841
2.80%, 12/10/51	580	350,242
4.38%, 09/15/45	146	123,469
Dentsply Sirona Inc., 3.25%, 06/01/30	375	338,379
DH Europe Finance II SARL
3.25%, 11/15/39	330	258,154
3.40%, 11/15/49	492	340,116
Edwards Lifesciences Corp., 4.30%, 06/15/28	1,559	1,550,882
GE HealthCare Technologies Inc., 6.38%, 11/22/52	245	257,889
Revvity Inc.
2.25%, 09/15/31	125	105,076
3.30%, 09/15/29	148	139,156
3.63%, 03/15/51	135	88,869
Smith & Nephew PLC
2.03%, 10/14/30	220	190,823
5.40%, 03/20/34	50	49,777
Solventum Corp.
5.60%, 03/23/34	45	45,378
5.90%, 04/30/54	230	220,743
6.00%, 05/15/64	180	172,075

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31	$455	$403,206
3.75%, 03/15/51	380	262,985
Stryker Corp.
2.90%, 06/15/50	155	98,381
4.10%, 04/01/43	30	24,263
4.38%, 05/15/44	84	69,899
4.63%, 03/15/46	149	127,889
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31	740	645,632
4.45%, 08/15/45	169	135,595
4.70%, 02/19/27	25	25,047
5.05%, 02/19/30	25	25,381
5.20%, 09/15/34	25	24,674
5.35%, 12/01/28	125	128,247
5.50%, 02/19/35	25	25,215
5.75%, 11/30/39	90	88,708
		8,514,084
Health Care - Services — 0.8%
Aetna Inc.
4.50%, 05/15/42	125	100,907
6.63%, 06/15/36	226	238,475
6.75%, 12/15/37	169	179,094
Centene Corp.
2.45%, 07/15/28	80	73,700
2.50%, 03/01/31	485	411,914
2.63%, 08/01/31	525	444,666
3.00%, 10/15/30	315	277,117
3.38%, 02/15/30	960	874,654
4.63%, 12/15/29	250	240,753
Cigna Group (The)
2.40%, 03/15/30	345	310,814
3.20%, 03/15/40	190	141,168
3.40%, 03/15/50	484	316,262
3.40%, 03/15/51	265	172,008
3.88%, 10/15/47	376	272,085
4.38%, 10/15/28	901	895,816
4.80%, 08/15/38	523	478,214
4.80%, 07/15/46	215	182,140
4.90%, 12/15/48	410	346,471
5.13%, 05/15/31	120	121,999
5.25%, 02/15/34	270	269,609
5.40%, 03/15/33	165	167,786
5.60%, 02/15/54	250	230,951
6.13%, 11/15/41	159	161,371
Elevance Health Inc.
2.25%, 05/15/30	15	13,364
2.55%, 03/15/31	100	88,369
2.88%, 09/15/29	20	18,641
3.13%, 05/15/50	143	90,189
3.60%, 03/15/51	215	146,844
3.65%, 12/01/27	140	137,466
3.70%, 09/15/49	220	153,058
4.10%, 03/01/28	240	237,882
4.10%, 05/15/32	340	320,440
4.38%, 12/01/47	286	227,236
4.50%, 10/30/26	105	104,985
4.55%, 03/01/48	35	28,228
4.55%, 05/15/52	90	71,504
4.63%, 05/15/42	202	172,233
4.65%, 01/15/43	220	187,992
Security	Par (000)	Value
Health Care - Services (continued)
4.65%, 08/15/44	$112	$94,603
4.75%, 02/15/30	145	145,481
4.75%, 02/15/33	420	408,684
4.95%, 11/01/31	260	260,502
5.10%, 01/15/44	176	157,123
5.13%, 02/15/53	105	91,268
5.15%, 06/15/29	160	162,981
5.20%, 02/15/35	285	283,345
5.38%, 06/15/34	270	270,504
5.50%, 10/15/32	430	441,226
5.65%, 06/15/54	125	116,712
5.70%, 02/15/55	220	206,993
5.85%, 01/15/36	85	87,335
5.85%, 11/01/64	275	258,837
5.95%, 12/15/34	140	145,910
6.10%, 10/15/52	5	4,964
6.38%, 06/15/37	44	46,332
HCA Inc.
2.38%, 07/15/31	30	25,662
3.13%, 03/15/27	75	73,115
3.50%, 09/01/30	475	442,716
3.50%, 07/15/51	454	291,131
3.63%, 03/15/32	32	29,039
4.13%, 06/15/29	223	217,194
4.50%, 02/15/27	474	472,569
4.63%, 03/15/52	277	217,077
5.13%, 06/15/39	219	200,945
5.20%, 06/01/28	65	65,929
5.25%, 06/15/49	299	258,395
5.50%, 06/01/33	585	590,360
5.50%, 06/15/47	309	279,957
5.60%, 04/01/34	110	110,523
5.88%, 02/01/29	340	350,909
5.90%, 06/01/53	190	178,061
5.95%, 09/15/54	95	89,532
6.00%, 04/01/54	285	270,415
6.10%, 04/01/64	150	141,674
Humana Inc.
3.13%, 08/15/29	175	162,960
3.95%, 08/15/49	171	118,671
4.63%, 12/01/42	237	192,197
4.80%, 03/15/47	235	187,725
4.88%, 04/01/30	204	202,928
4.95%, 10/01/44	220	183,819
5.38%, 04/15/31	75	75,479
5.55%, 05/01/35	75	73,645
5.75%, 03/01/28	60	61,581
5.75%, 12/01/28	25	25,814
5.75%, 04/15/54	85	76,366
5.88%, 03/01/33	120	121,842
5.95%, 03/15/34	180	182,719
ICON Investments Six DAC, 6.00%, 05/08/34	385	385,253
IQVIA Inc.
5.70%, 05/15/28	30	30,521
6.25%, 02/01/29	85	88,212
Laboratory Corp. of America Holdings
2.70%, 06/01/31	425	377,539
2.95%, 12/01/29	232	215,779
4.35%, 04/01/30	150	147,220
4.55%, 04/01/32	150	146,617
4.70%, 02/01/45	309	261,199

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
4.80%, 10/01/34	$115	$110,363
Quest Diagnostics Inc.
2.80%, 06/30/31	565	505,758
2.95%, 06/30/30	606	558,714
4.20%, 06/30/29	386	381,151
4.60%, 12/15/27	65	65,284
4.63%, 12/15/29	100	100,126
4.70%, 03/30/45	255	216,241
5.00%, 12/15/34	110	107,971
6.40%, 11/30/33	115	124,083
UnitedHealth Group Inc.
2.75%, 05/15/40	65	45,381
2.88%, 08/15/29	70	65,326
2.90%, 05/15/50	110	65,992
2.95%, 10/15/27	180	173,727
3.13%, 05/15/60	177	102,307
3.25%, 05/15/51	260	165,652
3.50%, 08/15/39	175	137,253
3.70%, 08/15/49	301	210,579
3.75%, 10/15/47	225	161,230
3.85%, 06/15/28	225	220,779
3.88%, 12/15/28	115	112,415
3.88%, 08/15/59	243	163,908
3.95%, 10/15/42	40	31,495
4.00%, 05/15/29	70	68,417
4.20%, 05/15/32	780	741,315
4.20%, 01/15/47	214	165,408
4.25%, 01/15/29	310	306,310
4.25%, 03/15/43	140	113,840
4.25%, 04/15/47	227	177,686
4.25%, 06/15/48	230	177,779
4.38%, 03/15/42	105	87,733
4.45%, 12/15/48	239	190,132
4.50%, 04/15/33	670	639,021
4.60%, 04/15/27	35	35,071
4.63%, 07/15/35	246	232,657
4.63%, 11/15/41	156	135,040
4.70%, 04/15/29	125	125,288
4.75%, 07/15/26	120	120,295
4.75%, 07/15/45	167	142,492
4.75%, 05/15/52	245	201,042
4.80%, 01/15/30	335	336,767
4.90%, 04/15/31	155	155,191
4.95%, 01/15/32	475	472,286
4.95%, 05/15/62	190	155,917
5.00%, 04/15/34	400	391,166
5.15%, 07/15/34	660	651,632
5.20%, 04/15/63	330	281,402
5.25%, 02/15/28	35	35,666
5.30%, 02/15/30	65	66,536
5.35%, 02/15/33	450	453,818
5.38%, 04/15/54	200	180,009
5.50%, 04/15/64	200	179,762
5.63%, 07/15/54	555	518,994
5.75%, 07/15/64	260	242,544
5.80%, 03/15/36	170	173,858
5.88%, 02/15/53	160	154,576
5.95%, 02/15/41	20	20,067
6.05%, 02/15/63	175	170,158
6.50%, 06/15/37	59	63,074
6.63%, 11/15/37	225	242,446
Security	Par (000)	Value
Health Care - Services (continued)
6.88%, 02/15/38	$205	$227,234
		32,370,858
Holding Companies - Diversified — 0.0%
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34	475	463,538
North Haven Private Income Fund LLC, 5.75%, 02/01/30(b)	490	484,285
		947,823
Home Builders — 0.0%
MDC Holdings Inc.
2.50%, 01/15/31	95	82,215
3.97%, 08/06/61(b)	125	87,052
6.00%, 01/15/43	165	145,983
PulteGroup Inc.
6.00%, 02/15/35	75	76,841
6.38%, 05/15/33	60	63,392
7.88%, 06/15/32	5	5,721
Toll Brothers Finance Corp., 4.35%, 02/15/28	65	64,255
		525,459
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27	47	45,284
3.50%, 11/15/51	160	95,844
4.40%, 03/15/29	200	191,865
		332,993
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32	280	233,249
5.75%, 03/15/33	245	251,150
Church & Dwight Co. Inc.
3.95%, 08/01/47	40	30,506
5.00%, 06/15/52	95	83,011
5.60%, 11/15/32	70	72,728
Clorox Co. (The)
1.80%, 05/15/30	710	619,864
3.10%, 10/01/27	926	899,509
3.90%, 05/15/28	409	404,922
4.40%, 05/01/29	35	35,013
4.60%, 05/01/32	425	419,588
Kimberly-Clark Corp.
2.00%, 11/02/31	100	87,147
2.88%, 02/07/50	205	129,912
3.10%, 03/26/30	838	792,422
3.20%, 04/25/29	375	361,277
3.20%, 07/30/46	230	157,994
3.90%, 05/04/47	210	159,525
3.95%, 11/01/28	350	347,509
4.50%, 02/16/33	75	73,949
5.30%, 03/01/41	130	125,937
6.63%, 08/01/37	300	340,637
		5,625,849
Insurance — 0.5%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	72	85,884
Aegon Ltd., 5.50%, 04/11/48(a)	380	377,580
Aflac Inc.
3.60%, 04/01/30	159	153,338
4.00%, 10/15/46	30	22,937
4.75%, 01/15/49	67	56,196

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Allstate Corp. (The)
5.35%, 06/01/33	$8	$8,150
6.50%, 05/15/67(a)	215	214,245
American International Group Inc.
4.50%, 07/16/44	195	165,376
4.75%, 04/01/48	281	242,352
Aon Corp.
4.50%, 12/15/28	84	84,091
6.25%, 09/30/40	90	93,669
Aon Global Ltd., 4.75%, 05/15/45	147	125,393
Aon North America Inc., 5.75%, 03/01/54	55	52,624
Arch Capital Finance LLC, 5.03%, 12/15/46	106	92,440
Arch Capital Group Ltd., 3.64%, 06/30/50	120	84,600
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	90	81,086
Arthur J Gallagher & Co.
3.05%, 03/09/52	245	149,098
5.55%, 02/15/55	305	283,150
6.75%, 02/15/54	50	53,994
Assurant Inc.
2.65%, 01/15/32	300	251,241
3.70%, 02/22/30	329	309,253
4.90%, 03/27/28	159	159,167
AXA SA, 8.60%, 12/15/30	1,210	1,426,285
Axis Specialty Finance LLC
3.90%, 07/15/29	40	38,462
4.90%, 01/15/40, (5-year CMT + 3.186%)(a)	70	66,331
Brown & Brown Inc., 4.50%, 03/15/29	15	14,884
Chubb Corp. (The), 6.00%, 05/11/37	10	10,627
Chubb INA Holdings LLC
3.05%, 12/15/61	60	35,584
4.15%, 03/13/43	5	4,141
4.35%, 11/03/45	115	96,122
6.70%, 05/15/36	125	138,937
CNO Financial Group Inc.
5.25%, 05/30/29	211	210,683
6.45%, 06/15/34	65	66,939
Enstar Finance LLC, 5.50%, 01/15/42, (5-year CMT + 4.006%)(a)	85	82,657
Enstar Group Ltd., 4.95%, 06/01/29	51	50,669
Equitable Holdings Inc.
4.35%, 04/20/28	500	496,513
5.00%, 04/20/48	130	111,454
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	100	59,986
4.87%, 06/01/44	50	43,082
First American Financial Corp., 4.00%, 05/15/30	230	216,364
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29	200	186,447
3.60%, 08/19/49	259	184,562
4.30%, 04/15/43	100	82,397
4.40%, 03/15/48	86	70,383
5.95%, 10/15/36	108	111,441
6.10%, 10/01/41	162	164,146
Jackson Financial Inc.
3.13%, 11/23/31	70	60,775
4.00%, 11/23/51	55	36,335
Lincoln National Corp.
3.05%, 01/15/30(b)	50	46,298
4.35%, 03/01/48	62	48,156
6.30%, 10/09/37	57	58,464
7.00%, 06/15/40	165	180,416
Security	Par (000)	Value
Insurance (continued)
Manulife Financial Corp.
4.06%, 02/24/32, (5-year USD ICE Swap + 1.647%)(a)	$315	$310,175
5.38%, 03/04/46	300	286,383
Markel Group Inc.
4.15%, 09/17/50	80	59,410
5.00%, 05/20/49	75	63,619
Marsh & McLennan Companies Inc.
4.20%, 03/01/48	190	151,336
4.35%, 01/30/47	237	194,911
4.38%, 03/15/29	137	137,008
4.55%, 11/08/27	65	65,252
4.65%, 03/15/30	125	125,539
4.75%, 03/15/39	70	65,156
4.85%, 11/15/31	125	125,498
4.90%, 03/15/49	312	274,086
5.00%, 03/15/35	290	285,431
5.35%, 11/15/44	75	71,436
5.40%, 03/15/55	310	289,587
5.45%, 03/15/53	35	32,951
5.45%, 03/15/54	35	32,772
5.70%, 09/15/53	10	9,785
5.88%, 08/01/33	280	294,735
MetLife Inc.
4.05%, 03/01/45	273	218,559
4.13%, 08/13/42	50	41,126
4.55%, 03/23/30	341	343,229
4.60%, 05/13/46	155	134,558
4.72%, 12/15/44	147	127,579
4.88%, 11/13/43	157	140,964
5.25%, 01/15/54	10	9,190
5.30%, 12/15/34(b)	200	202,515
5.38%, 07/15/33	50	51,482
5.70%, 06/15/35	115	119,688
5.88%, 02/06/41	120	122,438
6.38%, 06/15/34	15	16,356
6.40%, 12/15/66	447	451,438
6.50%, 12/15/32	20	22,180
10.75%, 08/01/69	185	241,647
Munich Re America Corp., Series B, 7.45%, 12/15/26	95	99,584
Principal Financial Group Inc.
3.10%, 11/15/26	108	105,749
3.70%, 05/15/29	97	93,782
4.30%, 11/15/46	124	100,554
4.35%, 05/15/43	131	108,959
4.63%, 09/15/42	129	112,076
6.05%, 10/15/36	74	77,631
Progressive Corp. (The)
2.45%, 01/15/27	66	64,106
3.20%, 03/26/30	325	308,217
3.70%, 01/26/45	129	97,851
3.95%, 03/26/50	70	53,262
4.00%, 03/01/29	114	112,750
4.13%, 04/15/47	121	95,978
4.20%, 03/15/48	203	163,120
4.35%, 04/25/44	125	104,155
6.25%, 12/01/32	5	5,432
6.63%, 03/01/29	134	144,103
Prudential Financial Inc.
2.10%, 03/10/30	50	45,096

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
3.00%, 03/10/40	$5	$3,677
3.70%, 10/01/50, (5-year CMT + 3.035%)(a)	90	81,284
3.70%, 03/13/51	300	213,952
3.88%, 03/27/28	49	48,480
3.91%, 12/07/47	135	102,231
3.94%, 12/07/49	245	182,624
4.35%, 02/25/50	235	189,474
4.42%, 03/27/48	213	173,430
4.50%, 09/15/47(a)	180	176,161
4.60%, 05/15/44	207	177,102
5.13%, 03/01/52, (5-year CMT + 3.162%)(a)	155	148,547
5.20%, 03/14/35	140	139,325
5.70%, 12/14/36	195	200,642
5.70%, 09/15/48(a)	50	49,932
5.75%, 07/15/33	135	141,702
6.00%, 09/01/52, (5-year CMT + 3.234%)(a)	90	89,934
6.50%, 03/15/54, (5-year CMT + 2.404%)(a)	40	40,812
6.63%, 12/01/37	100	109,646
6.63%, 06/21/40	127	139,736
6.75%, 03/01/53, (5-year CMT + 2.848%)(a)	100	104,074
Prudential Funding Asia PLC
3.13%, 04/14/30	130	122,295
3.63%, 03/24/32	270	247,730
Selective Insurance Group Inc.
5.38%, 03/01/49	70	61,414
5.90%, 04/15/35	10	10,020
Stewart Information Services Corp., 3.60%, 11/15/31	435	385,429
Travelers Companies Inc. (The)
2.55%, 04/27/50	110	64,185
3.75%, 05/15/46	123	93,183
4.00%, 05/30/47	192	149,628
4.05%, 03/07/48	130	101,621
4.10%, 03/04/49	75	58,792
4.30%, 08/25/45	195	160,873
4.60%, 08/01/43	102	87,928
5.35%, 11/01/40	295	289,321
6.25%, 06/15/37	367	398,221
6.75%, 06/20/36	149	167,511
Travelers Property Casualty Corp., 6.38%, 03/15/33	175	192,920
Unum Group
4.00%, 06/15/29	10	9,728
4.50%, 12/15/49	55	42,406
5.75%, 08/15/42	100	95,026
Willis North America Inc.
2.95%, 09/15/29	10	9,315
3.88%, 09/15/49	173	123,898
4.50%, 09/15/28	94	93,676
5.05%, 09/15/48	153	131,441
5.35%, 05/15/33	5	5,032
5.90%, 03/05/54	220	211,708
XL Group Ltd., 5.25%, 12/15/43	329	310,358
		20,692,252
Internet — 0.1%
Alphabet Inc., 2.25%, 08/15/60(b)	204	106,519
Amazon.com Inc.
2.50%, 06/03/50	545	320,248
2.70%, 06/03/60	974	545,821
3.10%, 05/12/51	495	327,167
3.25%, 05/12/61	300	190,786
Security	Par (000)	Value
Internet (continued)
3.88%, 08/22/37	$180	$160,090
3.95%, 04/13/52	185	143,065
4.05%, 08/22/47	467	379,474
4.10%, 04/13/62	270	206,057
4.25%, 08/22/57	431	344,417
Baidu Inc., 2.38%, 10/09/30	200	179,682
Booking Holdings Inc.
3.55%, 03/15/28	54	52,859
4.63%, 04/13/30	130	130,649
eBay Inc.
3.60%, 06/05/27	40	39,398
3.65%, 05/10/51	350	243,424
4.00%, 07/15/42	202	159,279
JD.com Inc., 4.13%, 01/14/50	200	153,897
VeriSign Inc., 2.70%, 06/15/31	80	70,361
		3,753,193
Iron & Steel — 0.0%
Nucor Corp.
2.98%, 12/15/55	350	205,306
4.40%, 05/01/48	155	125,089
4.65%, 06/01/30	125	124,713
5.10%, 06/01/35	125	122,621
5.20%, 08/01/43	152	143,164
6.40%, 12/01/37	15	16,223
Steel Dynamics Inc.
3.25%, 10/15/50	65	41,242
3.45%, 04/15/30	245	230,337
5.25%, 05/15/35	50	49,161
5.38%, 08/15/34	25	24,954
5.75%, 05/15/55	55	51,794
		1,134,604
Leisure Time — 0.0%
Harley-Davidson Inc., 4.63%, 07/28/45	720	563,717
Lodging — 0.0%
Choice Hotels International Inc.
3.70%, 12/01/29	95	88,833
3.70%, 01/15/31	107	97,512
5.85%, 08/01/34	105	103,251
Marriott International Inc./MD
Series AA, 4.65%, 12/01/28	275	275,507
Series FF, 4.63%, 06/15/30	280	277,860
Series GG, 3.50%, 10/15/32	210	187,436
Sands China Ltd.
2.85%, 03/08/29	325	294,719
3.25%, 08/08/31	305	264,363
5.40%, 08/08/28	25	24,941
		1,614,422
Machinery — 0.5%
ABB Finance USA Inc.
3.80%, 04/03/28	1,330	1,317,704
4.38%, 05/08/42	2,505	2,142,371
AGCO Corp., 5.80%, 03/21/34	385	386,205
Caterpillar Financial Services Corp.
4.38%, 08/16/29(b)	25	24,995
4.40%, 10/15/27	25	25,070
4.40%, 03/03/28	25	25,110
4.45%, 10/16/26	25	25,078
4.60%, 11/15/27	50	50,394
4.70%, 11/15/29	50	50,646

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
4.85%, 02/27/29	$50	$50,868
Caterpillar Inc.
2.60%, 09/19/29	161	150,109
3.25%, 09/19/49	111	76,080
3.25%, 04/09/50	182	124,300
4.30%, 05/15/44	100	84,720
4.75%, 05/15/64	172	145,293
5.20%, 05/15/35	75	75,291
5.20%, 05/27/41	222	216,424
5.30%, 09/15/35	134	137,141
6.05%, 08/15/36	146	157,572
CNH Industrial Capital LLC
1.45%, 07/15/26	970	934,833
4.50%, 10/08/27	40	39,913
4.55%, 04/10/28	505	503,611
4.75%, 03/21/28	85	85,157
5.10%, 04/20/29	170	172,107
5.50%, 01/12/29	625	640,941
CNH Industrial NV, 3.85%, 11/15/27	1,192	1,178,651
Deere & Co.
3.10%, 04/15/30	15	14,124
3.75%, 04/15/50	155	117,254
5.38%, 10/16/29	40	41,762
5.45%, 01/16/35	50	51,245
5.70%, 01/19/55	235	236,502
Dover Corp., 5.38%, 03/01/41	30	28,438
Flowserve Corp., 3.50%, 10/01/30	105	96,985
IDEX Corp., 2.63%, 06/15/31	55	48,281
John Deere Capital Corp.
1.75%, 03/09/27	369	353,344
2.25%, 09/14/26	265	258,063
2.45%, 01/09/30	15	13,803
2.80%, 09/08/27	10	9,683
2.80%, 07/18/29	35	33,002
3.45%, 03/07/29	5	4,847
4.35%, 09/15/32	125	122,022
4.50%, 01/08/27	25	25,136
4.65%, 01/07/28	25	25,326
4.85%, 06/11/29	50	50,975
4.85%, 10/11/29	35	35,719
5.10%, 04/11/34	125	125,665
5.15%, 09/08/33	300	305,472
Series 1, 5.05%, 06/12/34	610	610,116
nVent Finance SARL, 5.65%, 05/15/33	100	99,807
Oshkosh Corp.
3.10%, 03/01/30	807	743,175
4.60%, 05/15/28	833	829,477
Otis Worldwide Corp., 3.36%, 02/15/50	15	10,039
Rockwell Automation Inc.
2.80%, 08/15/61	25	13,940
3.50%, 03/01/29	279	270,615
4.20%, 03/01/49	112	89,734
Westinghouse Air Brake Technologies Corp., 4.70%, 09/15/28	99	99,274
Xylem Inc./New York
1.95%, 01/30/28	1,278	1,202,329
2.25%, 01/30/31(b)	1,375	1,203,805
3.25%, 11/01/26	1,655	1,626,916
4.38%, 11/01/46	90	71,966
		17,689,425
Security	Par (000)	Value
Manufacturing — 0.3%
3M Co.
2.25%, 09/19/26	$2,561	$2,490,199
2.38%, 08/26/29	699	643,117
2.88%, 10/15/27	1,395	1,345,661
3.05%, 04/15/30	370	344,963
3.38%, 03/01/29	244	234,362
3.63%, 09/14/28	695	678,727
3.63%, 10/15/47	104	74,630
3.70%, 04/15/50	10	7,113
4.80%, 03/15/30	75	75,573
5.15%, 03/15/35	240	237,402
5.70%, 03/15/37	70	71,788
Carlisle Companies Inc.
2.75%, 03/01/30	152	139,505
3.75%, 12/01/27	5	4,896
Eaton Corp.
3.10%, 09/15/27	142	138,751
3.92%, 09/15/47	70	54,185
4.00%, 11/02/32	40	37,999
4.15%, 03/15/33	70	67,000
4.15%, 11/02/42	105	87,721
4.35%, 05/18/28	40	40,148
4.70%, 08/23/52	85	73,433
Illinois Tool Works Inc.
3.90%, 09/01/42	131	105,590
4.88%, 09/15/41	50	46,072
Parker-Hannifin Corp.
3.25%, 03/01/27	65	63,912
3.25%, 06/14/29(b)	285	272,811
4.00%, 06/14/49	153	117,027
4.10%, 03/01/47	81	63,331
4.20%, 11/21/34	120	112,396
4.45%, 11/21/44	118	99,011
6.25%, 05/15/38	40	42,828
Pentair Finance SARL
4.50%, 07/01/29	580	571,348
5.90%, 07/15/32	535	551,652
Teledyne Technologies Inc., 2.75%, 04/01/31	1,445	1,286,022
Textron Inc.
3.00%, 06/01/30	71	64,942
3.38%, 03/01/28	45	43,518
3.65%, 03/15/27	25	24,602
3.90%, 09/17/29	117	112,479
		10,424,714
Media — 0.3%
Comcast Corp.
2.45%, 08/15/52	222	117,502
2.65%, 08/15/62	229	116,077
2.80%, 01/15/51	153	89,345
2.89%, 11/01/51	402	239,047
2.94%, 11/01/56	847	482,939
2.99%, 11/01/63	809	445,641
3.40%, 07/15/46	150	103,944
3.45%, 02/01/50	345	231,388
3.75%, 04/01/40	235	190,212
3.90%, 03/01/38	141	119,293
3.97%, 11/01/47	403	301,640
4.00%, 08/15/47	214	161,074
4.00%, 03/01/48	333	250,360
4.00%, 11/01/49	346	256,186
4.05%, 11/01/52	399	292,883

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
4.60%, 10/15/38	$365	$330,518
4.60%, 08/15/45	171	144,244
4.65%, 02/15/33	275	269,222
4.65%, 07/15/42	219	189,841
4.70%, 10/15/48	160	134,114
4.75%, 03/01/44	139	120,192
4.80%, 05/15/33	50	49,153
4.95%, 10/15/58	280	234,074
5.35%, 05/15/53	100	90,569
5.50%, 05/15/64	110	100,107
5.65%, 06/15/35	78	80,349
6.45%, 03/15/37	65	70,030
6.50%, 11/15/35	348	380,815
6.55%, 07/01/39	55	59,834
6.95%, 08/15/37	190	212,935
Discovery Communications LLC
4.00%, 09/15/55	260	142,682
4.65%, 05/15/50(b)	85	53,068
5.00%, 09/20/37	227	178,693
5.20%, 09/20/47	142	99,140
5.30%, 05/15/49	78	54,454
6.35%, 06/01/40	85	72,672
FactSet Research Systems Inc., 3.45%, 03/01/32	225	203,026
Fox Corp.
5.48%, 01/25/39	255	243,517
5.58%, 01/25/49	399	365,656
Grupo Televisa SAB
5.00%, 05/13/45	55	36,873
6.13%, 01/31/46	45	34,780
6.63%, 01/15/40	205	181,117
NBCUniversal Media LLC
4.45%, 01/15/43	140	117,443
6.40%, 04/30/40	50	53,299
Paramount Global
4.38%, 03/15/43	127	92,640
4.60%, 01/15/45	101	74,162
4.85%, 07/01/42	30	23,387
4.90%, 08/15/44	147	109,628
4.95%, 01/15/31	140	135,600
4.95%, 05/19/50	245	184,931
5.25%, 04/01/44	128	98,358
5.50%, 05/15/33	62	59,172
5.85%, 09/01/43	170	146,095
5.90%, 10/15/40	77	68,556
6.88%, 04/30/36	207	210,592
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	265	174,490
3.70%, 12/01/42	100	77,862
4.13%, 06/01/44	211	171,296
4.38%, 08/16/41	105	90,462
Series E, 4.13%, 12/01/41	135	112,158
Walt Disney Co. (The)
2.75%, 09/01/49	455	278,997
3.50%, 05/13/40	56	44,986
3.60%, 01/13/51	610	438,449
3.80%, 05/13/60	566	399,191
4.70%, 03/23/50	276	239,455
4.75%, 09/15/44	80	70,803
4.75%, 11/15/46	130	113,382
4.95%, 10/15/45	77	69,364
5.40%, 10/01/43	152	148,911
Security	Par (000)	Value
Media (continued)
6.15%, 03/01/37	$95	$101,782
6.15%, 02/15/41	49	51,576
6.20%, 12/15/34	10	10,989
6.65%, 11/15/37	100	112,551
7.75%, 12/01/45	265	324,329
		11,934,102
Metal Fabricate & Hardware — 0.0%
Valmont Industries Inc.
5.00%, 10/01/44	134	117,312
5.25%, 10/01/54	120	104,746
		222,058
Mining — 0.1%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	15	14,187
3.75%, 10/01/30	510	471,127
Freeport-McMoRan Inc.
4.63%, 08/01/30	215	211,523
5.40%, 11/14/34	130	129,709
5.45%, 03/15/43	95	87,877
Kinross Gold Corp., 4.50%, 07/15/27	434	433,148
Newmont Corp.
2.60%, 07/15/32(b)	40	34,921
2.80%, 10/01/29	190	178,349
4.88%, 03/15/42	475	430,628
5.45%, 06/09/44	140	132,615
6.25%, 10/01/39	228	242,482
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	30	17,637
5.20%, 11/02/40	300	287,809
Rio Tinto Finance USA PLC
4.75%, 03/22/42	135	119,860
5.00%, 03/09/33	115	114,882
5.13%, 03/09/53	230	205,019
Yamana Gold Inc., 2.63%, 08/15/31	80	69,689
		3,181,462
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29	515	483,547
3.57%, 12/01/31	60	54,447
4.25%, 04/01/28	435	427,989
		965,983
Oil & Gas — 0.8%
APA Corp.
5.35%, 07/01/49(e)	25	18,997
6.75%, 02/15/55(e)	90	81,212
BP Capital Markets America Inc.
2.77%, 11/10/50	367	217,692
2.94%, 06/04/51	345	210,456
3.00%, 02/24/50	360	225,640
3.00%, 03/17/52	210	128,314
3.02%, 01/16/27	5	4,899
3.38%, 02/08/61	645	401,108
3.54%, 04/06/27	95	93,757
3.59%, 04/14/27	15	14,811
3.63%, 04/06/30	156	149,869
3.94%, 09/21/28	45	44,328
4.89%, 09/11/33	30	29,495
BP Capital Markets PLC
3.28%, 09/19/27	65	63,520
3.72%, 11/28/28	125	122,122

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Burlington Resources LLC
5.95%, 10/15/36	$140	$144,112
7.20%, 08/15/31	132	148,307
Chevron Corp., 3.08%, 05/11/50	144	93,931
Chevron USA Inc., 5.25%, 11/15/43	85	80,880
ConocoPhillips Co.
3.80%, 03/15/52	20	14,033
4.03%, 03/15/62	420	291,488
4.30%, 11/15/44	184	148,437
4.70%, 01/15/30	325	326,635
4.85%, 01/15/32	170	169,673
5.00%, 01/15/35	345	337,523
5.05%, 09/15/33	80	80,044
5.30%, 05/15/53	45	40,212
5.50%, 01/15/55	240	221,346
5.55%, 03/15/54	180	166,953
5.65%, 01/15/65	235	216,728
5.70%, 09/15/63	120	110,503
5.90%, 10/15/32	217	230,784
5.90%, 05/15/38	390	400,361
5.95%, 03/15/46	30	30,088
6.50%, 02/01/39	240	260,883
6.95%, 04/15/29	115	124,726
Devon Energy Corp.
4.75%, 05/15/42	119	95,989
5.00%, 06/15/45	142	114,743
5.60%, 07/15/41	250	224,140
5.75%, 09/15/54	5	4,357
7.88%, 09/30/31	40	45,326
Diamondback Energy Inc.
3.50%, 12/01/29	368	348,252
4.25%, 03/15/52	85	62,129
4.40%, 03/24/51	113	84,667
5.40%, 04/18/34	125	122,796
5.55%, 04/01/35	70	69,128
5.75%, 04/18/54	30	26,901
5.90%, 04/18/64	270	241,542
6.25%, 03/15/53	125	119,389
Eni USA Inc., 7.30%, 11/15/27	290	306,999
EOG Resources Inc.
3.90%, 04/01/35	110	99,384
4.38%, 04/15/30	25	24,748
4.95%, 04/15/50	197	170,196
EQT Corp.
3.90%, 10/01/27	110	108,073
5.00%, 01/15/29	85	85,005
5.75%, 02/01/34	185	186,311
7.00%, 02/01/30	275	294,571
Equinor ASA
2.38%, 05/22/30	305	276,016
3.00%, 04/06/27	255	250,307
3.13%, 04/06/30	380	358,667
3.25%, 11/18/49	165	110,992
3.63%, 09/10/28	594	583,106
3.70%, 04/06/50	405	295,143
3.95%, 05/15/43	112	90,309
4.25%, 06/02/28	85	85,133
4.25%, 11/23/41	192	164,689
4.80%, 11/08/43	150	134,600
5.10%, 08/17/40	300	285,797
5.13%, 06/03/35	175	175,488
Security	Par (000)	Value
Oil & Gas (continued)
7.25%, 09/23/27	$225	$239,749
Hess Corp.
4.30%, 04/01/27	735	732,194
5.60%, 02/15/41	204	197,902
6.00%, 01/15/40	5	5,141
7.13%, 03/15/33	425	472,858
7.30%, 08/15/31	403	451,136
7.88%, 10/01/29	175	195,976
Marathon Petroleum Corp.
4.50%, 04/01/48	120	88,800
4.75%, 09/15/44	204	164,344
5.00%, 09/15/54	126	98,398
6.50%, 03/01/41	173	175,671
Occidental Petroleum Corp.
4.40%, 04/15/46	110	78,041
6.05%, 10/01/54	45	39,117
6.20%, 03/15/40	105	98,032
6.45%, 09/15/36	305	299,272
6.60%, 03/15/46	195	185,205
6.63%, 09/01/30	40	41,640
7.50%, 05/01/31	95	102,303
7.88%, 09/15/31	70	77,074
7.95%, 06/15/39	85	92,052
Ovintiv Inc.
5.65%, 05/15/28	185	188,566
6.25%, 07/15/33	190	190,517
6.50%, 08/15/34	230	230,812
6.50%, 02/01/38	172	166,916
6.63%, 08/15/37	45	44,000
7.10%, 07/15/53	85	83,118
7.20%, 11/01/31	340	360,715
7.38%, 11/01/31	687	733,795
8.13%, 09/15/30	150	167,348
Phillips 66
3.30%, 03/15/52	125	77,852
3.90%, 03/15/28	390	384,066
4.65%, 11/15/34	64	60,000
4.88%, 11/15/44	395	331,856
5.88%, 05/01/42	102	99,112
Phillips 66 Co.
4.90%, 10/01/46	25	20,603
4.95%, 03/15/35(b)	145	138,161
5.25%, 06/15/31	75	75,973
5.30%, 06/30/33	225	224,144
5.50%, 03/15/55	150	132,128
5.65%, 06/15/54	130	117,271
Shell Finance U.S. Inc.
3.25%, 04/06/50(b)	15	9,947
3.75%, 09/12/46	185	138,580
4.00%, 05/10/46	175	136,048
4.13%, 05/11/35	430	399,357
4.38%, 05/11/45	195	161,199
4.55%, 08/12/43	30	25,824
Shell International Finance BV
3.00%, 11/26/51	560	350,280
3.13%, 11/07/49	155	100,485
4.00%, 05/10/46	30	23,637
4.38%, 05/11/45	25	20,694
6.38%, 12/15/38	485	526,564
TotalEnergies Capital International SA
2.83%, 01/10/30	120	112,766

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
2.99%, 06/29/41	$50	$35,772
3.13%, 05/29/50	503	322,595
3.39%, 06/29/60	500	315,025
3.46%, 02/19/29	75	72,915
3.46%, 07/12/49	270	185,068
TotalEnergies Capital SA
3.88%, 10/11/28	270	267,418
5.15%, 04/05/34	125	126,010
5.28%, 09/10/54	245	222,913
5.43%, 09/10/64	135	122,768
5.49%, 04/05/54	225	210,197
5.64%, 04/05/64	310	290,333
Valero Energy Corp.
3.65%, 12/01/51	335	219,151
4.00%, 04/01/29	45	43,889
4.00%, 06/01/52	60	41,215
4.35%, 06/01/28	148	147,134
4.90%, 03/15/45	71	60,235
6.63%, 06/15/37	415	435,495
7.50%, 04/15/32	191	214,817
Woodside Finance Ltd.
5.10%, 09/12/34	1,080	1,015,282
5.70%, 05/19/32	55	54,935
5.70%, 09/12/54	1,200	1,043,282
6.00%, 05/19/35	4,010	3,985,944
		30,188,392
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	406	380,795
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26	45	43,407
3.14%, 11/07/29	482	453,990
3.34%, 12/15/27	1,231	1,204,031
4.08%, 12/15/47	87	65,413
Halliburton Co.
2.92%, 03/01/30	373	342,523
4.50%, 11/15/41	85	70,269
4.75%, 08/01/43	180	151,500
4.85%, 11/15/35	200	188,518
5.00%, 11/15/45	344	295,721
6.70%, 09/15/38	203	218,143
7.45%, 09/15/39	219	249,583
NOV Inc.
3.60%, 12/01/29(b)	516	490,781
3.95%, 12/01/42	125	89,885
Schlumberger Investment SA, 2.65%, 06/26/30	360	326,577
		4,571,136
Packaging & Containers — 0.0%
Amcor Finance USA Inc.
4.50%, 05/15/28	226	224,518
5.63%, 05/26/33	205	208,877
Amcor Flexibles North America Inc.
2.63%, 06/19/30	195	174,900
2.69%, 05/25/31	40	35,321
Berry Global Inc., 5.65%, 01/15/34	270	271,888
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34	415	416,410
Sonoco Products Co., 5.75%, 11/01/40	30	29,112
WestRock MWV LLC, 8.20%, 01/15/30	105	119,388
Security	Par (000)	Value
Packaging & Containers (continued)
WRKCo Inc.
3.00%, 06/15/33	$170	$146,027
4.20%, 06/01/32	15	14,153
		1,640,594
Pharmaceuticals — 1.1%
AbbVie Inc.
4.05%, 11/21/39	638	545,104
4.25%, 11/14/28	105	104,946
4.25%, 11/21/49	854	684,634
4.30%, 05/14/36	313	289,883
4.40%, 11/06/42	357	306,812
4.45%, 05/14/46	265	222,181
4.50%, 05/14/35	450	428,057
4.63%, 10/01/42	152	133,270
4.65%, 03/15/28	100	101,002
4.70%, 05/14/45	308	270,401
4.88%, 03/15/30	100	101,671
4.88%, 11/14/48	388	342,609
5.20%, 03/15/35	90	90,448
5.40%, 03/15/54	390	369,976
5.50%, 03/15/64	280	266,030
5.60%, 03/15/55	305	297,709
Astrazeneca Finance LLC
4.88%, 03/03/28	55	56,030
4.88%, 03/03/33	190	190,870
4.90%, 03/03/30	105	107,025
5.00%, 02/26/34	100	100,583
AstraZeneca PLC
3.13%, 06/12/27	925	907,143
4.00%, 01/17/29	109	108,024
4.00%, 09/18/42	309	255,962
4.38%, 08/17/48	59	49,348
6.45%, 09/15/37	740	815,914
Becton Dickinson & Co.
3.70%, 06/06/27	690	679,377
3.79%, 05/20/50	159	113,986
4.67%, 06/06/47	282	234,768
4.69%, 12/15/44	163	137,728
Bristol-Myers Squibb Co.
2.55%, 11/13/50	70	39,539
3.25%, 02/27/27	155	152,678
3.25%, 08/01/42	153	111,434
3.70%, 03/15/52	325	230,331
3.90%, 03/15/62	430	298,231
4.25%, 10/26/49	483	380,583
4.35%, 11/15/47	408	331,566
4.50%, 03/01/44	120	102,355
4.55%, 02/20/48	210	175,917
5.00%, 08/15/45	295	266,994
5.55%, 02/22/54	580	550,501
5.65%, 02/22/64	235	222,766
6.25%, 11/15/53	115	119,729
6.40%, 11/15/63	105	110,411
Cardinal Health Inc.
3.41%, 06/15/27	160	156,857
4.37%, 06/15/47	187	148,030
4.50%, 11/15/44	66	53,755
4.60%, 03/15/43	80	66,382
4.70%, 11/15/26	75	75,149
4.90%, 09/15/45	30	25,599
5.00%, 11/15/29	115	116,326

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
5.13%, 02/15/29	$100	$101,851
5.35%, 11/15/34	780	777,784
5.45%, 02/15/34	205	207,049
5.75%, 11/15/54	65	61,894
Cencora Inc.
3.45%, 12/15/27	425	414,589
4.25%, 03/01/45	247	196,335
4.30%, 12/15/47	309	243,443
4.63%, 12/15/27	30	30,149
4.85%, 12/15/29	75	75,596
5.13%, 02/15/34	400	398,250
5.15%, 02/15/35	35	34,715
CVS Health Corp.
3.25%, 08/15/29	120	112,773
3.75%, 04/01/30	120	113,603
4.13%, 04/01/40	110	88,923
4.25%, 04/01/50	328	239,521
4.30%, 03/25/28	668	660,413
4.78%, 03/25/38	1,072	952,847
4.88%, 07/20/35	227	211,623
5.05%, 03/25/48	921	767,857
5.13%, 07/20/45	450	386,022
5.25%, 02/21/33	235	231,554
5.30%, 12/05/43	185	162,114
5.63%, 02/21/53	350	311,328
5.88%, 06/01/53	265	243,891
6.00%, 06/01/63	255	234,486
6.13%, 09/15/39	185	184,853
Eli Lilly & Co.
2.50%, 09/15/60	535	285,148
3.10%, 05/15/27	200	196,264
3.38%, 03/15/29	10	9,718
3.70%, 03/01/45	155	121,060
3.95%, 03/15/49	100	77,814
4.15%, 03/15/59	515	396,727
4.70%, 02/27/33	105	104,499
4.88%, 02/27/53	120	106,509
4.95%, 02/27/63	65	57,202
5.00%, 02/09/54	65	58,882
5.05%, 08/14/54	20	18,224
5.10%, 02/09/64	240	216,678
5.20%, 08/14/64	150	138,304
5.50%, 03/15/27	155	158,583
5.50%, 02/12/55	5	4,890
5.55%, 03/15/37	170	177,746
5.60%, 02/12/65	5	4,878
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	434	430,260
4.20%, 03/18/43	105	87,862
4.50%, 04/15/30	25	24,985
4.88%, 04/15/35	40	39,236
6.38%, 05/15/38	396	431,949
GlaxoSmithKline Capital PLC
3.38%, 06/01/29	234	225,500
4.32%, 03/12/27	25	25,065
Johnson & Johnson
2.45%, 09/01/60	750	399,929
3.40%, 01/15/38	15	12,626
3.50%, 01/15/48	97	72,568
3.70%, 03/01/46	165	130,396
3.75%, 03/03/47	215	169,282
Security	Par (000)	Value
Pharmaceuticals (continued)
4.50%, 12/05/43	$248	$225,024
4.85%, 05/15/41	142	135,780
5.85%, 07/15/38	175	188,170
5.95%, 08/15/37	127	138,113
McKesson Corp.
4.25%, 09/15/29	75	74,421
4.65%, 05/30/30	50	50,067
4.95%, 05/30/32	50	50,147
5.10%, 07/15/33	500	506,079
5.25%, 05/30/35	50	50,145
Mead Johnson Nutrition Co.
4.60%, 06/01/44	172	145,785
5.90%, 11/01/39	228	234,956
Merck & Co. Inc.
1.70%, 06/10/27	75	71,557
1.90%, 12/10/28	45	41,582
2.15%, 12/10/31	100	86,306
2.45%, 06/24/50	35	19,877
2.75%, 12/10/51	360	215,371
2.90%, 12/10/61	565	318,795
3.60%, 09/15/42	95	73,502
3.70%, 02/10/45	390	300,642
3.90%, 03/07/39	105	90,283
4.00%, 03/07/49	331	256,795
4.15%, 05/18/43	355	295,282
4.50%, 05/17/33	300	294,901
5.00%, 05/17/53	55	49,178
5.15%, 05/17/63	255	228,856
6.50%, 12/01/33	236	263,008
6.55%, 09/15/37	107	119,183
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	127	134,025
5.95%, 12/01/28	340	358,634
Novartis Capital Corp.
2.75%, 08/14/50	280	173,447
3.80%, 09/18/29	175	172,097
4.00%, 09/18/31	175	170,277
4.00%, 11/20/45	85	68,933
4.20%, 09/18/34	225	212,921
4.70%, 09/18/54	180	156,316
Pfizer Inc.
2.70%, 05/28/50	230	138,186
4.00%, 12/15/36(b)	35	31,592
4.00%, 03/15/49	205	157,071
4.10%, 09/15/38	135	118,213
4.13%, 12/15/46	70	55,919
4.20%, 09/15/48	320	255,842
7.20%, 03/15/39	155	180,756
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/28	270	271,480
4.75%, 05/19/33	700	688,435
5.30%, 05/19/53	640	586,241
5.34%, 05/19/63	865	778,677
Takeda Pharmaceutical Co. Ltd.
3.18%, 07/09/50	360	228,241
3.38%, 07/09/60	240	147,034
5.00%, 11/26/28	145	146,792
5.80%, 07/05/64	225	211,651
Zoetis Inc.
2.00%, 05/15/30	380	337,445
3.00%, 09/12/27	1,155	1,122,807

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
3.90%, 08/20/28	$336	$331,895
3.95%, 09/12/47	340	262,571
4.45%, 08/20/48	1,051	860,891
4.70%, 02/01/43	4,760	4,227,924
5.60%, 11/16/32	885	922,586
		41,705,575
Pipelines — 1.3%
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	9,000	7,168,884
3.70%, 11/15/29	707	677,549
5.13%, 06/30/27	467	470,657
Cheniere Energy Inc.
4.63%, 10/15/28	9,440	9,346,846
5.65%, 04/15/34	4,075	4,069,933
Cheniere Energy Partners LP
3.25%, 01/31/32	175	153,579
4.00%, 03/01/31	220	205,885
5.95%, 06/30/33	81	82,868
Columbia Pipeline Group Inc., 5.80%, 06/01/45	105	100,017
Enbridge Energy Partners LP
7.38%, 10/15/45	75	83,411
Series B, 7.50%, 04/15/38	125	140,752
Enbridge Inc.
2.50%, 08/01/33	725	589,781
3.40%, 08/01/51	200	127,499
3.70%, 07/15/27	94	92,500
4.00%, 11/15/49	185	133,646
4.25%, 12/01/26	70	69,684
4.50%, 06/10/44	135	108,181
5.30%, 04/05/29	55	56,212
5.50%, 12/01/46	115	106,056
5.63%, 04/05/34	175	176,700
5.70%, 03/08/33	375	382,634
5.95%, 04/05/54	55	52,761
6.00%, 11/15/28	130	135,845
6.20%, 11/15/30	90	95,326
6.70%, 11/15/53	110	115,398
7.20%, 06/27/54, (5-year CMT + 2.970%)(a)	70	70,586
7.38%, 03/15/55, (5-year CMT + 3.122%)(a)	15	15,274
Enterprise Products Operating LLC
2.80%, 01/31/30	172	159,725
3.13%, 07/31/29	140	132,889
3.70%, 01/31/51	100	69,855
3.95%, 01/31/60	151	105,740
4.15%, 10/16/28	120	119,202
4.20%, 01/31/50	131	100,269
4.25%, 02/15/48	2	1,568
4.45%, 02/15/43	113	94,922
4.80%, 02/01/49	176	148,661
4.85%, 08/15/42	102	90,475
4.85%, 03/15/44	70	61,467
4.90%, 05/15/46	223	194,792
4.95%, 10/15/54	194	162,738
5.10%, 02/15/45	264	238,006
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.832%)(a)	240	233,754
5.70%, 02/15/42	118	115,157
5.95%, 02/01/41	148	149,198
6.13%, 10/15/39	100	104,178
6.45%, 09/01/40	104	111,912
7.55%, 04/15/38	69	80,778
Security	Par (000)	Value
Pipelines (continued)
Series D, 6.88%, 03/01/33	$65	$71,784
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.295%)(a)	190	187,133
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	53	44,288
5.00%, 08/15/42	105	90,874
5.00%, 03/01/43	150	129,674
5.40%, 09/01/44	204	183,124
5.50%, 03/01/44	206	188,669
5.63%, 09/01/41	95	88,399
5.80%, 03/15/35	190	191,719
6.38%, 03/01/41	144	145,177
6.50%, 02/01/37	122	127,096
6.50%, 09/01/39	138	142,675
6.55%, 09/15/40	119	123,250
6.95%, 01/15/38	230	248,796
7.30%, 08/15/33	282	311,441
7.40%, 03/15/31	45	50,195
7.50%, 11/15/40	81	90,319
7.75%, 03/15/32	100	112,678
Kinder Morgan Inc.
3.25%, 08/01/50	62	38,519
3.60%, 02/15/51	95	63,125
4.30%, 03/01/28	502	500,424
4.80%, 02/01/33	285	275,158
5.00%, 02/01/29	145	146,652
5.05%, 02/15/46	60	51,249
5.10%, 08/01/29	135	136,897
5.15%, 06/01/30	55	55,550
5.20%, 06/01/33	600	592,056
5.20%, 03/01/48	244	212,074
5.30%, 12/01/34	545	533,033
5.40%, 02/01/34	305	303,793
5.45%, 08/01/52	10	8,884
5.55%, 06/01/45	301	276,947
5.85%, 06/01/35	30	30,429
5.95%, 08/01/54	85	81,063
7.75%, 01/15/32	132	150,051
7.80%, 08/01/31	105	119,438
MPLX LP
4.00%, 03/15/28	169	166,626
4.25%, 12/01/27	30	29,776
4.50%, 04/15/38	346	298,693
4.70%, 04/15/48	353	277,957
4.80%, 02/15/29	83	83,268
4.90%, 04/15/58	117	91,543
4.95%, 03/14/52	120	96,860
5.20%, 03/01/47	222	188,781
5.50%, 02/15/49	246	216,084
Northwest Pipeline LLC, 4.00%, 04/01/27	32	31,650
ONEOK Inc.
3.10%, 03/15/30	275	253,955
3.25%, 06/01/30	115	106,244
3.40%, 09/01/29	105	99,165
3.95%, 03/01/50	165	113,030
4.00%, 07/13/27	464	458,589
4.20%, 10/03/47	120	87,141
4.35%, 03/15/29	175	172,154
4.45%, 09/01/49	195	144,979
4.50%, 03/15/50	123	92,610
4.55%, 07/15/28	478	476,348

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
4.75%, 10/15/31	$25	$24,411
4.85%, 02/01/49	104	81,914
4.95%, 07/13/47	147	119,506
5.05%, 11/01/34	505	481,055
5.20%, 07/15/48	220	185,170
5.38%, 06/01/29	315	320,103
5.65%, 11/01/28	225	231,733
5.65%, 09/01/34	665	662,544
5.70%, 11/01/54	295	264,173
5.80%, 11/01/30	115	119,090
5.85%, 11/01/64	50	44,765
6.00%, 06/15/35	140	142,903
6.05%, 09/01/33	205	210,649
6.10%, 11/15/32	135	140,544
6.35%, 01/15/31	165	174,193
6.63%, 09/01/53	30	30,287
7.15%, 01/15/51	35	36,920
ONEOK Partners LP
6.13%, 02/01/41	136	132,265
6.20%, 09/15/43	136	129,543
6.65%, 10/01/36	265	278,489
6.85%, 10/15/37	190	200,432
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	222	209,998
4.70%, 06/15/44	32	25,636
4.90%, 02/15/45	25	20,642
5.15%, 06/01/42	145	124,015
6.65%, 01/15/37	62	65,040
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	267	264,631
4.50%, 05/15/30	306	301,569
5.00%, 03/15/27	252	253,152
5.90%, 09/15/37	60	61,254
Spectra Energy Partners LP
3.38%, 10/15/26	30	29,478
4.50%, 03/15/45	164	131,125
5.95%, 09/25/43	287	273,103
Targa Resources Corp.
4.20%, 02/01/33	485	443,670
4.95%, 04/15/52	170	136,069
5.50%, 02/15/35	35	34,246
5.55%, 08/15/35	230	225,594
6.13%, 03/15/33	30	30,915
6.13%, 05/15/55	160	150,839
6.15%, 03/01/29	100	104,400
6.25%, 07/01/52	20	19,134
6.50%, 03/30/34	305	320,971
6.50%, 02/15/53	265	261,133
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	540	494,161
4.88%, 02/01/31	115	112,235
5.50%, 03/01/30	285	287,363
TC PipeLines LP, 3.90%, 05/25/27	145	142,940
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	60	62,383
7.63%, 04/01/37	65	73,796
Texas Eastern Transmission LP, 7.00%, 07/15/32	307	334,901
TransCanada PipeLines Ltd.
4.10%, 04/15/30	189	183,049
4.25%, 05/15/28	160	158,737
Security	Par (000)	Value
Pipelines (continued)
4.63%, 03/01/34	$95	$89,476
4.88%, 05/15/48	75	64,016
5.10%, 03/15/49	124	109,186
5.85%, 03/15/36	100	101,637
6.10%, 06/01/40	85	85,942
6.20%, 10/15/37	269	274,200
7.00%, 06/01/65, (5-year CMT + 2.614%)(a)	5	4,964
7.25%, 08/15/38	154	169,094
7.63%, 01/15/39	150	171,602
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50	175	128,935
4.00%, 03/15/28	25	24,712
4.45%, 08/01/42	27	22,421
4.60%, 03/15/48	207	168,954
5.40%, 08/15/41	78	72,751
Valero Energy Partners LP, 4.50%, 03/15/28	215	214,613
Western Midstream Operating LP
4.05%, 02/01/30	175	166,367
4.50%, 03/01/28	15	14,768
5.25%, 02/01/50	225	182,755
5.30%, 03/01/48	10	8,103
5.45%, 11/15/34	130	124,780
5.45%, 04/01/44	115	97,389
5.50%, 08/15/48	110	91,664
6.15%, 04/01/33	560	572,200
6.35%, 01/15/29	30	31,168
Williams Companies Inc. (The)
3.75%, 06/15/27	152	149,803
4.85%, 03/01/48	230	193,115
4.90%, 01/15/45	92	78,645
5.10%, 09/15/45	236	206,692
5.15%, 03/15/34	395	388,001
5.40%, 03/04/44	183	166,924
5.60%, 03/15/35	165	166,566
5.65%, 03/15/33	65	66,566
5.75%, 06/24/44	40	38,042
5.80%, 11/15/43	66	63,272
5.80%, 11/15/54	85	80,645
6.00%, 03/15/55	45	43,715
6.30%, 04/15/40	240	248,832
8.75%, 03/15/32	78	93,001
Series A, 7.50%, 01/15/31	52	58,602
		51,272,822
Private Equity — 0.0%
Brookfield Finance Inc., 5.81%, 03/03/55	75	70,950
Real Estate — 0.0%
CBRE Services Inc.
2.50%, 04/01/31	1,115	972,940
4.80%, 06/15/30	100	99,418
5.50%, 04/01/29	40	41,099
5.50%, 06/15/35	100	98,534
5.95%, 08/15/34	255	263,306
Jones Lang LaSalle Inc., 6.88%, 12/01/28	10	10,667
		1,485,964
Real Estate Investment Trusts — 1.0%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33	405	315,371
2.75%, 12/15/29	50	45,640
2.95%, 03/15/34	205	168,289
3.00%, 05/18/51	100	58,390

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.38%, 08/15/31	$60	$54,279
3.55%, 03/15/52	115	74,879
3.95%, 01/15/27	83	82,164
3.95%, 01/15/28	40	39,431
4.00%, 02/01/50	205	145,679
4.50%, 07/30/29	45	44,329
4.70%, 07/01/30	52	51,024
4.85%, 04/15/49	152	122,833
4.90%, 12/15/30	85	84,268
American Homes 4 Rent LP, 4.90%, 02/15/29	53	53,284
American Tower Corp.
1.88%, 10/15/30	165	141,655
2.10%, 06/15/30	380	333,906
2.30%, 09/15/31	80	68,541
2.70%, 04/15/31	110	97,364
2.75%, 01/15/27	295	286,510
2.90%, 01/15/30	205	189,263
2.95%, 01/15/51	310	189,712
3.10%, 06/15/50	55	34,730
3.13%, 01/15/27	380	370,773
3.38%, 10/15/26	480	472,681
3.55%, 07/15/27	380	372,066
3.60%, 01/15/28	540	527,699
3.70%, 10/15/49	287	202,052
3.80%, 08/15/29	500	482,505
3.95%, 03/15/29	76	73,971
4.05%, 03/15/32	110	103,851
4.90%, 03/15/30	175	175,968
5.00%, 01/31/30	25	25,281
5.20%, 02/15/29	75	76,366
5.25%, 07/15/28	90	91,777
5.35%, 03/15/35	175	175,791
5.40%, 01/31/35	125	125,842
5.45%, 02/15/34	145	146,523
5.50%, 03/15/28	20	20,462
5.55%, 07/15/33	290	294,865
5.65%, 03/15/33	10	10,274
5.90%, 11/15/33	90	93,788
AvalonBay Communities Inc.
2.30%, 03/01/30	47	42,464
3.30%, 06/01/29	70	66,911
3.90%, 10/15/46	39	29,865
4.35%, 04/15/48	117	94,609
5.00%, 02/15/33	350	348,423
Boston Properties LP
2.45%, 10/01/33	350	274,521
2.55%, 04/01/32	230	190,149
2.75%, 10/01/26	490	476,704
2.90%, 03/15/30	305	276,131
3.25%, 01/30/31	274	246,981
3.40%, 06/21/29	286	268,256
4.50%, 12/01/28	225	221,861
5.75%, 01/15/35(b)	125	123,656
6.50%, 01/15/34	145	152,355
6.75%, 12/01/27	70	73,019
Brixmor Operating Partnership LP
4.05%, 07/01/30	304	291,339
4.13%, 05/15/29	40	38,937
COPT Defense Properties LP
2.00%, 01/15/29	145	129,989
2.75%, 04/15/31	205	177,949
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.90%, 12/01/33	$160	$129,141
Cousins Properties LP, 5.88%, 10/01/34	170	171,521
Crown Castle Inc.
1.05%, 07/15/26	260	249,356
2.10%, 04/01/31	430	363,353
2.25%, 01/15/31	320	275,403
2.50%, 07/15/31	245	210,285
2.90%, 03/15/27	145	140,619
3.10%, 11/15/29	100	93,108
3.25%, 01/15/51	143	90,191
3.30%, 07/01/30	350	323,452
3.65%, 09/01/27	630	615,415
3.70%, 06/15/26	1,025	1,013,558
3.80%, 02/15/28	727	710,120
4.00%, 03/01/27	220	217,529
4.00%, 11/15/49	115	82,761
4.15%, 07/01/50	190	140,450
4.30%, 02/15/29	345	338,470
4.75%, 05/15/47	219	181,858
4.80%, 09/01/28	120	119,909
5.00%, 01/11/28	255	256,499
5.10%, 05/01/33	350	342,725
5.20%, 02/15/49	216	187,278
5.60%, 06/01/29	205	210,502
5.80%, 03/01/34	45	45,911
CubeSmart LP
3.00%, 02/15/30	30	27,605
4.38%, 02/15/29	5	4,924
Digital Realty Trust LP
3.60%, 07/01/29	2,639	2,537,944
3.70%, 08/15/27	1,279	1,258,796
4.45%, 07/15/28	1,582	1,576,078
5.55%, 01/15/28	355	363,563
DOC DR LLC, 3.95%, 01/15/28	40	39,338
EPR Properties
3.60%, 11/15/31	100	89,228
4.50%, 06/01/27	95	93,996
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	805	816,205
Equinix Inc.
2.00%, 05/15/28	25	23,340
2.15%, 07/15/30	680	600,229
2.50%, 05/15/31	170	149,302
2.90%, 11/18/26	780	760,426
2.95%, 09/15/51	190	113,533
3.00%, 07/15/50	142	86,761
3.20%, 11/18/29	793	746,470
3.40%, 02/15/52	110	72,039
3.90%, 04/15/32	40	37,566
ERP Operating LP
2.50%, 02/15/30	15	13,673
2.85%, 11/01/26	22	21,531
3.00%, 07/01/29	67	63,268
3.25%, 08/01/27	10	9,755
3.50%, 03/01/28	5	4,888
4.00%, 08/01/47	10	7,554
4.15%, 12/01/28	25	24,797
4.50%, 07/01/44	45	38,190
4.50%, 06/01/45	31	25,797
Federal Realty OP LP
3.20%, 06/15/29	219	206,095

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.25%, 07/15/27	$585	$567,432
3.50%, 06/01/30	665	627,794
4.50%, 12/01/44	75	61,722
5.38%, 05/01/28	895	912,060
Healthpeak OP LLC
3.00%, 01/15/30	449	415,420
3.25%, 07/15/26	80	78,785
3.50%, 07/15/29	461	439,700
5.25%, 12/15/32	15	14,977
6.75%, 02/01/41	155	166,548
Highwoods Realty LP
2.60%, 02/01/31	20	16,974
3.05%, 02/15/30	135	121,648
4.20%, 04/15/29	60	57,620
7.65%, 02/01/34	50	55,097
Host Hotels & Resorts LP
Series H, 3.38%, 12/15/29	205	189,777
Series I, 3.50%, 09/15/30	415	378,333
Series J, 2.90%, 12/15/31	55	47,157
Kilroy Realty LP
2.50%, 11/15/32	215	169,084
3.05%, 02/15/30	360	318,676
4.25%, 08/15/29	290	274,052
4.75%, 12/15/28	300	294,267
Kimco Realty OP LLC
2.80%, 10/01/26	70	68,328
3.70%, 10/01/49	52	36,480
3.80%, 04/01/27	30	29,635
4.13%, 12/01/46	137	105,460
4.25%, 04/01/45	80	63,481
4.45%, 09/01/47	105	84,375
Omega Healthcare Investors Inc.
3.25%, 04/15/33	290	244,872
3.38%, 02/01/31	120	108,279
3.63%, 10/01/29	157	147,457
Piedmont Operating Partnership LP, 3.15%, 08/15/30	160	140,776
Prologis LP
2.13%, 04/15/27	25	24,036
2.13%, 10/15/50	90	46,277
2.25%, 04/15/30	10	8,982
2.25%, 01/15/32	30	25,635
2.88%, 11/15/29	30	28,001
3.00%, 04/15/50	111	69,818
3.05%, 03/01/50	51	32,152
3.25%, 06/30/26	27	26,661
3.25%, 10/01/26	42	41,369
3.88%, 09/15/28	730	719,822
4.00%, 09/15/28	20	19,755
4.38%, 02/01/29	85	85,038
4.38%, 09/15/48	140	113,107
4.63%, 01/15/33	230	225,038
4.75%, 06/15/33	315	308,872
4.88%, 06/15/28	80	81,131
5.13%, 01/15/34	100	100,027
Regency Centers LP
2.95%, 09/15/29	180	168,749
3.60%, 02/01/27	85	83,879
4.13%, 03/15/28	7	6,959
4.40%, 02/01/47	75	61,028
4.65%, 03/15/49	105	88,214
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Sabra Health Care LP
3.20%, 12/01/31	$125	$108,837
3.90%, 10/15/29	35	32,793
Ventas Realty LP
3.00%, 01/15/30	95	87,941
4.00%, 03/01/28	50	49,212
4.38%, 02/01/45	86	68,459
4.40%, 01/15/29	297	293,953
4.75%, 11/15/30	130	129,354
4.88%, 04/15/49	139	116,179
5.70%, 09/30/43	143	135,397
VICI Properties LP
4.95%, 02/15/30	90	89,367
5.13%, 05/15/32	225	220,604
5.63%, 05/15/52	225	201,139
Welltower OP LLC
2.70%, 02/15/27	275	267,915
2.75%, 01/15/31	185	166,929
2.75%, 01/15/32	355	311,859
2.80%, 06/01/31	145	129,726
3.10%, 01/15/30	250	234,660
3.85%, 06/15/32	315	294,925
4.13%, 03/15/29	110	108,613
4.25%, 04/15/28	165	164,556
4.95%, 09/01/48	163	145,216
6.50%, 03/15/41	210	224,959
Weyerhaeuser Co.
4.00%, 11/15/29	494	481,408
4.00%, 04/15/30	172	166,328
7.38%, 03/15/32	340	380,170
WP Carey Inc., 3.85%, 07/15/29	60	57,755
		39,639,570
Retail — 0.6%
AutoNation Inc.
2.40%, 08/01/31	15	12,669
3.80%, 11/15/27	157	153,315
3.85%, 03/01/32	65	58,762
4.75%, 06/01/30	10	9,827
AutoZone Inc., 4.75%, 02/01/33	5	4,862
Best Buy Co. Inc.
1.95%, 10/01/30	1,980	1,700,037
4.45%, 10/01/28	1,756	1,754,982
Darden Restaurants Inc., 4.55%, 02/15/48	128	101,034
Dollar General Corp.
4.13%, 04/03/50	49	35,339
5.20%, 07/05/28	65	65,890
5.45%, 07/05/33	35	35,115
Dollar Tree Inc., 3.38%, 12/01/51	75	45,307
Ferguson Enterprises Inc., 5.00%, 10/03/34	940	905,505
Home Depot Inc. (The)
2.50%, 04/15/27	382	370,721
2.70%, 04/15/30	313	289,425
2.80%, 09/14/27	140	135,908
2.95%, 06/15/29	1,345	1,278,283
3.13%, 12/15/49	175	114,428
3.25%, 04/15/32	170	155,421
3.30%, 04/15/40	15	11,718
3.35%, 04/15/50	192	131,264
3.50%, 09/15/56	355	239,292
3.63%, 04/15/52	150	106,098
3.90%, 12/06/28	705	698,921

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
3.90%, 06/15/47	$265	$203,358
4.20%, 04/01/43	180	149,736
4.25%, 04/01/46	309	252,123
4.40%, 03/15/45	230	193,551
4.50%, 09/15/32	220	218,053
4.50%, 12/06/48	295	246,725
4.75%, 06/25/29	120	121,852
4.85%, 06/25/31	215	218,430
4.88%, 06/25/27	185	187,534
4.88%, 02/15/44	200	180,209
4.90%, 04/15/29	125	127,774
4.95%, 06/25/34	235	234,994
5.15%, 06/25/26	245	247,194
5.30%, 06/25/54	95	88,842
5.40%, 09/15/40	220	216,987
5.40%, 06/25/64	50	46,585
5.88%, 12/16/36	630	665,942
Lowe's Companies Inc.
1.70%, 10/15/30	60	51,666
2.63%, 04/01/31	150	133,744
3.00%, 10/15/50	203	123,442
3.10%, 05/03/27	215	210,166
3.65%, 04/05/29	10	9,703
3.70%, 04/15/46	295	213,514
3.75%, 04/01/32	150	139,632
4.05%, 05/03/47	230	174,069
4.25%, 04/01/52	165	125,420
4.38%, 09/15/45	199	159,665
4.45%, 04/01/62	350	262,639
4.50%, 04/15/30	100	99,808
4.55%, 04/05/49	305	244,410
4.65%, 04/15/42	105	89,810
5.00%, 04/15/33	55	54,863
5.00%, 04/15/40	124	114,454
5.13%, 04/15/50	196	170,421
5.15%, 07/01/33	185	186,245
5.50%, 10/15/35	98	100,239
5.63%, 04/15/53	75	70,456
5.80%, 09/15/62	190	177,780
5.85%, 04/01/63	25	23,693
6.50%, 03/15/29	230	245,810
McDonald's Corp.
3.63%, 05/01/43	88	66,126
3.63%, 09/01/49	102	72,539
3.70%, 02/15/42	75	58,229
3.80%, 04/01/28	80	79,001
4.20%, 04/01/50	197	153,327
4.45%, 03/01/47	152	125,788
4.45%, 09/01/48	226	186,013
4.60%, 05/26/45	110	93,736
4.70%, 12/09/35	114	109,662
4.88%, 07/15/40	120	110,423
4.88%, 12/09/45	235	208,149
4.95%, 08/14/33	45	45,373
5.45%, 08/14/53	80	75,575
5.70%, 02/01/39	15	15,277
6.30%, 10/15/37	77	82,889
6.30%, 03/01/38	80	86,044
O'Reilly Automotive Inc., 4.20%, 04/01/30	92	90,309
Starbucks Corp.
2.25%, 03/12/30	15	13,439
Security	Par (000)	Value
Retail (continued)
3.35%, 03/12/50	$260	$169,754
3.50%, 03/01/28	86	83,901
3.50%, 11/15/50	375	252,476
3.55%, 08/15/29	15	14,446
3.75%, 12/01/47	75	53,692
4.00%, 11/15/28	117	115,308
4.30%, 06/15/45	92	72,355
4.45%, 08/15/49	216	172,154
4.50%, 11/15/48	175	140,556
4.80%, 02/15/33	100	98,319
Target Corp.
2.35%, 02/15/30	35	32,019
2.65%, 09/15/30	220	201,028
2.95%, 01/15/52	185	113,949
3.38%, 04/15/29	160	154,849
3.63%, 04/15/46	266	194,397
3.90%, 11/15/47	220	166,243
4.00%, 07/01/42	196	161,118
4.40%, 01/15/33	220	214,387
4.80%, 01/15/53	185	160,487
5.00%, 04/15/35	100	98,289
6.50%, 10/15/37	220	239,292
7.00%, 01/15/38	205	234,271
TJX Companies Inc. (The)
2.25%, 09/15/26	30	29,272
4.50%, 04/15/50	86	73,442
Tractor Supply Co.
1.75%, 11/01/30	979	835,351
5.25%, 05/15/33	1,080	1,077,749
		22,026,664
Semiconductors — 1.0%
Analog Devices Inc., 5.30%, 12/15/45	40	37,777
Applied Materials Inc.
1.75%, 06/01/30	650	571,538
2.75%, 06/01/50	170	103,346
3.30%, 04/01/27	60	59,103
4.35%, 04/01/47	261	216,958
4.80%, 06/15/29	130	132,576
5.10%, 10/01/35	545	552,498
5.85%, 06/15/41	225	233,311
Broadcom Inc.
3.14%, 11/15/35(e)	405	335,425
3.19%, 11/15/36(e)	199	161,711
3.42%, 04/15/33(e)	604	538,613
3.47%, 04/15/34(e)	404	354,867
3.50%, 02/15/41(e)	298	230,802
3.75%, 02/15/51(e)	609	441,303
4.15%, 04/15/32(e)	65	61,891
4.30%, 11/15/32	65	62,189
4.93%, 05/15/37(e)	487	464,490
5.00%, 04/15/30	305	309,673
Intel Corp.
1.60%, 08/12/28	1,330	1,211,619
2.00%, 08/12/31	10	8,429
2.45%, 11/15/29	665	601,428
3.05%, 08/12/51	170	97,498
3.10%, 02/15/60	247	132,996
3.15%, 05/11/27	520	505,660
3.20%, 08/12/61	115	62,816
3.25%, 11/15/49	330	201,636
3.73%, 12/08/47	289	195,868

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
3.75%, 03/25/27	$443	$436,577
3.75%, 08/05/27	30	29,458
3.90%, 03/25/30	112	107,226
4.00%, 08/05/29	35	33,938
4.00%, 12/15/32	481	441,640
4.10%, 05/19/46	194	140,544
4.10%, 05/11/47	160	115,179
4.15%, 08/05/32	210	195,204
4.25%, 12/15/42	135	104,219
4.60%, 03/25/40	20	16,965
4.75%, 03/25/50	283	222,213
4.80%, 10/01/41	200	167,417
4.88%, 02/10/28	350	352,809
4.90%, 07/29/45	162	133,385
4.90%, 08/05/52	145	115,450
4.95%, 03/25/60	190	147,281
5.00%, 02/21/31	130	130,346
5.05%, 08/05/62	55	43,060
5.13%, 02/10/30	360	364,509
5.15%, 02/21/34(b)	170	166,431
5.20%, 02/10/33(b)	575	568,975
5.70%, 02/10/53	170	152,614
5.90%, 02/10/63	115	104,005
KLA Corp.
3.30%, 03/01/50	50	33,744
5.00%, 03/15/49	60	53,831
5.25%, 07/15/62	80	72,349
Lam Research Corp.
1.90%, 06/15/30	820	723,101
2.88%, 06/15/50	221	138,813
3.13%, 06/15/60	80	47,860
4.00%, 03/15/29	1,061	1,046,464
4.88%, 03/15/49	170	150,434
Marvell Technology Inc., 5.95%, 09/15/33	40	41,310
Micron Technology Inc.
2.70%, 04/15/32	110	93,759
3.48%, 11/01/51	235	154,171
4.66%, 02/15/30	5	4,931
5.33%, 02/06/29	15	15,220
5.88%, 02/09/33	85	86,933
5.88%, 09/15/33	60	61,582
NVIDIA Corp.
2.00%, 06/15/31	1,140	999,139
2.85%, 04/01/30	1,380	1,297,742
3.20%, 09/16/26	5,860	5,793,926
3.50%, 04/01/40	230	189,141
3.50%, 04/01/50	202	147,718
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	725	742,711
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	245	211,842
2.65%, 02/15/32	305	259,959
3.13%, 02/15/42	390	268,677
3.15%, 05/01/27	190	185,057
3.25%, 05/11/41	115	81,874
3.25%, 11/30/51	119	73,707
3.40%, 05/01/30	385	359,584
3.88%, 06/18/26	695	689,634
4.30%, 06/18/29	505	495,201
4.40%, 06/01/27	605	604,139
5.00%, 01/15/33	380	370,629
Qorvo Inc., 4.38%, 10/15/29	245	235,265
Security	Par (000)	Value
Semiconductors (continued)
Qualcomm Inc.
4.30%, 05/20/47	$335	$273,550
4.50%, 05/20/52	135	110,850
4.65%, 05/20/35	75	73,456
4.80%, 05/20/45	20	17,818
6.00%, 05/20/53	10	10,266
Skyworks Solutions Inc., 3.00%, 06/01/31	10	8,681
Texas Instruments Inc.
1.13%, 09/15/26	630	606,094
1.75%, 05/04/30	810	715,942
1.90%, 09/15/31	240	206,382
2.25%, 09/04/29	629	579,181
2.70%, 09/15/51	235	138,538
2.90%, 11/03/27	860	835,639
3.65%, 08/16/32	960	895,542
3.88%, 03/15/39	248	214,440
4.10%, 08/16/52	50	38,350
4.15%, 05/15/48	330	263,557
4.50%, 05/23/30	125	125,384
4.60%, 02/08/27	75	75,482
4.60%, 02/15/28	40	40,471
4.60%, 02/08/29	190	192,101
4.85%, 02/08/34	125	124,944
4.90%, 03/14/33	490	494,152
5.00%, 03/14/53	45	40,254
5.05%, 05/18/63	75	66,092
5.10%, 05/23/35	125	125,584
5.15%, 02/08/54	65	59,402
TSMC Arizona Corp.
1.75%, 10/25/26	260	250,318
2.50%, 10/25/31	1,515	1,339,099
3.25%, 10/25/51	225	158,368
3.88%, 04/22/27	495	489,778
4.25%, 04/22/32	380	369,253
4.50%, 04/22/52	235	206,268
		37,051,149
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	95	87,530
3.48%, 12/01/27	55	53,539
4.20%, 05/01/30	359	346,444
5.35%, 01/15/30	25	25,403
5.75%, 01/15/35(b)	25	25,291
		538,207
Software — 1.0%
Adobe Inc.
2.15%, 02/01/27	919	889,791
2.30%, 02/01/30	2,725	2,494,583
4.80%, 04/04/29	125	127,545
4.85%, 04/04/27	85	86,033
4.95%, 04/04/34	135	135,891
5.30%, 01/17/35	100	103,016
Autodesk Inc.
2.40%, 12/15/31	960	828,354
2.85%, 01/15/30	570	528,694
3.50%, 06/15/27	1,578	1,549,845
Broadridge Financial Solutions Inc.
2.60%, 05/01/31	835	735,357
2.90%, 12/01/29	815	753,735
3.40%, 06/27/26	1,570	1,546,595

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Concentrix Corp., 6.85%, 08/02/33	$30	$30,714
Electronic Arts Inc., 2.95%, 02/15/51	790	479,626
Fidelity National Information Services Inc.
4.50%, 08/15/46	5	3,996
5.10%, 07/15/32	295	295,823
Fiserv Inc.
3.50%, 07/01/29	80	76,277
4.20%, 10/01/28	25	24,735
4.40%, 07/01/49	323	253,550
5.63%, 08/21/33	115	117,004
Intuit Inc.
1.35%, 07/15/27	225	211,974
1.65%, 07/15/30	135	117,878
5.20%, 09/15/33	605	618,812
5.50%, 09/15/53	1,090	1,052,598
Microsoft Corp.
2.40%, 08/08/26	4,114	4,033,572
2.53%, 06/01/50	145	88,053
2.68%, 06/01/60	80	46,275
2.92%, 03/17/52	640	416,489
3.04%, 03/17/62	50	31,437
3.30%, 02/06/27	3,099	3,063,359
3.40%, 06/15/27	10	9,897
3.45%, 08/08/36	600	530,516
3.50%, 02/12/35	885	816,659
3.50%, 11/15/42	50	40,192
3.95%, 08/08/56	40	31,199
4.00%, 02/12/55	120	94,939
4.10%, 02/06/37	300	282,763
4.20%, 11/03/35	280	272,518
Oracle Corp.
3.60%, 04/01/40	332	259,077
3.60%, 04/01/50	657	445,453
3.80%, 11/15/37	252	210,082
3.85%, 07/15/36	114	98,119
3.85%, 04/01/60	553	367,659
3.90%, 05/15/35	432	383,385
3.95%, 03/25/51	446	319,445
4.00%, 07/15/46	442	331,333
4.00%, 11/15/47	409	304,098
4.10%, 03/25/61	219	152,559
4.13%, 05/15/45	337	259,515
4.20%, 09/27/29	5	4,926
4.30%, 07/08/34	200	186,005
4.38%, 05/15/55	306	231,947
4.50%, 05/06/28	25	25,113
4.50%, 07/08/44	255	209,933
4.70%, 09/27/34	140	133,582
4.90%, 02/06/33	365	359,996
5.38%, 07/15/40	317	299,816
5.38%, 09/27/54	225	199,656
5.50%, 09/27/64	305	267,901
5.55%, 02/06/53	295	269,681
6.00%, 08/03/55	25	24,247
6.13%, 07/08/39	304	311,721
6.25%, 11/09/32	260	277,439
6.50%, 04/15/38	296	315,173
6.90%, 11/09/52	110	118,613
Salesforce Inc.
2.90%, 07/15/51	200	124,039
3.70%, 04/11/28	4,565	4,513,415
Security	Par (000)	Value
Software (continued)
ServiceNow Inc., 1.40%, 09/01/30	$1,510	$1,291,202
Synopsys Inc., 5.70%, 04/01/55	200	190,708
VMware LLC
3.90%, 08/21/27	850	838,516
4.65%, 05/15/27	235	235,374
4.70%, 05/15/30	678	674,307
Workday Inc.
3.50%, 04/01/27	435	427,632
3.70%, 04/01/29	440	426,127
3.80%, 04/01/32	710	658,832
		38,566,920
Telecommunications — 0.8%
America Movil SAB de CV
4.38%, 04/22/49	200	159,367
6.13%, 11/15/37	107	111,160
6.13%, 03/30/40	367	373,067
6.38%, 03/01/35	190	203,423
AT&T Inc.
3.30%, 02/01/52	335	214,571
3.50%, 06/01/41	325	248,684
3.50%, 09/15/53	889	590,684
3.50%, 02/01/61	210	131,610
3.55%, 09/15/55	926	611,995
3.65%, 06/01/51	534	370,992
3.65%, 09/15/59	793	522,814
3.80%, 12/01/57	850	582,053
3.85%, 06/01/60	335	227,494
4.30%, 02/15/30	165	163,301
4.30%, 12/15/42	85	70,246
4.35%, 06/15/45	145	117,133
4.50%, 05/15/35	494	464,383
4.50%, 03/09/48	142	115,097
4.55%, 03/09/49	231	187,282
4.65%, 06/01/44	85	71,760
4.75%, 05/15/46	310	264,589
4.85%, 03/01/39	210	193,926
4.85%, 07/15/45	120	103,166
4.90%, 08/15/37	158	148,769
5.15%, 03/15/42	172	156,373
5.15%, 11/15/46	35	31,561
5.15%, 02/15/50	70	61,666
5.25%, 03/01/37	387	378,888
5.35%, 09/01/40	14	13,284
5.40%, 02/15/34	230	233,155
5.45%, 03/01/47	110	101,984
5.55%, 08/15/41	55	53,045
5.65%, 02/15/47	50	48,104
5.70%, 03/01/57	176	164,188
6.00%, 08/15/40	155	156,148
6.30%, 01/15/38	30	31,853
6.38%, 03/01/41	125	129,690
6.55%, 02/15/39	198	212,790
Bell Telephone Co. of Canada or Bell Canada, 3.65%, 08/15/52	45	30,431
British Telecommunications PLC
5.13%, 12/04/28	730	743,362
9.63%, 12/15/30	1,052	1,281,879
Cisco Systems Inc.
2.50%, 09/20/26	407	398,689
4.55%, 02/24/28	75	75,759
4.75%, 02/24/30	75	76,202

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
4.85%, 02/26/29	$100	$101,985
4.95%, 02/26/31	75	76,467
4.95%, 02/24/32	75	76,053
5.05%, 02/26/34	180	181,389
5.10%, 02/24/35	100	100,672
5.30%, 02/26/54	160	151,202
5.35%, 02/26/64	20	18,766
5.50%, 01/15/40	425	430,503
5.50%, 02/24/55	80	77,661
5.90%, 02/15/39	267	280,605
Corning Inc.
3.90%, 11/15/49	47	34,413
4.38%, 11/15/57	136	103,919
5.35%, 11/15/48	74	67,255
5.75%, 08/15/40	88	87,197
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	20	23,444
Juniper Networks Inc., 5.95%, 03/15/41	169	164,122
Koninklijke KPN NV, 8.38%, 10/01/30	1,490	1,735,367
Motorola Solutions Inc.
2.30%, 11/15/30	140	122,990
4.60%, 02/23/28	223	223,325
4.60%, 05/23/29	75	74,879
5.50%, 09/01/44	70	66,363
5.60%, 06/01/32	90	92,499
Nokia OYJ
4.38%, 06/12/27	1,570	1,557,867
6.63%, 05/15/39	1,500	1,523,370
Orange SA
5.38%, 01/13/42	90	85,199
5.50%, 02/06/44	125	119,822
9.00%, 03/01/31	1,010	1,219,981
Rogers Communications Inc.
3.70%, 11/15/49	220	153,900
3.80%, 03/15/32	45	41,200
4.30%, 02/15/48	155	121,027
4.35%, 05/01/49	140	109,267
4.50%, 03/15/42	45	37,492
4.50%, 03/15/43	117	96,058
4.55%, 03/15/52	95	74,492
5.00%, 03/15/44	210	182,475
5.45%, 10/01/43	105	96,606
7.50%, 08/15/38	227	257,081
Telefonica Emisiones SA
4.10%, 03/08/27	75	74,462
4.67%, 03/06/38	180	158,923
5.21%, 03/08/47	35	30,155
5.52%, 03/01/49	25	22,280
7.05%, 06/20/36	408	445,987
Telefonica Europe BV, 8.25%, 09/15/30	310	356,911
TELUS Corp.
2.80%, 02/16/27	300	291,157
3.70%, 09/15/27	595	583,510
4.30%, 06/15/49	166	124,483
4.60%, 11/16/48	236	187,908
Verizon Communications Inc.
2.36%, 03/15/32	45	38,372
2.55%, 03/21/31	196	173,526
2.88%, 11/20/50	155	94,055
2.99%, 10/30/56	651	381,063
3.00%, 11/20/60	686	392,983
Security	Par (000)	Value
Telecommunications (continued)
3.55%, 03/22/51	$485	$338,344
3.70%, 03/22/61	697	467,967
3.85%, 11/01/42	391	306,718
4.13%, 08/15/46	184	144,217
4.27%, 01/15/36	80	72,693
4.40%, 11/01/34	551	516,383
4.50%, 08/10/33	499	478,559
4.52%, 09/15/48	255	209,871
4.67%, 03/15/55	295	242,837
4.75%, 11/01/41	159	141,044
4.81%, 03/15/39	322	297,307
4.86%, 08/21/46	648	564,728
5.01%, 04/15/49	170	152,258
5.01%, 08/21/54	435	379,832
5.05%, 05/09/33	110	110,017
5.25%, 03/16/37	720	706,758
5.50%, 03/16/47	257	243,505
5.85%, 09/15/35	165	171,236
6.55%, 09/15/43	120	129,457
Vodafone Group PLC
4.25%, 09/17/50	425	320,351
4.88%, 06/19/49	225	188,111
5.00%, 05/30/38	200	188,806
5.25%, 05/30/48	260	233,424
6.15%, 02/27/37	195	205,738
6.25%, 11/30/32	90	96,382
7.88%, 02/15/30	300	342,741
		31,198,589
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.50%, 09/15/27	249	242,101
3.55%, 11/19/26	924	907,889
3.90%, 11/19/29	786	749,207
6.05%, 05/14/34	215	217,795
6.35%, 03/15/40	45	45,059
		2,162,051
Transportation — 0.4%
Canadian National Railway Co.
2.45%, 05/01/50	505	288,062
3.20%, 08/02/46	179	124,148
3.65%, 02/03/48	152	112,735
3.85%, 08/05/32	50	46,716
4.38%, 09/18/34	125	118,435
4.40%, 08/05/52	105	86,157
4.45%, 01/20/49	160	134,324
5.85%, 11/01/33	70	73,592
6.20%, 06/01/36	55	58,876
6.25%, 08/01/34	40	43,189
6.38%, 11/15/37	136	147,766
Canadian Pacific Railway Co.
3.10%, 12/02/51	460	294,615
4.20%, 11/15/69	30	21,580
4.80%, 09/15/35	105	100,704
5.95%, 05/15/37	90	93,188
6.13%, 09/15/2115	495	482,952
7.13%, 10/15/31	130	144,786
CH Robinson Worldwide Inc., 4.20%, 04/15/28	2,035	2,002,521
CSX Corp.
2.40%, 02/15/30	4	3,654
2.50%, 05/15/51	45	25,258

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
3.35%, 09/15/49	$180	$122,280
3.80%, 11/01/46	199	150,393
3.80%, 04/15/50	115	84,724
3.95%, 05/01/50	153	115,874
4.10%, 11/15/32	50	47,620
4.10%, 03/15/44	74	59,895
4.25%, 11/01/66	65	48,378
4.30%, 03/01/48	220	177,922
4.40%, 03/01/43	78	66,099
4.50%, 03/15/49	143	118,404
4.50%, 11/15/52	25	20,553
4.50%, 08/01/54	160	130,196
4.65%, 03/01/68	43	34,195
4.75%, 05/30/42	130	115,859
4.75%, 11/15/48	138	119,051
5.05%, 06/15/35	50	49,402
5.50%, 04/15/41	165	161,243
6.00%, 10/01/36	117	123,156
6.15%, 05/01/37	104	110,205
6.22%, 04/30/40	130	137,177
FedEx Corp., 4.75%, 11/15/45	253	203,365
Norfolk Southern Corp.
2.55%, 11/01/29	47	43,168
2.90%, 08/25/51	66	40,241
3.16%, 05/15/55	170	105,274
3.40%, 11/01/49	121	82,260
3.94%, 11/01/47	245	185,647
3.95%, 10/01/42	167	132,842
4.05%, 08/15/52	264	198,662
4.10%, 05/15/49	90	68,874
4.10%, 05/15/2121	85	56,955
4.15%, 02/28/48	189	147,847
4.45%, 03/01/33	50	48,101
4.55%, 06/01/53	40	32,730
4.65%, 01/15/46	180	153,526
4.84%, 10/01/41	265	237,340
5.05%, 08/01/30	175	178,932
5.10%, 08/01/2118	35	28,912
Ryder System Inc.
1.75%, 09/01/26	145	139,941
2.85%, 03/01/27	45	43,595
2.90%, 12/01/26	40	38,919
4.30%, 06/15/27	85	84,447
4.85%, 06/15/30	100	99,379
4.90%, 12/01/29	35	35,059
4.95%, 09/01/29	130	130,375
5.00%, 03/15/30	40	40,139
5.25%, 06/01/28	895	912,275
5.30%, 03/15/27	75	75,913
5.38%, 03/15/29	235	240,263
5.50%, 06/01/29	330	338,443
5.65%, 03/01/28	175	179,756
6.30%, 12/01/28	210	220,510
6.60%, 12/01/33	1,585	1,712,773
Union Pacific Corp.
2.97%, 09/16/62	85	47,822
3.25%, 02/05/50	320	215,318
3.35%, 08/15/46	74	51,993
3.38%, 02/01/35	100	87,680
3.50%, 02/14/53	85	58,441
3.55%, 08/15/39	5	4,081
Security	Par (000)	Value
Transportation (continued)
3.55%, 05/20/61	$35	$22,635
3.60%, 09/15/37	75	63,785
3.75%, 02/05/70	177	117,025
3.80%, 10/01/51	254	185,976
3.80%, 04/06/71	295	195,594
3.84%, 03/20/60	347	242,918
3.85%, 02/14/72	150	101,137
3.88%, 02/01/55	200	144,573
3.95%, 08/15/59	170	121,339
4.00%, 04/15/47	105	81,767
4.05%, 11/15/45	104	82,638
4.05%, 03/01/46	172	136,328
4.10%, 09/15/67	225	161,335
4.30%, 03/01/49	205	165,619
4.50%, 09/10/48	55	45,724
4.95%, 05/15/53	70	62,112
5.10%, 02/20/35	175	175,464
5.60%, 12/01/54	175	169,607
		15,373,258
Trucking & Leasing — 0.1%
GATX Corp.
3.10%, 06/01/51	200	120,260
3.25%, 09/15/26	185	181,414
3.50%, 03/15/28	150	145,662
3.50%, 06/01/32	180	161,589
3.85%, 03/30/27	160	157,612
4.00%, 06/30/30	65	62,260
4.55%, 11/07/28	209	207,936
4.70%, 04/01/29	115	114,876
4.90%, 03/15/33	100	97,222
5.20%, 03/15/44	87	77,439
5.40%, 03/15/27	25	25,273
5.45%, 09/15/33	120	120,338
5.50%, 06/15/35	25	24,796
6.05%, 03/15/34	340	353,407
6.05%, 06/05/54(b)	50	48,632
6.90%, 05/01/34	240	262,071
		2,160,787
Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30	139	127,529
3.25%, 06/01/51	25	16,380
3.45%, 06/01/29	217	208,380
3.45%, 05/01/50	250	170,873
3.75%, 09/01/47	77	56,913
4.00%, 12/01/46	91	69,878
4.15%, 06/01/49	218	168,693
4.20%, 09/01/48	151	118,724
4.30%, 12/01/42	50	41,580
4.30%, 09/01/45	50	41,011
5.45%, 03/01/54	80	75,214
6.59%, 10/15/37	80	87,625
Essential Utilities Inc.
2.70%, 04/15/30	157	142,976
3.35%, 04/15/50	263	167,483
3.57%, 05/01/29	160	153,353
4.28%, 05/01/49	273	205,462
4.80%, 08/15/27	25	25,134
5.30%, 05/01/52	145	127,659
5.38%, 01/15/34	25	24,930

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Water (continued)
United Utilities PLC, 6.88%, 08/15/28	$40	$42,653
		2,072,450
Total Corporate Bonds & Notes — 25.1% (Cost: $1,026,634,657)		971,153,492
Foreign Government Obligations
Canada — 0.6%
Hydro-Quebec
Series HH, 8.50%, 12/01/29	170	198,587
Series HK, 9.38%, 04/15/30	1,510	1,833,493
Series HQ, 9.50%, 11/15/30	1,170	1,448,253
Province of Alberta Canada
1.30%, 07/22/30	56	48,453
3.30%, 03/15/28	579	567,692
4.50%, 01/24/34	800	787,444
Province of British Columbia Canada
1.30%, 01/29/31	2,035	1,731,075
4.20%, 07/06/33	2,570	2,486,404
4.75%, 06/12/34	620	620,925
4.80%, 11/15/28	1,235	1,262,469
7.25%, 09/01/36	240	286,593
Province of Manitoba Canada
1.50%, 10/25/28	315	289,504
4.30%, 07/27/33	980	951,964
4.90%, 05/31/34	505	510,639
Province of Ontario Canada
1.13%, 10/07/30	890	758,952
1.60%, 02/25/31	1,380	1,193,793
1.80%, 10/14/31	1,740	1,487,328
2.13%, 01/21/32	1,730	1,500,133
5.05%, 04/24/34	635	651,061
Province of Quebec Canada
1.35%, 05/28/30	1,360	1,187,523
1.90%, 04/21/31	1,890	1,654,728
2.75%, 04/12/27	95	92,668
3.63%, 04/13/28	1,055	1,042,519
4.50%, 09/08/33	1,035	1,021,948
Series PD, 7.50%, 09/15/29	379	427,726
		24,041,874
Chile — 0.1%
Chile Government International Bonds
2.55%, 07/27/33	300	249,552
3.10%, 05/07/41	355	258,232
3.10%, 01/22/61	455	266,722
3.25%, 09/21/71	340	200,454
3.50%, 01/31/34	245	217,026
3.50%, 01/25/50	402	278,989
3.86%, 06/21/47	290	219,219
4.00%, 01/31/52	5	3,743
4.34%, 03/07/42	65	55,089
4.95%, 01/05/36	250	242,111
5.33%, 01/05/54	40	36,795
		2,027,932
Hungary — 0.0%
Hungary Government International Bonds, 7.63%, 03/29/41	277	307,570
Security	Par (000)	Value
Israel — 0.0%
Israel Government International Bonds
3.88%, 07/03/50	$460	$311,900
4.13%, 01/17/48	320	235,557
4.50%, 01/17/33	255	238,424
4.50%, 01/30/43	105	86,214
4.50%, 04/03/2120	200	136,536
5.63%, 02/19/35	200	197,823
5.75%, 03/12/54	630	559,170
State of Israel, 3.38%, 01/15/50	170	105,371
		1,870,995
Italy — 0.1%
Republic of Italy Government International Bonds
2.88%, 10/17/29	1,075	1,000,651
3.88%, 05/06/51	545	365,448
4.00%, 10/17/49	497	351,047
5.38%, 06/15/33	556	570,822
		2,287,968
Panama — 0.0%
Panama Government International Bonds
3.87%, 07/23/60	535	286,567
4.30%, 04/29/53	32	19,500
4.50%, 04/01/56	300	183,630
4.50%, 01/19/63	285	172,211
		661,908
Poland — 0.0%
Republic of Poland Government International Bonds
4.88%, 10/04/33	440	431,485
5.13%, 09/18/34	200	198,210
5.38%, 02/12/35	200	200,255
5.50%, 04/04/53	430	391,966
5.50%, 03/18/54	515	468,217
5.75%, 11/16/32	175	182,537
		1,872,670
South Korea — 0.0%
Korea International Bonds
3.88%, 09/20/48	363	289,975
4.13%, 06/10/44(b)	560	476,766
		766,741
Supranational — 2.0%
African Development Bank, 5.75%, , (5-year CMT + 1.575%)(a)(f)	250	238,750
Asian Development Bank, 6.22%, 08/15/27	912	948,525
Council of Europe Development Bank
0.88%, 09/22/26	2,845	2,731,135
3.63%, 01/26/28	975	967,573
4.13%, 01/24/29	2,060	2,069,902
4.50%, 01/15/30	125	127,488
European Investment Bank
1.25%, 02/14/31	100	85,810
2.38%, 05/24/27	1,305	1,265,796
3.63%, 07/15/30	40	39,258
3.75%, 02/14/33	750	725,581
4.13%, 02/13/34	1,580	1,553,209
4.50%, 03/14/30	140	143,178
4.63%, 02/12/35(b)	845	858,962
4.88%, 02/15/36	1,498	1,549,895
Inter-American Development Bank
0.63%, 09/16/27	1,399	1,298,920
1.13%, 07/20/28	2,248	2,063,572

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
1.13%, 01/13/31	$2,145	$1,828,167
1.50%, 01/13/27	1,065	1,023,449
2.00%, 06/02/26	815	798,077
2.00%, 07/23/26	710	693,554
2.25%, 06/18/29	2,075	1,941,674
2.38%, 07/07/27	1,552	1,503,669
3.13%, 09/18/28	1,145	1,116,447
3.20%, 08/07/42	725	570,758
3.50%, 09/14/29	860	843,757
3.50%, 04/12/33	300	284,026
3.75%, 06/14/30	125	123,533
3.88%, 10/28/41	875	760,859
4.38%, 01/24/44	685	626,009
4.50%, 02/15/30	125	127,703
4.50%, 09/13/33	130	131,271
International Bank for Reconstruction & Development
0.75%, 11/24/27	3,700	3,426,425
0.75%, 08/26/30	3,420	2,892,355
0.85%, 02/10/27(b)	150	141,846
0.88%, 07/15/26	215	207,525
0.88%, 05/14/30	2,520	2,168,103
1.13%, 09/13/28	1,790	1,636,473
1.25%, 02/10/31	1,290	1,105,043
1.38%, 04/20/28	3,485	3,245,931
1.63%, 11/03/31	2,730	2,338,560
1.75%, 10/23/29	3,297	3,003,334
1.88%, 10/27/26	3,684	3,575,749
2.50%, 11/22/27	4,855	4,694,691
2.50%, 03/29/32(b)	1,320	1,185,767
3.13%, 06/15/27	1,645	1,618,852
3.50%, 07/12/28	1,050	1,036,999
3.63%, 09/21/29	610	601,708
3.88%, 10/16/29	250	248,955
3.88%, 02/14/30	1,390	1,382,685
3.88%, 08/28/34	1,505	1,444,638
4.00%, 05/06/32	100	98,649
4.63%, 08/01/28	630	642,936
4.63%, 01/15/32	195	199,626
4.75%, 11/14/33	2,625	2,695,462
4.75%, 02/15/35	1,384	1,411,248
Series GDIF, 5.75%, 05/02/34	1,455	1,484,125
International Finance Corp.
0.75%, 10/08/26	1,550	1,483,635
0.75%, 08/27/30	1,310	1,108,169
4.50%, 07/13/28	5	5,085
Nordic Investment Bank
3.38%, 09/08/27	855	844,902
3.75%, 05/09/30	200	197,782
4.25%, 02/28/29	410	413,931
		75,581,696
Uruguay — 0.1%
Oriental Republic of Uruguay, 5.25%, 09/10/60	210	184,690
Uruguay Government International Bonds
4.13%, 11/20/45	300	247,825
4.98%, 04/20/55	554	477,203
5.10%, 06/18/50	777	697,403
5.44%, 02/14/37	50	50,336
5.75%, 10/28/34	165	171,895
Security	Par (000)	Value
Uruguay (continued)
7.63%, 03/21/36	$513	$604,106
		2,433,458
Total Foreign Government Obligations — 2.9% (Cost: $116,184,482)		111,852,812
Municipal Debt Obligations
California — 0.0%
State of California GO BAB, 7.55%, 04/01/39	35	41,260
Illinois — 0.0%
State of Illinois GO, 5.10%, 06/01/33	89	88,755
Total Municipal Debt Obligations — 0.0% (Cost: $133,544)		130,015
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 24.8%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/32	64	60,937
3.00%, 05/01/29	1,617	1,588,977
3.00%, 03/01/46	301	263,916
3.00%, 09/01/46	281	251,693
3.00%, 12/01/46	372	326,218
3.50%, 05/01/33	14	13,769
3.50%, 06/01/34	10	9,614
3.50%, 03/01/38	23	22,183
3.50%, 10/01/42	8	7,745
3.50%, 10/01/44	9	8,442
3.50%, 07/01/47	12	10,543
3.50%, 09/01/47	11	10,108
3.50%, 02/01/48	6	5,243
3.50%, 03/01/48	4	4,053
4.00%, 09/01/45	4	4,237
4.00%, 01/01/48	303	283,101
4.00%, 02/01/48	4	3,404
4.00%, 01/01/49	6	6,087
4.50%, 10/01/48	12	11,747
4.50%, 01/01/49	2	2,158
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.58%, 05/25/32	2,000	1,767,750
Series K062, Class A2, 3.41%, 12/25/26	100	98,545
Series K077, Class A2, 3.85%, 05/25/28(a)	2,000	1,977,623
Series K100, Class A2, 2.67%, 09/25/29	1,000	937,135
Series K101, Class A2, 2.52%, 10/25/29	300	279,150
Series K115, Class A2, 1.38%, 06/25/30	1,920	1,664,940
Series K120, Class A2, 1.50%, 10/25/30	3,000	2,588,268
Series K154, Class A2, 3.42%, 04/25/32	500	483,164
Series K735, Class A2, 2.86%, 05/25/26	3	3,160
Series K739, Class A2, 1.34%, 09/25/27	891	840,559
Federal National Mortgage Association-ACES
Series 2017-M11, Class A2, 2.98%, 08/25/29	128	121,731
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	1,378	1,346,255
Series 2021-M13, Class A2, 1.65%, 04/25/31(a)	600	511,971
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	1,000	857,195
Government National Mortgage Association
1.50%, 10/20/51	211	160,440
2.00%, 07/20/50	65	52,344
2.00%, 08/20/50	2,983	2,397,794

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.00%, 09/20/50	$3,578	$2,878,474
2.00%, 11/20/50	1,483	1,192,654
2.00%, 12/20/50	1,529	1,229,786
2.00%, 01/20/51	2,608	2,096,895
2.00%, 02/20/51	3,508	2,819,999
2.00%, 08/20/51	3,677	2,955,864
2.00%, 11/20/51	775	622,601
2.00%, 12/20/51	2,874	2,309,779
2.00%, 01/20/52	9,297	7,471,836
2.00%, 02/20/52	3,055	2,454,742
2.00%, 03/20/52	1,239	995,841
2.00%, 04/20/52	3,595	2,888,675
2.00%, 06/15/54(g)	5,675	4,557,431
2.50%, 12/20/46	94	79,849
2.50%, 06/20/50	3,378	2,838,038
2.50%, 08/20/50	288	239,625
2.50%, 09/20/50	407	339,810
2.50%, 01/20/51	1,053	883,791
2.50%, 02/20/51	6,224	5,225,975
2.50%, 05/20/51	744	624,492
2.50%, 07/20/51	2,500	2,097,687
2.50%, 08/20/51	6,529	5,478,533
2.50%, 11/20/51	2,649	2,222,088
2.50%, 01/20/52	1,435	1,203,501
2.50%, 02/20/52	1,946	1,632,280
2.50%, 03/20/52	3,339	2,800,805
2.50%, 04/20/52	2,872	2,409,391
2.50%, 05/20/52	1,791	1,502,825
2.50%, 07/20/52	579	486,080
2.50%, 08/20/52	1,388	1,164,322
2.50%, 09/20/52	939	787,474
2.50%, 06/15/54(g)	5,725	4,795,286
3.00%, 07/20/45	46	41,005
3.00%, 11/20/45	217	191,953
3.00%, 12/20/45	38	33,297
3.00%, 01/20/46	20	17,311
3.00%, 03/20/46	343	302,841
3.00%, 04/20/46	9	8,044
3.00%, 05/20/46	23	20,499
3.00%, 08/20/46	284	250,798
3.00%, 09/20/46	678	599,085
3.00%, 11/20/46	18	15,510
3.00%, 02/15/47	21	18,789
3.00%, 03/20/47	7	6,297
3.00%, 06/20/47	22	19,700
3.00%, 10/20/47	402	354,068
3.00%, 02/20/48	15	13,422
3.00%, 04/20/49	718	633,101
3.00%, 10/15/49	119	103,757
3.00%, 01/20/50	742	650,061
3.00%, 02/20/50	155	135,506
3.00%, 07/20/50	1,321	1,155,508
3.00%, 08/20/50	230	200,898
3.00%, 12/20/50	1,000	874,150
3.00%, 08/20/51	1,925	1,679,584
3.00%, 09/20/51	1,424	1,242,539
3.00%, 10/20/51	2,697	2,352,323
3.00%, 11/20/51	1,215	1,059,912
3.00%, 12/20/51	1,523	1,327,880
3.00%, 02/20/52	2,201	1,919,423
3.00%, 03/20/52	2,324	2,008,680
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 05/20/52	$2,836	$2,472,093
3.00%, 07/20/52	780	679,957
3.00%, 09/20/52	489	426,318
3.00%, 06/15/54(g)	8,588	7,480,609
3.50%, 09/20/42	29	26,356
3.50%, 12/20/42	26	23,720
3.50%, 09/20/45	2,212	2,008,723
3.50%, 11/20/46	7	6,180
3.50%, 01/20/47	7	5,920
3.50%, 06/20/47	6	5,221
3.50%, 08/20/47	99	89,622
3.50%, 09/20/47	3,911	3,541,319
3.50%, 11/20/47	25	22,705
3.50%, 02/20/48	13	12,090
3.50%, 08/20/48	24	22,033
3.50%, 01/20/49	11	9,631
3.50%, 03/20/49	1,101	995,080
3.50%, 09/20/49	748	673,489
3.50%, 10/20/49	526	473,691
3.50%, 12/20/49	212	190,917
3.50%, 01/20/50	487	438,814
3.50%, 03/20/50	332	298,889
3.50%, 08/20/50	161	145,243
3.50%, 01/20/52	2,191	1,963,707
3.50%, 02/20/52	480	430,507
3.50%, 10/20/52	1,247	1,114,323
3.50%, 05/20/53	1,352	1,217,104
3.50%, 06/15/54(g)	9,224	8,205,686
4.00%, 04/20/47	50	46,410
4.00%, 07/20/47	57	52,788
4.00%, 11/20/47	12	10,886
4.00%, 04/20/48	2	2,095
4.00%, 05/15/48	3	3,179
4.00%, 05/20/48	9	8,026
4.00%, 08/20/48	19	17,485
4.00%, 09/20/48	49	45,313
4.00%, 11/20/48	550	513,089
4.00%, 12/20/48	980	913,914
4.00%, 02/20/49	674	627,869
4.00%, 01/20/50	1,963	1,825,408
4.00%, 02/20/50	1,616	1,502,354
4.00%, 07/20/52	231	212,735
4.00%, 09/20/52	2,522	2,326,808
4.00%, 12/20/52	626	577,237
4.00%, 06/15/54(g)	7,781	7,124,210
4.50%, 07/20/41	765	752,092
4.50%, 06/20/48	17	16,311
4.50%, 08/20/48	3	2,697
4.50%, 09/20/48	206	197,815
4.50%, 10/20/48	102	98,483
4.50%, 12/20/48	40	38,965
4.50%, 01/20/49	151	145,522
4.50%, 03/20/49	1,164	1,120,277
4.50%, 06/20/49	28	27,271
4.50%, 07/20/49	12	11,313
4.50%, 08/20/49	3	2,846
4.50%, 07/20/52	816	776,995
4.50%, 08/20/52	3,646	3,467,654
4.50%, 04/20/53	3,047	2,889,028
4.50%, 06/20/53	1,585	1,502,446
4.50%, 06/15/54(g)	2,625	2,476,161

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 10/20/54	$1,740	$1,643,736
4.50%, 11/20/54	1,312	1,239,243
5.00%, 04/20/48	5	5,185
5.00%, 05/20/48	2	2,269
5.00%, 11/20/48	2	1,676
5.00%, 12/20/48	4	3,608
5.00%, 01/20/49	19	18,293
5.00%, 06/20/49	265	261,547
5.00%, 07/20/52	203	197,450
5.00%, 09/20/52	1,486	1,447,492
5.00%, 04/20/53	2,199	2,142,893
5.00%, 07/20/53	3,795	3,697,746
5.00%, 06/15/54(g)	5,652	5,482,412
5.00%, 09/20/54	565	548,231
5.00%, 11/20/54	7,990	7,753,282
5.00%, 12/20/54	4,741	4,601,121
5.50%, 12/20/52	2,185	2,182,324
5.50%, 01/20/53	92	91,840
5.50%, 03/20/53	1,979	1,972,951
5.50%, 04/20/53	2,563	2,559,034
5.50%, 05/20/53	569	568,187
5.50%, 06/20/53	492	491,546
5.50%, 07/20/53	588	587,111
5.50%, 04/20/54	1,690	1,681,669
5.50%, 06/15/54(g)	7,900	7,842,910
5.50%, 08/20/54	2,584	2,568,046
5.50%, 11/20/54	2,717	2,700,510
6.00%, 09/20/53	1,104	1,120,971
6.00%, 10/20/53	1,681	1,706,531
6.00%, 06/15/54(g)	5,250	5,300,050
6.00%, 06/20/54	1,148	1,163,771
6.00%, 07/20/54	2,026	2,050,152
6.00%, 08/20/54	1,777	1,798,245
6.00%, 09/20/54	4,687	4,736,705
6.00%, 01/20/55	1,531	1,547,601
6.50%, 10/20/53	2,490	2,547,488
6.50%, 06/15/54(g)	1,841	1,879,599
6.50%, 01/20/55	822	839,944
6.50%, 02/20/55	2,606	2,661,974
6.50%, 03/20/55	696	713,730
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	392	346,074
1.50%, 10/01/36	330	290,713
1.50%, 11/01/36	216	190,260
1.50%, 02/01/37	2,190	1,925,716
1.50%, 03/01/37	3,124	2,741,092
1.50%, 04/01/37	521	457,150
1.50%, 08/01/37	293	257,848
1.50%, 06/15/39(g)	4,631	4,058,368
1.50%, 11/01/50	403	298,020
1.50%, 02/01/51	3,067	2,266,752
1.50%, 04/01/51	1,077	796,466
1.50%, 05/01/51	2,056	1,521,230
1.50%, 07/01/51	4,132	3,055,859
1.50%, 11/01/51	1,398	1,033,754
1.50%, 04/01/52	426	314,676
2.00%, 12/01/35	1,287	1,170,525
2.00%, 02/01/36	3,721	3,387,308
2.00%, 03/01/36	578	524,558
2.00%, 05/01/36	1,915	1,738,902
2.00%, 06/01/36	1,126	1,020,641
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.00%, 08/01/36	$986	$893,239
2.00%, 09/01/36	1,679	1,517,704
2.00%, 10/01/36	467	422,533
2.00%, 11/01/36	986	892,710
2.00%, 12/01/36	1,332	1,204,934
2.00%, 01/01/37	2,827	2,556,954
2.00%, 02/01/37	5,003	4,522,080
2.00%, 03/01/37	2,430	2,195,397
2.00%, 04/01/37	6,874	6,205,989
2.00%, 05/01/37	2,658	2,400,509
2.00%, 06/01/37	1,956	1,766,238
2.00%, 06/15/39(g)	4,136	3,734,576
2.00%, 06/01/50	2,913	2,288,739
2.00%, 07/01/50	1,156	908,099
2.00%, 08/01/50	717	566,811
2.00%, 09/01/50	3,491	2,742,387
2.00%, 10/01/50	2,431	1,910,093
2.00%, 11/01/50	3,793	2,974,695
2.00%, 12/01/50	7,306	5,775,454
2.00%, 01/01/51	3,384	2,660,776
2.00%, 02/01/51	2,599	2,038,771
2.00%, 03/01/51	4,083	3,202,287
2.00%, 04/01/51	11,527	9,031,184
2.00%, 05/01/51	11,312	8,865,586
2.00%, 06/01/51	3,657	2,874,637
2.00%, 07/01/51	4,226	3,308,853
2.00%, 08/01/51	5,136	4,014,830
2.00%, 09/01/51	1,644	1,281,248
2.00%, 10/01/51	12,897	10,099,164
2.00%, 11/01/51	9,117	7,139,771
2.00%, 12/01/51	5,729	4,486,770
2.00%, 01/01/52	8,213	6,424,220
2.00%, 02/01/52	15,144	11,801,039
2.00%, 03/01/52	26,817	20,865,055
2.00%, 04/01/52	4,958	3,865,164
2.00%, 05/01/52	21,043	16,390,227
2.00%, 07/01/52	1,317	1,028,402
2.00%, 06/15/54(g)	11,450	8,894,607
2.50%, 01/01/32	51	48,976
2.50%, 04/01/32	228	218,704
2.50%, 06/01/32	92	87,406
2.50%, 01/01/33	39	37,804
2.50%, 11/01/34	303	282,966
2.50%, 07/01/35	418	389,610
2.50%, 10/01/35	1,747	1,625,031
2.50%, 03/01/36	717	665,942
2.50%, 05/01/36	1,475	1,367,383
2.50%, 06/01/36	373	345,171
2.50%, 07/01/36	1,424	1,318,638
2.50%, 08/01/36	269	249,137
2.50%, 03/01/37	868	802,149
2.50%, 04/01/37	1,932	1,785,683
2.50%, 05/01/37	1,756	1,620,630
2.50%, 06/01/37	742	684,555
2.50%, 06/15/39(g)	9,588	8,850,204
2.50%, 04/01/47	11	9,608
2.50%, 05/01/50	2,065	1,702,042
2.50%, 06/01/50	76	62,109
2.50%, 07/01/50	199	166,407
2.50%, 08/01/50	216	179,244
2.50%, 09/01/50	1,366	1,131,058

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 10/01/50	$523	$431,745
2.50%, 11/01/50	6,506	5,388,899
2.50%, 12/01/50	6,024	4,923,132
2.50%, 01/01/51	927	761,944
2.50%, 02/01/51	1,485	1,220,721
2.50%, 03/01/51	1,668	1,374,701
2.50%, 04/01/51	267	218,601
2.50%, 07/01/51	1,098	900,684
2.50%, 08/01/51	8,275	6,822,488
2.50%, 09/01/51	10,998	9,015,474
2.50%, 10/01/51	13,140	10,824,248
2.50%, 11/01/51	5,507	4,516,434
2.50%, 12/01/51	16,972	13,923,922
2.50%, 01/01/52	16,104	13,205,688
2.50%, 02/01/52	14,085	11,531,327
2.50%, 03/01/52	6,141	5,025,303
2.50%, 04/01/52	4,358	3,568,857
2.50%, 05/01/52	1,872	1,530,809
2.50%, 07/01/52	3,407	2,783,549
2.50%, 06/15/54(g)	7,500	6,107,425
3.00%, 03/01/30	512	500,479
3.00%, 01/01/31	26	25,482
3.00%, 08/01/32	56	53,516
3.00%, 10/01/33	23	22,442
3.00%, 07/01/34	5	5,232
3.00%, 09/01/34	38	36,361
3.00%, 11/01/34	19	18,248
3.00%, 12/01/34	47	44,307
3.00%, 03/01/35	146	138,784
3.00%, 07/01/35	117	111,573
3.00%, 10/01/35	387	368,393
3.00%, 04/01/37	1,121	1,057,134
3.00%, 07/01/37	627	593,563
3.00%, 11/01/38	4,889	4,609,566
3.00%, 06/15/39(g)	3,893	3,668,506
3.00%, 07/01/46	367	322,525
3.00%, 11/01/46	763	668,375
3.00%, 12/01/46	364	318,714
3.00%, 12/01/47	157	136,612
3.00%, 01/01/48	59	51,251
3.00%, 03/01/48	1,017	887,849
3.00%, 11/01/48	109	95,399
3.00%, 02/01/49	3,737	3,283,713
3.00%, 09/01/49	9	7,505
3.00%, 11/01/49	7	5,839
3.00%, 12/01/49	82	71,119
3.00%, 02/01/50	1,554	1,341,603
3.00%, 03/01/50	134	115,712
3.00%, 04/01/50	63	54,358
3.00%, 06/01/50	3,153	2,701,985
3.00%, 07/01/50	2,134	1,838,245
3.00%, 08/01/50	1,643	1,426,109
3.00%, 09/01/50	492	423,420
3.00%, 10/01/50	3,702	3,171,388
3.00%, 11/01/50	868	747,077
3.00%, 12/01/50	406	349,128
3.00%, 01/01/51	1,072	925,593
3.00%, 04/01/51	6,739	5,738,982
3.00%, 05/01/51	2,946	2,543,458
3.00%, 06/01/51	9,364	8,041,799
3.00%, 07/01/51	4,214	3,627,373
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 08/01/51	$845	$730,125
3.00%, 11/01/51	480	411,120
3.00%, 01/01/52	3,294	2,805,086
3.00%, 02/01/52	2,065	1,780,556
3.00%, 03/01/52	6,665	5,709,731
3.00%, 04/01/52	8,371	7,179,436
3.00%, 05/01/52	2,643	2,263,151
3.00%, 07/01/52	2,308	1,966,929
3.00%, 06/15/54(g)	1,725	1,467,528
3.50%, 06/01/33	14	13,782
3.50%, 11/01/33	11	11,131
3.50%, 02/01/34	285	276,793
3.50%, 07/01/34	7	7,141
3.50%, 08/01/34	8	8,045
3.50%, 01/01/35	12	11,464
3.50%, 11/01/38	4,987	4,776,608
3.50%, 06/15/39(g)	1,072	1,023,582
3.50%, 09/01/42	2,157	1,995,120
3.50%, 07/01/45	3,634	3,307,923
3.50%, 08/01/45	36	32,675
3.50%, 01/01/46	81	74,831
3.50%, 09/01/46	336	305,838
3.50%, 01/01/47	49	44,764
3.50%, 07/01/47	1,615	1,487,579
3.50%, 08/01/47	10	9,012
3.50%, 10/01/47	972	877,576
3.50%, 11/01/47	241	217,436
3.50%, 01/01/48	1,759	1,588,519
3.50%, 02/01/48	715	645,773
3.50%, 04/01/48	55	49,914
3.50%, 07/01/48	148	134,193
3.50%, 11/01/48	9	8,020
3.50%, 01/01/49	98	88,833
3.50%, 02/01/49	249	226,461
3.50%, 03/01/49	705	636,732
3.50%, 06/01/49	2,338	2,109,695
3.50%, 08/01/49	880	794,633
3.50%, 09/01/49	1,907	1,710,693
3.50%, 04/01/50	138	124,630
3.50%, 05/01/50	4,731	4,247,193
3.50%, 06/01/50	271	242,588
3.50%, 07/01/50	418	374,468
3.50%, 02/01/51	3,915	3,512,517
3.50%, 10/01/51	731	658,616
3.50%, 04/01/52	4,421	3,949,098
3.50%, 05/01/52	11,007	9,799,492
3.50%, 06/01/52	5,070	4,542,328
3.50%, 07/01/52	1,774	1,580,512
3.50%, 06/15/54(g)	2,828	2,506,378
4.00%, 07/01/33	8	8,189
4.00%, 08/01/37	183	178,386
4.00%, 09/01/37	248	241,030
4.00%, 11/01/37	355	345,464
4.00%, 02/01/38	187	181,617
4.00%, 05/01/38	162	157,780
4.00%, 11/01/38	104	100,996
4.00%, 06/15/39(g)	2,175	2,105,145
4.00%, 11/01/39	1,424	1,379,305
4.00%, 12/01/39	3,350	3,243,640
4.00%, 01/01/46	229	215,183
4.00%, 10/01/46	7	6,648

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 07/01/47	$1,504	$1,403,811
4.00%, 08/01/47	292	275,616
4.00%, 09/01/47	343	320,056
4.00%, 05/01/48	2,022	1,884,336
4.00%, 09/01/48	2,250	2,096,152
4.00%, 10/01/48	4	4,112
4.00%, 12/01/48	2	2,125
4.00%, 01/01/49	1,221	1,137,822
4.00%, 03/01/49	1,383	1,288,162
4.00%, 05/01/49	13	12,106
4.00%, 06/01/49	13	12,499
4.00%, 07/01/49	1,848	1,722,579
4.00%, 11/01/49	247	227,823
4.00%, 12/01/49	8	7,397
4.00%, 01/01/50	74	69,310
4.00%, 04/01/50	1,648	1,529,848
4.00%, 05/01/50	972	899,932
4.00%, 05/01/51	239	222,698
4.00%, 04/01/52	559	513,835
4.00%, 05/01/52	1,319	1,214,320
4.00%, 06/01/52	1,491	1,371,285
4.00%, 06/13/52(g)	8,300	7,603,372
4.00%, 07/01/52	3,331	3,067,801
4.00%, 08/01/52	3,460	3,182,339
4.00%, 09/01/52	503	461,883
4.00%, 10/01/52	632	584,535
4.00%, 12/01/52	4,808	4,415,267
4.00%, 02/01/53	3,815	3,544,907
4.50%, 06/15/39(g)	25	24,623
4.50%, 10/01/47	8	7,627
4.50%, 08/01/48	19	18,201
4.50%, 10/01/48	365	350,202
4.50%, 11/01/48	16	15,062
4.50%, 12/01/48	19	17,868
4.50%, 01/01/49	57	54,541
4.50%, 02/01/49	74	71,465
4.50%, 04/01/49	140	134,641
4.50%, 05/01/49	10	9,189
4.50%, 09/01/50	1,117	1,071,950
4.50%, 05/01/52	389	372,330
4.50%, 06/01/52	1,920	1,818,026
4.50%, 07/01/52	202	191,819
4.50%, 08/01/52	1,636	1,553,046
4.50%, 09/01/52	3,599	3,417,478
4.50%, 10/01/52	7,932	7,535,436
4.50%, 11/01/52	989	935,171
4.50%, 12/01/52	4,024	3,835,746
4.50%, 08/01/53	908	860,496
4.50%, 06/15/54(g)	9,345	8,812,824
5.00%, 06/01/48	109	108,023
5.00%, 04/01/49	10	9,437
5.00%, 12/01/49	318	313,522
5.00%, 08/01/52	361	352,633
5.00%, 09/01/52	765	747,691
5.00%, 10/01/52	755	736,811
5.00%, 11/01/52	1,803	1,757,871
5.00%, 12/01/52	1,034	1,010,516
5.00%, 01/01/53	7,291	7,105,178
5.00%, 03/01/53	541	529,700
5.00%, 04/01/53	2,018	1,959,591
5.00%, 05/01/53	591	573,751
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 06/01/53	$1,303	$1,269,952
5.00%, 08/01/53	6,287	6,099,757
5.00%, 02/01/54	2,110	2,044,869
5.00%, 06/15/54(g)	3,375	3,266,515
5.00%, 10/01/54	2,219	2,148,238
5.00%, 11/01/54	1,811	1,753,438
5.00%, 01/01/55	3,349	3,245,596
5.50%, 09/01/52	413	415,288
5.50%, 11/01/52	1,020	1,017,059
5.50%, 12/01/52	2,141	2,143,741
5.50%, 01/01/53	2,143	2,147,210
5.50%, 02/01/53	2,647	2,637,584
5.50%, 03/01/53	2,144	2,140,979
5.50%, 04/01/53	5,809	5,787,052
5.50%, 05/01/53	7,085	7,030,076
5.50%, 06/01/53	501	501,276
5.50%, 07/01/53	1,827	1,823,165
5.50%, 08/01/53	2,012	1,996,992
5.50%, 09/01/53	3,500	3,471,648
5.50%, 03/01/54	2,832	2,814,657
5.50%, 04/01/54	1,014	1,012,120
5.50%, 05/01/54	2,121	2,107,896
5.50%, 06/01/54	481	477,483
5.50%, 06/15/54(g)	11,201	11,087,999
5.50%, 08/01/54	2,322	2,309,943
5.50%, 11/01/54	4,149	4,139,893
5.50%, 03/01/55	886	881,562
6.00%, 12/01/52	143	145,222
6.00%, 01/01/53	436	447,147
6.00%, 06/01/53	253	256,685
6.00%, 07/01/53	1,091	1,103,800
6.00%, 08/01/53	5,993	6,113,777
6.00%, 09/01/53	3,620	3,680,772
6.00%, 11/01/53	2,998	3,041,585
6.00%, 12/01/53	603	612,651
6.00%, 02/01/54	373	379,100
6.00%, 03/01/54	664	672,457
6.00%, 04/01/54	1,819	1,845,905
6.00%, 05/01/54	4,749	4,825,113
6.00%, 06/15/54(g)	13,575	13,707,512
6.00%, 07/01/54	629	639,968
6.00%, 08/01/54	7,915	8,022,998
6.00%, 09/01/54	2,112	2,153,764
6.00%, 10/01/54	1,744	1,762,266
6.00%, 02/01/55	1,321	1,340,275
6.00%, 04/01/55	559	569,348
6.00%, 05/01/55	383	388,423
6.50%, 10/01/53	3,893	4,036,704
6.50%, 11/01/53	2,842	2,922,878
6.50%, 12/01/53	4,166	4,318,733
6.50%, 01/01/54	3,644	3,781,141
6.50%, 02/01/54	1,143	1,186,133
6.50%, 03/01/54	784	817,944
6.50%, 04/01/54	694	720,466
6.50%, 06/15/54(g)	2,000	2,053,532
6.50%, 07/01/54	759	785,795
6.50%, 08/01/54	3,248	3,349,410
6.50%, 09/01/54	462	477,488
6.50%, 01/01/55	2,221	2,288,156

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.50%, 02/01/55	$2,178	$2,253,991
6.50%, 04/01/55	1,541	1,586,910
		959,120,101
U.S. Government Agency Obligations — 0.1%
Federal Home Loan Banks, 3.25%, 11/16/28(b)	510	499,582
Federal Home Loan Mortgage Corp.,Series 1, 0.00% 11/15/38(c)	20	10,513
Federal National Mortgage Association
5.63%, 07/15/37	2,142	2,319,642
6.21%, 08/06/38	110	125,085
6.25%, 05/15/29	378	409,235
6.63%, 11/15/30	440	493,761
7.13%, 01/15/30	750	847,291
		4,705,109
U.S. Government Obligations — 44.2%
U.S. Treasury Note/Bond
0.38%, 09/30/27	5,400	4,983,609
0.50%, 04/30/27	2,350	2,203,400
0.50%, 05/31/27	2,080	1,944,800
0.50%, 06/30/27	1,900	1,772,047
0.50%, 08/31/27	6,300	5,844,727
0.50%, 10/31/27	9,250	8,534,570
0.63%, 07/31/26	3,000	2,882,344
0.63%, 03/31/27	1,000	942,305
0.63%, 11/30/27	7,450	6,880,191
0.63%, 12/31/27	10,300	9,484,047
0.63%, 05/15/30	2,600	2,211,828
0.63%, 08/15/30	7,300	6,153,102
0.75%, 08/31/26	7,000	6,719,453
0.75%, 01/31/28	6,300	5,805,352
0.88%, 09/30/26	5,700	5,468,215
0.88%, 11/15/30	7,090	6,007,667
1.00%, 07/31/28	5,000	4,575,781
1.13%, 10/31/26	1,500	1,440,527
1.13%, 02/28/27	2,850	2,714,959
1.13%, 02/29/28	4,000	3,716,250
1.13%, 08/31/28	8,750	8,019,238
1.13%, 02/15/31	14,700	12,560,461
1.13%, 05/15/40	5,900	3,584,250
1.13%, 08/15/40	9,500	5,710,391
1.25%, 11/30/26	7,200	6,914,250
1.25%, 12/31/26	8,600	8,242,562
1.25%, 03/31/28	7,100	6,605,773
1.25%, 04/30/28	6,080	5,645,850
1.25%, 05/31/28	5,619	5,206,355
1.25%, 06/30/28	7,770	7,184,215
1.25%, 09/30/28	12,200	11,202,078
1.25%, 08/15/31	12,400	10,474,125
1.25%, 05/15/50	8,550	3,991,781
1.38%, 08/31/26	375	362,842
1.38%, 10/31/28	5,000	4,601,172
1.38%, 12/31/28	5,750	5,271,582
1.38%, 11/15/31	17,668	14,922,559
1.38%, 11/15/40	7,250	4,522,187
1.38%, 08/15/50	4,720	2,263,387
1.50%, 08/15/26	3,550	3,443,223
1.50%, 01/31/27	13,900	13,351,059
1.50%, 11/30/28	5,300	4,888,836
1.50%, 02/15/30	4,200	3,763,266
1.63%, 10/31/26	3,500	3,386,250
Security	Par (000)	Value
U.S. Government Obligations (continued)
1.63%, 11/30/26	$2,800	$2,704,187
1.63%, 05/15/31	8,500	7,407,617
1.63%, 11/15/50	6,100	3,131,969
1.75%, 12/31/26	4,750	4,587,832
1.75%, 01/31/29	7,200	6,675,188
1.75%, 08/15/41	8,400	5,454,750
1.88%, 02/28/27	5,800	5,598,359
1.88%, 02/28/29	4,400	4,092,000
1.88%, 02/15/32	10,600	9,193,844
1.88%, 02/15/41	7,700	5,185,469
1.88%, 02/15/51	7,800	4,268,062
1.88%, 11/15/51	7,750	4,198,320
2.00%, 11/15/26	4,150	4,032,146
2.00%, 11/15/41	7,485	5,044,188
2.00%, 02/15/50	4,450	2,547,625
2.00%, 08/15/51	9,298	5,222,861
2.25%, 02/15/27	5,900	5,734,754
2.25%, 08/15/27	2,100	2,027,648
2.25%, 11/15/27	5,070	4,878,291
2.25%, 05/15/41	8,042	5,723,642
2.25%, 08/15/46	6,855	4,385,058
2.25%, 08/15/49	3,400	2,079,844
2.25%, 02/15/52	7,850	4,674,430
2.38%, 05/15/27	6,750	6,555,674
2.38%, 03/31/29	6,200	5,863,844
2.38%, 05/15/29	6,090	5,750,292
2.38%, 02/15/42	7,250	5,163,502
2.38%, 11/15/49	3,690	2,315,475
2.38%, 05/15/51	8,937	5,529,769
2.50%, 03/31/27	7,051	6,874,174
2.50%, 02/15/45	2,250	1,547,930
2.50%, 02/15/46	6,050	4,098,875
2.50%, 05/15/46	4,950	3,342,797
2.63%, 05/31/27	5,800	5,657,492
2.63%, 02/15/29	5,215	4,986,844
2.63%, 07/31/29	2,000	1,901,094
2.75%, 04/30/27	6,220	6,087,096
2.75%, 07/31/27	7,000	6,835,391
2.75%, 02/15/28	4,225	4,103,861
2.75%, 05/31/29	4,700	4,499,516
2.75%, 08/15/32	11,000	10,022,031
2.75%, 08/15/42	1,475	1,105,328
2.75%, 11/15/42	3,425	2,553,230
2.75%, 08/15/47	4,300	2,995,219
2.75%, 11/15/47	5,500	3,820,781
2.88%, 05/15/28	7,058	6,864,619
2.88%, 08/15/28	6,900	6,691,922
2.88%, 04/30/29	5,440	5,236,425
2.88%, 05/15/32	10,100	9,315,672
2.88%, 05/15/43	1,600	1,208,500
2.88%, 08/15/45	3,395	2,481,533
2.88%, 11/15/46	3,800	2,737,781
2.88%, 05/15/49	1,435	1,006,294
2.88%, 05/15/52	7,610	5,228,308
3.00%, 05/15/42	170	132,945
3.00%, 11/15/44	1,600	1,205,250
3.00%, 05/15/45	1,665	1,247,709
3.00%, 11/15/45	4,316	3,215,420
3.00%, 02/15/47	4,475	3,288,426
3.00%, 05/15/47	3,900	2,856,750
3.00%, 02/15/48	13,235	9,611,919

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.00%, 08/15/48	$3,855	$2,785,840
3.00%, 02/15/49	2,225	1,602,000
3.00%, 08/15/52	8,700	6,134,859
3.13%, 08/31/27	3,000	2,951,250
3.13%, 11/15/28	275	268,232
3.13%, 08/31/29	6,900	6,683,836
3.13%, 11/15/41	825	662,449
3.13%, 02/15/42	1,000	800,000
3.13%, 02/15/43	2,500	1,969,141
3.13%, 08/15/44	1,600	1,234,500
3.13%, 05/15/48	10,450	7,749,328
3.25%, 06/30/27	6,540	6,458,250
3.25%, 06/30/29	5,500	5,360,781
3.25%, 05/15/42	6,629	5,376,416
3.38%, 09/15/27	4,655	4,604,450
3.38%, 05/15/33	12,940	12,183,819
3.38%, 08/15/42	4,198	3,456,135
3.38%, 05/15/44	1,020	821,578
3.38%, 11/15/48	8,400	6,495,562
3.50%, 09/30/26	6,360	6,316,027
3.50%, 01/31/28	7,000	6,935,469
3.50%, 04/30/28	5,400	5,346,422
3.50%, 09/30/29	9,318	9,159,303
3.50%, 01/31/30	8,400	8,237,250
3.50%, 04/30/30	9,000	8,810,859
3.50%, 02/15/33	13,501	12,859,702
3.50%, 02/15/39	1,350	1,195,172
3.63%, 03/31/28	8,500	8,447,539
3.63%, 05/31/28	9,000	8,938,828
3.63%, 08/31/29	6,230	6,156,505
3.63%, 03/31/30	5,180	5,102,300
3.63%, 09/30/31	6,668	6,487,235
3.63%, 08/15/43	1,225	1,033,594
3.63%, 02/15/44	720	603,900
3.63%, 02/15/53	14,814	11,828,053
3.63%, 05/15/53	10,610	8,463,133
3.75%, 08/31/26	8,608	8,573,366
3.75%, 04/30/27	10,917	10,883,737
3.75%, 08/15/27	7,403	7,380,444
3.75%, 04/15/28	4,991	4,975,793
3.75%, 05/15/28	5,658	5,641,645
3.75%, 12/31/28	5,962	5,933,122
3.75%, 05/31/30	10,000	9,896,875
3.75%, 06/30/30	6,000	5,935,781
3.75%, 12/31/30	4,806	4,737,665
3.75%, 08/31/31	3,795	3,720,879
3.75%, 11/15/43	300	256,969
3.88%, 03/31/27	12,265	12,252,543
3.88%, 10/15/27	6,457	6,455,487
3.88%, 11/30/27	13,306	13,304,961
3.88%, 12/31/27	13,800	13,803,234
3.88%, 03/15/28	4,630	4,632,894
3.88%, 09/30/29	14,179	14,143,552
3.88%, 11/30/29	3,800	3,788,719
3.88%, 12/31/29	8,000	7,975,000
3.88%, 04/30/30	7,920	7,890,300
3.88%, 08/15/33	13,395	13,032,916
3.88%, 08/15/34	16,714	16,108,117
3.88%, 08/15/40	300	270,609
3.88%, 02/15/43	4,608	4,047,120
3.88%, 05/15/43	4,170	3,653,311
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.00%, 01/15/27	$7,155	$7,156,118
4.00%, 12/15/27	14,025	14,071,020
4.00%, 02/29/28	8,000	8,026,875
4.00%, 06/30/28	10,146	10,185,633
4.00%, 01/31/29	6,981	7,003,361
4.00%, 07/31/29	8,300	8,323,344
4.00%, 10/31/29	11,057	11,082,915
4.00%, 02/28/30	15,400	15,437,297
4.00%, 03/31/30	6,623	6,636,453
4.00%, 05/31/30	4,615	4,624,735
4.00%, 07/31/30	4,349	4,350,699
4.00%, 01/31/31	9,424	9,404,121
4.00%, 04/30/32	4,696	4,651,241
4.00%, 02/15/34	14,831	14,494,985
4.00%, 11/15/42	5,300	4,745,984
4.00%, 11/15/52	6,800	5,818,250
4.13%, 06/15/26(b)	24,273	24,265,416
4.13%, 10/31/26	6,061	6,068,576
4.13%, 01/31/27	6,698	6,714,222
4.13%, 02/15/27	6,536	6,552,085
4.13%, 02/28/27	11,264	11,296,560
4.13%, 09/30/27	3,000	3,016,641
4.13%, 10/31/27	4,800	4,826,250
4.13%, 11/15/27	3,994	4,016,154
4.13%, 07/31/28	11,582	11,668,865
4.13%, 03/31/29	7,311	7,366,975
4.13%, 10/31/29	17,861	17,993,562
4.13%, 11/30/29	7,229	7,285,477
4.13%, 08/31/30	6,200	6,236,328
4.13%, 03/31/31	4,537	4,551,533
4.13%, 07/31/31	10,676	10,693,515
4.13%, 10/31/31	9,000	9,000,703
4.13%, 11/30/31	9,241	9,238,834
4.13%, 02/29/32	9,329	9,315,881
4.13%, 03/31/32	5,132	5,123,179
4.13%, 11/15/32	8,642	8,605,542
4.13%, 08/15/44	6,349	5,707,156
4.13%, 08/15/53	6,281	5,491,949
4.25%, 11/30/26	5,378	5,396,697
4.25%, 12/31/26	11,796	11,841,157
4.25%, 03/15/27	7,278	7,315,811
4.25%, 01/15/28	5,108	5,155,089
4.25%, 02/15/28	13,356	13,485,386
4.25%, 02/28/29	7,000	7,083,125
4.25%, 06/30/29	8,144	8,243,891
4.25%, 01/31/30	7,911	8,011,124
4.25%, 02/28/31	5,200	5,252,406
4.25%, 06/30/31	10,997	11,092,365
4.25%, 11/15/34	18,766	18,590,069
4.25%, 05/15/35	3,023	2,989,936
4.25%, 05/15/39	1,200	1,146,938
4.25%, 11/15/40	250	235,000
4.25%, 02/15/54	12,286	10,972,934
4.25%, 08/15/54	12,502	11,181,476
4.38%, 07/31/26	10,867	10,898,412
4.38%, 08/15/26	18,619	18,681,548
4.38%, 12/15/26	11,284	11,345,671
4.38%, 07/15/27	8,218	8,296,328
4.38%, 08/31/28	11,011	11,175,305
4.38%, 11/30/28	7,600	7,717,562
4.38%, 12/31/29	8,348	8,496,699

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.38%, 11/30/30	$6,000	$6,102,656
4.38%, 01/31/32	7,320	7,417,219
4.38%, 05/15/34	15,357	15,404,991
4.38%, 02/15/38	2,400	2,356,875
4.38%, 11/15/39	150	144,398
4.38%, 05/15/40	250	240,000
4.38%, 05/15/41	500	475,469
4.38%, 08/15/43	7,067	6,610,958
4.50%, 07/15/26	22,319	22,412,286
4.50%, 04/15/27	9,484	9,580,322
4.50%, 05/15/27	9,182	9,280,993
4.50%, 05/31/29	7,073	7,223,854
4.50%, 12/31/31	6,546	6,682,034
4.50%, 11/15/33	16,210	16,455,683
4.50%, 02/15/36	900	910,125
4.50%, 05/15/38	7,263	7,226,685
4.50%, 08/15/39	2,000	1,956,563
4.50%, 02/15/44	6,187	5,867,983
4.50%, 11/15/54	7,222	6,743,542
4.63%, 09/15/26	3,768	3,794,347
4.63%, 10/15/26	3,939	3,969,312
4.63%, 11/15/26	5,825	5,873,238
4.63%, 06/15/27	7,994	8,106,416
4.63%, 09/30/28	10,937	11,189,064
4.63%, 04/30/29	9,000	9,229,219
4.63%, 09/30/30	6,255	6,437,763
4.63%, 04/30/31	5,212	5,362,659
4.63%, 05/31/31	5,000	5,143,359
4.63%, 02/15/35	19,112	19,479,309
4.63%, 02/15/40	250	247,148
4.63%, 05/15/44	5,585	5,378,180
4.63%, 11/15/44	7,349	7,060,781
4.63%, 05/15/54	8,284	7,878,861
4.63%, 02/15/55	7,115	6,788,155
4.75%, 02/15/37	500	512,969
4.75%, 11/15/43	7,211	7,071,287
4.75%, 02/15/45	6,725	6,567,383
4.75%, 11/15/53	7,760	7,529,625
4.75%, 05/15/55	2,662	2,594,202
4.88%, 10/31/28	3,531	3,641,068
4.88%, 10/31/30	5,000	5,205,469
5.00%, 05/15/37	2,400	2,512,500
5.00%, 05/15/45	4,200	4,243,805
5.38%, 02/15/31	1,000	1,065,156
6.13%, 08/15/29	1,000	1,082,500
6.25%, 05/15/30	100	109,953
6.38%, 08/15/27	800	840,188
		1,709,665,309
Total U.S. Government & Agency Obligations — 69.1% (Cost: $2,851,354,759)		2,673,490,519
Total Long-Term Investments — 98.7% (Cost: $4,058,883,086)		3,819,900,799
Security	Shares	Value
Short-Term Securities
Money Market Funds — 4.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(h)(i)	158,155,869	$158,219,131
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(h)(i)(j)	29,700,387	29,700,387
Total Short-Term Securities — 4.9% (Cost: $187,852,046)		187,919,518
Total Investments Before TBA Sales Commitments — 103.6% (Cost: $4,246,735,132)		4,007,820,317
	Par (000)
TBA Sales Commitments
Mortgage-Backed Securities — (0.0)%
Uniform Mortgage-Backed Securities
5.50%, 06/15/54	$(875)	(866,172)
6.00%, 06/15/54	(525)	(530,125)
Total TBA Sales Commitments — (0.0)% (Proceeds: $(1,392,672))		(1,396,297)
Total Investments, Net of TBA Sales Commitments — 103.6% (Cost: $4,245,342,460)		4,006,424,020
Liabilities in Excess of Other Assets — (3.6)%		(137,658,223)
Net Assets — 100.0%		$3,868,765,797

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of this security is on loan.
(c)	Zero-coupon bond.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Perpetual security with no stated maturity date.
(g)	Represents or includes a TBA transaction.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$162,629,793	$—	$(4,397,468)(a)	$535	$(13,729)	$158,219,131	158,155,869	$1,684,319	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,866,968	24,833,419 (a)	—	—	—	29,700,387	29,700,387	11,474 (b)	—
				$535	$(13,729)	$187,919,518		$1,695,793	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$17,764,544	$—	$17,764,544
Collateralized Mortgage Obligations	—	45,509,417	—	45,509,417
Corporate Bonds & Notes	—	971,153,492	—	971,153,492
Foreign Government Obligations	—	111,852,812	—	111,852,812
Municipal Debt Obligations	—	130,015	—	130,015
U.S. Government & Agency Obligations	—	2,673,490,519	—	2,673,490,519
Short-Term Securities
Money Market Funds	187,919,518	—	—	187,919,518
Liabilities
Investments
TBA Sales Commitments	—	(1,396,297)	—	(1,396,297)
	$187,919,518	$3,818,504,502	$—	$4,006,424,020

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF

Portfolio Abbreviation
BAB	Build America Bond
CMT	Constant Maturity Treasury
GO	General Obligation

SCA	Svenska Celluosa Aktiebolaget
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced